UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	1/31/2019

Item 1.   Schedule of Investments

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 95.4%
Asset-Backed Securities 35.3%
Automobiles 0.2%
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class C, 144A	3.910%	08/16/21		4,100	$ 4,125,558
Series 2017-02A, Class E, 144A	4.740	11/14/25		1,200	1,195,127
					5,320,685
Collateralized Loan Obligations 23.8%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270%	4.057(c)	07/15/30		1,750	1,747,927
Armada Euro CLO (Ireland),
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760%	0.760(c)	11/15/31	EUR	12,500	14,109,338
Series 2018-02A, Class A3, 144A	1.500	11/15/31	EUR	2,500	2,857,643

ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	4.067(c)	07/15/29		2,500	2,492,030
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	4.039(c)	07/16/29		2,000	1,987,939
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%	4.079(c)	01/16/30		4,500	4,486,873
Aurium CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	01/16/31	EUR	10,500	11,863,569
Series 04A, Class A2, 144A	1.620	01/16/31	EUR	3,100	3,545,589

Bain Capital Credit CLO (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.732(c)	04/23/31		5,000	4,930,246
Bain Capital Euro CLO DAC (Ireland), Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780%	0.780(c)	04/20/32	EUR	10,000	11,325,614
Battalion CLO Ltd. (Cayman Islands), Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%	4.120(c)	07/18/30		2,000	1,996,689
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	4.037(c)	07/15/29		3,500	3,498,148

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	4.037%(c)	10/15/30		9,250	$9,228,094

Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	4.123(c)	01/17/28		4,000	3,912,554
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2015-3A, Class A1BR, 144A	1.150	07/15/30	EUR	8,500	9,675,488
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.689(c)	07/20/31		3,000	2,989,524
Catamaran CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	4.021(c)	04/22/30		10,500	10,440,731
CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%	3.871(c)	01/22/31		8,000	7,950,095
CVC Cordatus Loan Fund (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	7,200	8,283,987
Elevation CLO Ltd. (Cayman Islands), Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%	4.007(c)	07/15/30		4,000	3,972,042
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700%	4.316(c)	02/15/29		20,000	20,036,780
Galaxy CLO Ltd. (Cayman Islands), Series 2018-29A, Class B, 144A, 3 Month LIBOR + 1.400%	4.016(c)	11/15/26		3,000	2,959,101
Hayfin Emerald CLO DAC (Ireland), Series 01A, Class A3, 144A	1.700	09/06/31	EUR	3,000	3,444,597
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%	3.582(c)	02/05/31		15,250	15,060,816
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	4.052(c)	10/23/29		3,000	2,987,663
Jubilee CLO BV (Netherlands), Series 2016-17A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 2.200%, Floor 1.150%)	1.150(c)	04/15/31	EUR	12,800	14,531,747

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.967%(c)	01/15/31		8,000	$ 7,949,314
Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	4.050(c)	07/18/30		8,000	7,990,775

KVK CLO Ltd. (Cayman Islands), Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.650%	4.295(c)	05/20/29		18,000	17,868,474
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.881(c)	04/21/31		7,500	7,423,273
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800%	4.561(c)	04/21/31		18,000	17,859,242

Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%	3.989(c)	01/16/31		8,000	7,933,903
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780%	4.567(c)	07/15/31		22,500	22,248,805
North Westerly CLO BV (Netherlands), Series IV-A, Class A2R, 144A	1.250	01/15/26	EUR	1,457	1,666,367
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	4.047(c)	07/15/30		5,750	5,720,834
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750%	4.523(c)	04/17/31		4,000	3,986,695
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	4.001(c)	10/30/30		3,000	2,984,896
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	4.251(c)	01/20/29		22,750	22,772,618
Series 2018-20A, Class A2, 144A, 3 Month LIBOR + 1.650%	4.411(c)	04/20/31		3,000	2,964,170
OZLME Designated Activity Co. (Netherlands),
Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	08/24/30	EUR	38,000	42,959,277
Series 3A, Class A2, 144A	1.150	08/24/30	EUR	8,000	9,041,267
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	3.903(c)	01/17/31		10,000	9,916,972
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.946(c)	05/21/29		10,200	10,198,532

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	4.046%(c)	07/20/30	5,750	$ 5,743,354
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100%	3.879(c)	07/16/31	12,000	11,860,990

Regatta Funding LP (Cayman Islands), Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 1.540%	4.327(c)	01/15/29	7,250	7,255,929
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%	4.023(c)	10/17/30	4,750	4,721,155
Romark CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.791(c)	04/20/31	1,500	1,471,922
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.946(c)	07/25/31	5,000	4,943,287
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700%	4.289(c)	05/07/31	12,500	12,357,640
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	3.886(c)	08/15/30	2,500	2,495,709
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.641(c)	07/20/27	7,500	7,460,416
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280%	4.051(c)	07/25/30	8,500	8,484,452
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.981(c)	10/20/30	8,750	8,743,906

Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590%	4.519(c)	01/15/31	19,000	18,812,574
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%	4.017(c)	07/15/29	5,500	5,473,410
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%	4.187(c)	07/15/27	12,880	12,658,831
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%	4.091(c)	07/25/29	9,750	9,735,211
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%	3.981(c)	01/25/31	4,500	4,465,369

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600%	4.371%(c)	01/25/31		3,000	$2,947,997

Tryon Park CLO Ltd. (Cayman Islands), Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500%	4.287(c)	04/15/29		4,000	3,952,028
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.667(c)	07/15/27		7,500	7,452,492
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.997(c)	10/15/30		2,750	2,747,434
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900%	3.680(c)	01/18/29		19,000	18,812,880

Voya Euro CLO Designated Activity Co. (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	10/15/30	EUR	13,000	14,669,723
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%	4.081(c)	04/20/29		4,000	3,996,425
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%	4.011(c)	10/20/29		7,000	6,967,909
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.923(c)	01/17/31		10,500	10,380,267

York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.911(c)	01/22/31		3,000	2,971,490
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190%	4.977(c)	07/15/31		12,800	12,542,835
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%	4.157(c)	07/15/29		8,750	8,754,861
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	4.077(c)	04/15/30		4,750	4,750,298
					609,431,032
Consumer Loans 1.8%
Lendmark Funding Trust,
Series 2017-01A, Class B, 144A	3.770	12/22/25		1,300	1,295,385
Series 2017-02A, Class C, 144A	4.330	05/20/26		700	703,196
Series 2018-02A, Class A, 144A	4.230	04/20/27		3,200	3,260,164

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust,
Series 2015-01A, Class B, 144A	3.850%	03/18/26	2,000	$ 2,005,392
Series 2015-02A, Class B, 144A	3.100	07/18/25	1,030	1,029,558
Series 2015-02A, Class C, 144A	4.320	07/18/25	2,100	2,101,632
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%	3.314(c)	09/14/32	4,300	4,297,058
Series 2017-01A, Class C, 144A	3.350	09/14/32	700	684,782
Oportun Funding LLC,
Series 2017-B, Class B, 144A	4.260	10/10/23	7,500	7,513,392
Series 2018-C, Class A, 144A	4.100	10/08/24	3,200	3,229,437
Series 2018-C, Class B, 144A	4.590	10/08/24	1,300	1,306,926
Series 2018-C, Class C, 144A	5.520	10/08/24	2,000	2,012,868
Series 2018-D, Class A, 144A	4.150	12/09/24	2,300	2,326,169
Series 2018-D, Class B, 144A	4.830	12/09/24	1,200	1,213,230
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.360(c)	02/25/23	1,650	1,651,467
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	5.160(c)	08/25/25	3,400	3,402,031
Springleaf Funding Trust,
Series 2015-AA, Class B, 144A	3.620	11/15/24	3,430	3,431,130
Series 2015-AA, Class C, 144A	5.040	11/15/24	6,000	6,021,702
				47,485,519
Home Equity Loans 2.5%
ABFC Trust, Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%	3.210(c)	06/25/34	1,176	1,153,880
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A2, 1 Month LIBOR + 1.200% (Cap 13.000%, Floor 0.600%)	3.710(c)	10/25/34	2,793	2,833,661
Series 2004-3, Class 2A5, 1 Month LIBOR + 1.080% (Cap 13.000%, Floor 0.540%)	3.590(c)	10/25/34	1,646	1,639,519

Ameriquest Mortgage Securities, Inc., Asset-Backed, Series 2003-10, Class AV1, 1 Month LIBOR + 0.760%	3.270(c)	12/25/33	2,591	2,562,635
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-01, Class M1, 1 Month LIBOR + 1.350%	3.860(c)	02/25/33	1,474	1,471,394

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W05, Class M1, 1 Month LIBOR + 1.050%	3.560%(c)	10/25/33	22	$ 21,584
Series 2003-W07, Class M1, 1 Month LIBOR + 1.035%	3.545(c)	03/25/34	866	861,730
Series 2003-W08, Class M1, 1 Month LIBOR + 1.050%	3.560(c)	12/25/33	711	710,614
Series 2003-W09, Class M1, 1 Month LIBOR + 1.035%	3.545(c)	01/25/34	1,676	1,669,684
Series 2004-W06, Class AF	4.123	05/25/34	191	191,352
Series 2004-W06, Class AV5, 1 Month LIBOR + 0.800%	3.310(c)	05/25/34	587	572,430
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680%	3.190(c)	11/25/33	1,758	1,706,876
Series 2003-HE6, Class A3B, 1 Month LIBOR + 0.960%	3.470(c)	11/25/33	3,546	3,429,650
Series 2004-HE03, Class M1, 1 Month LIBOR + 0.810%	3.320(c)	06/25/34	2,576	2,535,743
Bear Stearns Asset-Backed Securities Trust,
Series 2002-2, Class A1, 1 Month LIBOR + 0.660%	3.170(c)	10/25/32	824	824,244
Series 2003-3, Class A2, 1 Month LIBOR + 1.180%	3.690(c)	06/25/43	103	103,253
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.095%	3.605(c)	01/25/34	2,418	2,441,118
Series 2004-FR02, Class M2, 1 Month LIBOR + 1.020%	3.530(c)	06/25/34	1,100	1,095,651
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.855%	3.365(c)	07/25/34	4,723	4,689,149
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575%	4.085(c)	12/25/34	2,593	2,630,079
Home Equity Asset Trust,
Series 2003-06, Class M1, 1 Month LIBOR + 1.050%	3.560(c)	02/25/34	1,069	1,043,838
Series 2004-7, Class A2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.420%)	3.350(c)	01/25/35	1,050	1,058,873
MASTR Asset-Backed Securities Trust,
Series 2003-WMC2, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)	4.765(c)	08/25/33	912	947,027

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
MASTR Asset-Backed Securities Trust, (cont’d.)
Series 2005-NC01, Class M1, 1 Month LIBOR + 0.720%	3.230%(c)	12/25/34	8,247	$8,038,860

Merrill Lynch Mortgage Investors Trust, Series 2002-HE01, Class A1, 1 Month LIBOR + 1.000%	3.510(c)	08/25/32	2,531	2,515,201
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020%	3.530(c)	10/25/33	2,459	2,449,974
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050%	3.560(c)	09/25/33	559	553,986
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	3.530(c)	10/25/33	647	638,723
Series 2004-HE04, Class M1, 1 Month LIBOR + 0.900%	3.410(c)	05/25/34	4,678	4,652,351
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945%	3.455(c)	06/25/34	747	742,875
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.870%	3.380(c)	11/25/34	1,925	1,909,198

New Residential Mortgage Loan Trust, Series 2018-01A, Class A1A, 144A	4.000(cc)	12/25/57	2,853	2,893,159
Option One Mortgage Loan Trust,
Series 2004-01, Class M1, 1 Month LIBOR + 0.900%	3.410(c)	01/25/34	1,556	1,537,429
Series 2005-01, Class A4, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	3.310(c)	02/25/35	9	9,468

RASC Series Trust, Series 2005-KS11, Class M1, 1 Month LIBOR + 0.400% (Cap 14.000%, Floor 0.400%)	2.910(c)	12/25/35	353	353,041
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780%	3.290(c)	02/25/34	1,025	1,022,841
				63,511,090
Other 0.3%
Oportun Funding LLC,
Series 2018-B, Class A, 144A	3.910	07/08/24	2,050	2,055,952
Series 2018-B, Class B, 144A	4.500	07/08/24	500	501,434

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Other (cont’d.)
Oportun Funding LLC, (cont’d.)
Series 2018-B, Class C, 144A	5.430%	07/08/24	1,000	$1,000,769

PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.860(c)	04/25/23	3,200	3,214,592
				6,772,747
Residential Mortgage-Backed Securities 5.4%
Amortizing Residential Collateral Trust, Series 2002-BC08, Class A3, 1 Month LIBOR + 1.000%	3.510(c)	11/25/32	582	579,206
Chase Funding Trust Series,
Series 2002-3, Class 2A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)	3.150(c)	08/25/32	312	305,642
Series 2003-4, Class 1A5	5.204	05/25/33	654	661,166
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.420%)	3.140(c)	02/25/35	298	295,424
Series 2005-WF1, Class A5	5.010(cc)	11/25/34	17	16,903
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050%	3.560(c)	07/25/33	801	797,046
Series 2004-03, Class 1A, 1 Month LIBOR + 0.420%	2.930(c)	08/25/34	7,769	7,405,121
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050%	3.560(c)	11/25/34	547	546,121
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.670(c)	12/26/46	4,510	4,564,329
Series 2018-11R, 144A, 1 Month LIBOR + 1.400%^	3.920(c)	08/25/37	5,412	5,412,180
Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58	8,610	8,603,233
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB03, Class AF1	3.379	12/25/32	130	128,747
Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020%	3.530(c)	11/25/33	679	661,475

CWABS, Inc., Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750%	3.260(c)	03/25/34	110	110,069
CWABS, Inc., Asset-Backed Certificates Trust, Series 2004-06, Class 1A1, 1 Month LIBOR + 0.540%	3.050(c)	12/25/34	1,804	1,767,011

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Finance America Mortgage Loan Trust,
Series 2003-1, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	3.560%(c)	09/25/33	1,749	$ 1,707,923
Series 2004-02, Class M1, 1 Month LIBOR + 0.825%	3.335(c)	08/25/34	5,056	5,014,005

First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A2, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.380%)	3.270(c)	08/25/34	910	888,454
Fremont Home Loan Trust, Series 2004-4, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	3.305(c)	03/25/35	2,512	2,474,666
GSAMP Trust,
Series 2003-HE2, Class A1A, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.300%)	3.110(c)	08/25/33	720	702,651
Series 2004-AR1, Class A2B, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.600%)	3.710(c)	06/25/34	1,421	1,424,922
Series 2004-NC2, Class A1B, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.450%)	3.410(c)	10/25/34	1,787	1,718,428
Series 2007-HE01, Class A1, 1 Month LIBOR + 0.140%	2.650(c)	03/25/47	2,268	2,127,828

JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.430%)	2.940(c)	12/25/35	164	163,764
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620%	3.130(c)	08/25/33	1,464	1,467,117
Series 2004-2, Class A1, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.220%)	2.950(c)	06/25/34	985	974,192

LSFVT, Series 2018-01, 1 Month LIBOR + 2.000%^	3.982(c)	04/01/21	19,930	19,870,424
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900%	3.410(c)	05/25/34	248	244,398
Series 2004-NC06, Class M1, 1 Month LIBOR + 0.900%	3.410(c)	07/25/34	1,551	1,495,858
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WCH1, Class M3, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.560%)	3.350(c)	01/25/36	690	690,026
Series 2005-WCW1, Class M1, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.450%)	2.960(c)	09/25/35	32	31,518

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900%	3.410%(c)	11/25/34		1,257	$ 1,231,519
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825%	3.335(c)	05/25/35		1,959	1,942,355
Series 2004-BC4, Class A2C, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.490%)	3.490(c)	10/25/35		1,240	1,206,690
Structured Asset Investment Loan Trust,
Series 2004-08, Class A8, 1 Month LIBOR + 1.000%	3.510(c)	09/25/34		2,123	2,117,976
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000%	3.510(c)	09/25/34		3,176	3,158,742
Series 2005-3, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)	3.170(c)	04/25/35		747	745,951

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	12,823	14,647,758
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57		2,257	2,205,419
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58		14,423	14,229,018
Series 2018-03, Class A1, 144A	3.750(cc)	05/25/58		16,245	16,312,096
Series 2018-06, Class A1A, 144A	3.750(cc)	03/25/58		7,595	7,582,884
					138,230,255
Student Loans 1.3%
Laurel Road Prime Student Loan Trust, Series 2018-D, Class A, 144A	—(p)	11/25/43		14,256	14,772,587
SLM Student Loan Trust,
Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%	0.242(c)	07/25/39	EUR	7,950	8,747,475
Series 2007-02, Class B, 3 Month LIBOR + 0.170%	2.941(c)	07/25/25		11,503	10,280,715
					33,800,777
Total Asset-Backed Securities (cost $911,770,373)					904,552,105

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans 2.2%
Chemicals 0.1%
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	5.753%(c)	10/01/25		500	$ 488,125
Initial Euro Term Loan, 1 - 2 Month EURIBOR + 3.750%	5.753(c)	10/01/25	EUR	1,580	1,807,709
					2,295,834
Computers 0.1%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	11.000(c)	09/29/25		1,787	1,803,886
Term B USD Loan, 1 Month LIBOR + 3.750%	6.250(c)	09/30/24		1,180	1,171,872
					2,975,758
Engineering & Construction 0.1%
StandardAero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	6.250(c)	07/07/22		2,045	2,038,327
Entertainment 0.2%
Aristocrat Leisure, Ltd. (Australia), Term B-3 Loan, 3 Month LIBOR + 1.750%	4.526(c)	10/19/24		4,275	4,192,172
Foods 0.3%
JBS USA Lux SA, Initial Term Loan, 1 - 3 Month LIBOR + 2.500%	5.150(c)	10/30/22		2,494	2,464,978
Sigma Bidco BV (Netherlands), Facility B4 Loan, 3 Month GBP LIBOR + 4.000%	4.909(c)	07/02/25	GBP	3,700	4,668,897
					7,133,875
Healthcare-Products 0.0%
Avantor, Inc., Initial B-1 Euro Term Loan, 1 - 3 Month EURIBOR + 3.750%	3.750(c)	11/21/24	EUR	1,295	1,479,904
Internet 0.1%
Go Daddy Operating Co. LLC, Tranche B-1 Term Loan, 1 Month LIBOR + 2.250%	4.749(c)	02/15/24		2,441	2,408,004

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Leisure Time 0.0%
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.981%(c)	03/03/24	GBP	371	$ 449,211
Lodging 0.2%
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 1 Month LIBOR + 1.750%	4.260(c)	10/25/23		5,017	4,959,140
Machinery-Construction & Mining 0.1%
Generac Power Systems, Inc., 2018 Replacement Term Loan, 1 Month LIBOR + 1.750%	4.270(c)	05/31/23		2,525	2,502,118
Machinery-Diversified 0.1%
Rexnord LLC, Refinancing Term Loan, 1 Month LIBOR + 2.000%	4.499(c)	08/21/24		3,325	3,284,388
Packaging & Containers 0.1%
Crown Americas LLC, Dollar Term B Loan, 1 Month LIBOR + 2.000%	4.513(c)	04/03/25		1,889	1,888,053
Pharmaceuticals 0.1%
Nidda Healthcare Holding AG (Germany), Facility C GBP, 3 Month GBP LIBOR + 4.250%	5.129(c)	08/21/24	GBP	1,700	2,177,952
Real Estate 0.2%
DTZ US Borrower LLC, Closing Date Term Loan, 1 Month LIBOR + 3.250%	5.749(c)	08/21/25		4,190	4,103,963
Retail 0.2%
EG America LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.813(c)	04/20/26		1,150	1,115,500
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%	8.750(c)	04/20/26	EUR	675	750,391
Term B, 3 Month GBP LIBOR + 4.750%	5.655(c)	02/06/25	GBP	1,116	1,421,590
Term B1, 3 Month EURIBOR + 4.000%	4.000(c)	02/07/25	EUR	2,461	2,738,946
					6,026,427

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software 0.2%
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.519%(c)	07/08/22	2,852	$ 2,840,770
Infor US, Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%	5.249(c)	02/01/22	2,247	2,229,941
				5,070,711
Telecommunications 0.1%
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%^	5.000(c)	02/02/24	3,970	3,875,417
Total Bank Loans (cost $58,070,767)				56,861,254
Commercial Mortgage-Backed Securities 7.5%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35	2,700	2,448,151
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	2,700	2,391,659

BANK, Series 2017-BNK08, Class A3	3.229	11/15/50	1,300	1,271,922
BBCMS Mortgage Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449%	3.957(c)	03/15/37	16,400	16,170,866
BX Commercial Mortgage Trust, Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050%	4.559(c)	11/15/35	16,625	16,479,260
COMM Mortgage Trust, Series 2015-LC19, Class XB, IO, 144A	0.266(cc)	02/10/48	123,049	1,808,956
Commercial Mortgage Trust, Series 2012-CR01, Class XA, IO	1.867(cc)	05/15/45	11,252	572,684
Credit Suisse Mortgage Trust,
Series 2017-LSTK, Class D, 144A	3.331(cc)	04/05/33	6,850	6,721,929
Series 2017-LSTK, Class E, 144A	3.331(cc)	04/05/33	12,575	12,276,517
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XB, IO	0.252(cc)	04/15/50	66,743	993,149
Series 2018-CX11, Class A3	4.095	04/15/51	9,000	9,310,601
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700%	4.209(c)	05/15/35	3,365	3,314,685

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
DBGS Mortgage Trust, (cont’d.)
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000%	4.509%(c)	05/15/35		12,994	$12,732,556

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		15,500	14,161,631
FHLMC Multifamily Structured Pass-Through Certificates,
Series K007, Class X1, IO	1.034(cc)	04/25/20		4,024	37,402
Series K008, Class X1, IO	1.513(cc)	06/25/20		18,211	285,761
Series K010, Class X1, IO	0.142(cc)	10/25/20		17,781	46,484
Series K018, Class X1, IO	1.346(cc)	01/25/22		15,093	476,705
Series K020, Class X1, IO	1.407(cc)	05/25/22		19,735	761,983
Series K021, Class X1, IO	1.442(cc)	06/25/22		4,063	166,597
Series K025, Class X1, IO	0.851(cc)	10/25/22		90,497	2,438,384
Series K055, Class X1, IO	1.366(cc)	03/25/26		23,061	1,875,358
Series K066, Class X1, IO	0.753(cc)	06/25/27		235,673	12,363,457
Series K710, Class X1, IO	1.734(cc)	05/25/19		344	555
Series K711, Class X1, IO	1.653(cc)	07/25/19		2,713	9,123
Series KC02, Class X1, IO	0.374(cc)	03/25/24		142,348	2,579,263

GS Mortgage Securities Corp., Series 2013-GC10, Class XB, IO, 144A	0.483(cc)	02/10/46		103,126	1,979,246
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.436(cc)	04/10/47		28,307	609,133
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		5,200	5,204,568
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.313(cc)	08/15/47		45,056	814,365
Series 2015-C27, Class XB, IO	0.445(cc)	02/15/48		52,766	1,222,820

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		25,950	26,078,424
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.513(cc)	04/15/46		34,956	738,182
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XB, IO, 144A	0.243(cc)	08/15/45		65,968	609,755
Series 2013-C8, Class XB, IO, 144A	0.497(cc)	12/15/48		68,276	1,119,802

Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 5.000%, Floor N/A)	2.456(c)	01/23/29	GBP	9,500	12,468,484
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class XB, IO, 144A	0.381(cc)	04/10/46		140,883	2,203,706
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4	3.157	09/15/50		15,000	14,598,753

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2017-C40, Class A3	3.317%	10/15/50		3,380	$ 3,325,592

Total Commercial Mortgage-Backed Securities (cost $193,706,812)					192,668,468
Convertible Bond 0.2%
Investment Companies
Aabar Investments PJSC (United Arab Emirates), Sr. Unsec’d. Notes, MTN (cost $6,502,648)	0.500	03/27/20	EUR	5,700	6,139,470
Corporate Bonds 31.3%
Aerospace & Defense 0.6%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500	12/01/24		10,500	10,185,000
United Technologies Corp., Sr. Unsec’d. Notes	1.950	11/01/21		6,580	6,381,994
					16,566,994
Airlines 0.2%
American Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates(h)	4.000	01/15/27		2,160	2,142,557
Continental Airlines, Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983	10/19/23		834	870,116
Continental Airlines, Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000	04/29/26		94	92,957
Delta Air Lines, Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821	02/10/24		639	688,366
Delta Air Lines, Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300	10/15/20		48	48,260
United Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates(h)	4.300	02/15/27		1,966	2,003,456
					5,845,712

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Apparel 0.1%
PVH Corp., Sr. Unsec’d. Notes, 144A	3.125%	12/15/27	EUR	2,175	$ 2,417,126
Auto Manufacturers 0.4%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A(h)	3.100	04/12/21		1,095	1,091,930
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	3.207(c)	04/12/21		820	815,628

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43		2,230	2,166,227
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875	11/13/20		2,150	2,174,342
Gtd. Notes, 144A	4.000	11/12/21		2,810	2,843,925
					9,092,052
Auto Parts & Equipment 0.5%
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250	03/15/26		3,200	3,072,000
Lear Corp.,
Sr. Unsec’d. Notes	5.250	01/15/25		5,375	5,502,837
Sr. Unsec’d. Notes	5.375	03/15/24		1,410	1,449,256

Nemak Sab de CV (Mexico), Sr. Unsec’d. Notes	4.750	01/23/25		2,800	2,702,000
					12,726,093
Banks 5.4%
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22		3,000	2,952,000
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A	5.875	04/25/21		750	738,750
Bank of America Corp.,
Jr. Sub. Notes, Series AA	6.100(ff)	–(rr)		8,820	9,272,025
Jr. Sub. Notes, Series V	5.125(ff)	–(rr)		2,175	2,164,125
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28		1,555	1,523,612
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28		1,905	1,898,865
Sr. Unsec’d. Notes, MTN(h)	4.271(ff)	07/23/29		1,450	1,494,052

Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875	07/23/19		5,000	5,027,465
Caixa Economica Federal (Brazil), Sub. Notes	7.250(ff)	07/23/24		5,400	5,464,584

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950%(ff)	–(rr)	12,685	$ 12,795,994
Sr. Unsec’d. Notes	3.200	10/21/26	1,145	1,101,634
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	977,011
Sr. Unsec’d. Notes	8.125	07/15/39	620	904,117
Sub. Notes	4.400	06/10/25	405	413,237
Sub. Notes	4.750	05/18/46	395	395,669

Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625	09/09/24	2,375	2,384,191
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750	03/26/25	1,200	1,171,303
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	4,000	4,039,648
Sr. Unsec’d. Notes, GMTN	2.000	10/19/21	400	390,579
Discover Bank,
Sr. Unsec’d. Notes	4.200	08/08/23	5,500	5,580,125
Sub. Notes	7.000	04/15/20	800	834,162
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375(ff)	–(rr)	5,225	5,238,062
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,595	1,552,498
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,887,644
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	170	170,737
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.221(c)	–(rr)	93	93,558
Jr. Sub. Notes, Series Q	5.150(ff)	–(rr)	3,725	3,690,544
Jr. Sub. Notes, Series R	6.000(ff)	–(rr)	7,707	7,899,675
Jr. Sub. Notes, Series X	6.100(ff)	–(rr)	3,400	3,480,750
Sr. Unsec’d. Notes	4.250	10/15/20	8,178	8,342,665
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450(ff)	–(rr)	13,110	13,126,387
Sr. Unsec’d. Notes(a)	4.375	01/22/47	1,260	1,260,425
Sr. Unsec’d. Notes	4.457(ff)	04/22/39	395	398,411
Sr. Unsec’d. Notes, GMTN(a)	3.772(ff)	01/24/29	1,750	1,725,346
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	605	608,206
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,510	1,568,837
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	1,125	1,097,979
Sub. Notes, MTN	4.100	05/22/23	1,710	1,746,670

People’s United Bank NA, Sub. Notes	4.000	07/15/24	325	324,268
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.200	04/30/21	8,130	8,179,388

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)

State Street Corp., Jr. Sub. Notes, Series F	5.250%(ff)	–(rr)		2,555	$ 2,564,581
Turkiye Garanti Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	5.875	03/16/23		2,435	2,344,194
Wells Fargo Bank NA, Sr. Unsec’d. Notes	2.600	01/15/21		8,150	8,086,646
					138,910,619
Beverages 0.5%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650	02/01/21		8,220	8,186,243
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200	01/15/39		250	331,987
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750	01/31/27		1,500	1,494,375
Sunshine Mid BV (Netherlands), Sr. Sec’d. Notes	6.500	05/15/26	EUR	1,350	1,509,821
					11,522,426
Biotechnology 0.1%
Celgene Corp., Sr. Unsec’d. Notes	4.350	11/15/47		2,100	1,930,861
Building Materials 0.8%
Griffon Corp., Gtd. Notes(a)	5.250	03/01/22		8,950	8,771,000
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.250	03/01/21		3,090	3,146,740
Owens Corning, Sr. Unsec’d. Notes	4.200	12/15/22		125	124,624
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(a)	5.375	11/15/24		5,000	4,962,500
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		4,725	4,587,975
					21,592,839
Chemicals 2.0%
Ashland LLC, Gtd. Notes	6.875	05/15/43		4,100	4,100,000

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
CF Industries, Inc.,
Gtd. Notes(a)	4.950%	06/01/43		1,765	$ 1,463,273
Gtd. Notes	5.375	03/15/44		1,300	1,129,765
Gtd. Notes	7.125	05/01/20		59	61,065

Chemours Co. (The), Gtd. Notes	4.000	05/15/26	EUR	11,400	12,788,481
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22		3,525	3,463,513
DowDuPont, Inc., Sr. Unsec’d. Notes	3.766	11/15/20		8,380	8,492,008
LYB International Finance BV, Gtd. Notes	5.250	07/15/43		415	412,157
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625	02/26/55		164	144,129
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500	01/15/48		480	432,000
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27		4,625	4,220,313
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43		1,350	1,286,922
Sr. Unsec’d. Notes	6.125	01/15/41		170	185,242

Prague CE Sarl (Luxembourg), Sr. Sub. Notes, Cash coupon 10.000% or PIK N/A	10.000	12/15/22	EUR	500	577,964
PSPC Escrow Corp., Sr. Unsec’d. Notes	6.000	02/01/23	EUR	5,402	6,376,026
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		5,885	5,819,794
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		500	515,745
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		635	615,388
					52,083,785
Commercial Services 0.8%
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	131,940
Gtd. Notes, 144A	7.000	10/15/37		1,725	2,131,828

Laureate Education, Inc., Gtd. Notes, 144A(a)	8.250	05/01/25		6,350	6,889,750
Nexi Capital SpA (Italy), Sec’d. Notes, 144A	4.125	11/01/23	EUR	700	812,515

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A	5.500%	10/01/21	1,675	$ 1,688,065
United Rentals North America, Inc.,
Gtd. Notes	4.625	10/15/25	2,600	2,494,700
Gtd. Notes	4.875	01/15/28	5,979	5,672,576
Gtd. Notes	5.500	05/15/27	1,600	1,576,480
				21,397,854
Computers 0.1%
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	3,575	3,529,240
Distribution/Wholesale 0.1%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250	07/15/22	2,425	2,352,250
Diversified Financial Services 0.3%
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290	10/10/34	728	724,645
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250	05/15/19	25	25,213
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43	175	170,506
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	8.125	07/15/23	2,450	2,479,890
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875	06/17/19	670	670,838
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.453(c)	05/22/19	4,300	4,302,914
				8,374,006
Electric 1.4%
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22	3,015	3,085,249
Calpine Corp.,
Sr. Unsec’d. Notes	5.375	01/15/23	1,080	1,050,300
Sr. Unsec’d. Notes(a)	5.750	01/15/25	10,700	10,084,750

Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875	01/15/24	1,350	1,346,625

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Duke Energy Carolinas LLC, First Mortgage	4.000%	09/30/42		50	$ 49,148
Eskom Holdings SOC Ltd. (South Africa), Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,225	1,255,074
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44		800	873,531
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes	8.400	01/15/22		1,000	1,147,724
Local Gov’t. Gtd. Notes	8.500	12/01/29		1,255	1,820,410

NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625	06/15/23		1,575	1,558,043
NRG Energy, Inc.,
Gtd. Notes	6.250	05/01/24		1,248	1,291,680
Gtd. Notes	6.625	01/15/27		325	342,134
Gtd. Notes	7.250	05/15/26		275	297,220

South Carolina Electric & Gas Co., First Mortgage	4.350	02/01/42		130	131,271
Vistra Energy Corp., Gtd. Notes	7.375	11/01/22		6,925	7,202,000
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.500	09/01/26		2,925	2,961,563
Westar Energy, Inc., First Mortgage	4.100	04/01/43		325	318,434
					34,815,156
Electrical Components & Equipment 0.1%
Energizer Gamma Acquisition BV, Gtd. Notes, 144A	4.625	07/15/26	EUR	2,600	2,917,594
Electronics 0.3%
Jabil, Inc.,
Sr. Unsec’d. Notes	4.700	09/15/22		80	79,672
Sr. Unsec’d. Notes	5.625	12/15/20		5,400	5,521,500

Sensata Technologies BV, Gtd. Notes, 144A(a)	5.000	10/01/25		2,750	2,763,750
					8,364,922

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Energy-Alternate Sources 0.1%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000%	02/13/22		850	$ 816,729
Rio Energy SA/UGEN SA/UENSA SA (Argentina), Sr. Sec’d. Notes, 144A	6.875	02/01/25		3,220	2,567,950
					3,384,679
Entertainment 1.1%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.750	06/15/25		1,908	1,759,939
Gtd. Notes	5.875	11/15/26		400	360,000
Gtd. Notes	6.375	11/15/24	GBP	2,625	3,248,028

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25		4,025	3,768,406
Cinemark USA, Inc., Gtd. Notes	4.875	06/01/23		3,425	3,390,750
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A	4.250	02/28/47	GBP	550	704,618
Sec’d. Notes, 144A	4.875	02/28/47	GBP	200	252,156

Eldorado Resorts, Inc., Gtd. Notes	7.000	08/01/23		3,233	3,378,485
Entertainment One Ltd. (Canada), Sr. Sec’d. Notes	6.875	12/15/22	GBP	2,733	3,697,506
National CineMedia LLC,
Sr. Sec’d. Notes	6.000	04/15/22		2,000	2,015,000
Sr. Unsec’d. Notes	5.750	08/15/26		2,925	2,632,500
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20		2,500	2,462,500
Gtd. Notes(a)	10.000	12/01/22		1,600	1,682,000
					29,351,888
Foods 0.5%
B&G Foods, Inc., Gtd. Notes	4.625	06/01/21		1,600	1,608,480
Ingles Markets, Inc., Sr. Unsec’d. Notes(a)	5.750	06/15/23		1,325	1,338,250
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/26		2,225	1,980,250
Picard Groupe SAS (France), Sr. Sec’d., 144A, 3 Month EURIBOR + 3.000%	3.000(c)	11/30/23	EUR	2,075	2,281,225

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25		2,425	$ 2,376,500
Post Holdings, Inc., Gtd. Notes, 144A(a)	5.625	01/15/28		2,567	2,461,085
					12,045,790
Forest Products & Paper 0.0%
Georgia-Pacific LLC,
Gtd. Notes, 144A	5.400	11/01/20		35	36,298
Sr. Unsec’d. Notes	7.375	12/01/25		400	486,518
					522,816
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes(a)	5.500	05/20/25		2,900	2,842,000
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		700	813,286
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43		125	127,864
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		1,375	1,297,372
					5,080,522
Healthcare-Services 1.3%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/22		450	439,439
Sr. Unsec’d. Notes	4.500	05/15/42		530	496,312
Anthem, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28		700	706,272
Sr. Unsec’d. Notes	4.650	01/15/43		120	120,446
Sr. Unsec’d. Notes	5.100	01/15/44		515	539,391

Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750	12/15/24	EUR	980	1,165,082
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125	08/01/21		650	624,813
Encompass Health Corp.,
Gtd. Notes	5.125	03/15/23		925	930,504
Gtd. Notes	5.750	11/01/24		1,400	1,415,750
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25		6,325	6,528,602

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
HCA, Inc., (cont’d.)
Gtd. Notes	5.875%	02/01/29	475	$ 497,563
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.200	02/01/22	25	24,940
Sr. Unsec’d. Notes	4.625	11/15/20	4,500	4,592,285

Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52	75	75,934
Select Medical Corp., Gtd. Notes	6.375	06/01/21	775	778,875
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	875	880,469
Sr. Unsec’d. Notes	6.750	06/15/23	200	196,750
Sr. Unsec’d. Notes(a)	7.000	08/01/25	4,300	4,160,250
Sr. Unsec’d. Notes	8.125	04/01/22	1,475	1,543,219

UnitedHealth Group, Inc., Sr. Unsec’d. Notes(h)	2.125	03/15/21	7,000	6,907,013
				32,623,909
Home Builders 2.1%
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22	7,550	7,893,525
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	5,000	4,900,000
KB Home, Gtd. Notes	7.500	09/15/22	3,425	3,634,781
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	5,850	5,908,500
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	2,500	2,318,750
Sr. Unsec’d. Notes, 144A	6.875	12/15/23	4,000	3,889,600
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	3,692	3,312,389
Gtd. Notes	6.000	06/01/25	1,275	1,262,250

New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	2,500	2,293,750
PulteGroup, Inc., Gtd. Notes(a)	5.500	03/01/26	4,000	4,020,000

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%	04/15/21		6,700	$ 6,708,375
William Lyon Homes, Inc., Gtd. Notes	5.875	01/31/25		7,625	6,710,000
					52,851,920
Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes	5.500	06/15/26		3,390	3,237,450
Household Products/Wares 0.1%
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	1,600	1,626,243
Insurance 0.7%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36		215	244,335
Sr. Unsec’d. Notes	6.100	10/01/41		280	325,725
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23		436	442,887
Gtd. Notes, 144A	4.569	02/01/29		1,614	1,644,520
Gtd. Notes, 144A	4.850	08/01/44		1,000	983,829
Gtd. Notes, 144A	6.500	05/01/42		1,530	1,829,429

Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40		695	883,338
Markel Corp.,
Sr. Unsec’d. Notes	4.900	07/01/22		2,020	2,088,114
Sr. Unsec’d. Notes	5.000	03/30/43		3,125	3,076,123

Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43		975	924,076
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250	12/06/42		795	770,265
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47		640	621,231
Sub. Notes, 144A	4.900	09/15/44		1,950	2,083,345

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America, (cont’d.)
Sub. Notes, 144A	6.850%	12/16/39		54	$70,266

W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625	03/15/22		1,435	1,478,376
					17,465,859
Internet 0.0%
Netflix, Inc., Sr. Unsec’d. Notes	3.625	05/15/27	EUR	850	969,232
Iron/Steel 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26		404	430,765
Lodging 0.5%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/21		6,500	6,711,250
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22		75	73,791
Sr. Unsec’d. Notes	7.150	12/01/19		550	565,630

MGM Resorts International, Gtd. Notes	6.000	03/15/23		3,600	3,735,000
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25		1,000	1,005,211
Studio City Co., Ltd. (Hong Kong),
Sr. Sec’d. Notes	7.250	11/30/21		500	516,164
Sr. Sec’d. Notes, 144A	7.250	11/30/21		1,200	1,238,792
					13,845,838
Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21		50	51,511
Media 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/23		2,625	2,660,122
Sr. Unsec’d. Notes, 144A	5.375	05/01/25		1,115	1,120,910
Sr. Unsec’d. Notes, 144A	5.875	05/01/27		5,075	5,089,210

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384%	10/23/35		1,525	$ 1,628,404
Sr. Sec’d. Notes	6.834	10/23/55		485	522,945
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A(a)	6.500	11/15/22		1,145	1,170,763
Gtd. Notes, Series B	6.500	11/15/22		365	373,213
Gtd. Notes, Series B(a)	7.625	03/15/20		3,200	3,196,000
Comcast Corp.,
Gtd. Notes(h)	4.150	10/15/28		2,605	2,697,325
Gtd. Notes(h)	4.250	10/15/30		890	922,551
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		5,500	5,508,525
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		706	707,094
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28		3,625	3,724,687

Discovery Communications LLC, Gtd. Notes	5.000	09/20/37		957	896,283
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26		7,300	6,278,000
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250	02/01/30		500	506,250
TEGNA, Inc., Gtd. Notes, 144A	4.875	09/15/21		1,625	1,620,938
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750	09/15/22		1,292	1,296,845
Videotron Ltd. (Canada),
Gtd. Notes(a)	5.000	07/15/22		3,000	3,084,600
Gtd. Notes, 144A	5.375	06/15/24		615	642,306

Warner Media LLC, Gtd. Notes	3.800	02/15/27		1,350	1,316,853
					44,963,824
Mining 0.5%
Constellium NV, Gtd. Notes	4.250	02/15/26	EUR	500	553,699
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes, 144A	3.000	07/17/22		11,285	11,115,771
					11,669,470

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.1%
Actuant Corp., Gtd. Notes(a)	5.625%	06/15/22		3,075	$ 3,098,062
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	4.375	06/15/22		2,000	2,077,100
Oil & Gas 1.9%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	4.637(s)	10/10/36		3,000	1,276,697
Sr. Unsec’d. Notes	6.450	09/15/36		750	852,931
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.450	09/15/42		1,070	886,283
Sr. Unsec’d. Notes	5.400	06/15/47		2,645	2,519,541

CNX Resources Corp., Gtd. Notes	5.875	04/15/22		2,000	1,990,000
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47		275	278,528
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26		2,700	2,814,750
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	5.999	01/23/21		2,000	2,077,000
Sr. Unsec’d. Notes, 144A	4.950	07/19/22		730	744,790
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		3,420	3,608,100

Harvest Operations Corp. (South Korea), Gtd. Notes, 144A	4.200	06/01/23		1,640	1,688,837
HPCL-Mittal Energy Ltd. (India), Sr. Unsec’d. Notes	5.250	04/28/27		1,478	1,383,670
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875	04/19/22		1,520	1,512,400
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000	03/31/24		2,000	1,765,000
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150	12/15/21		500	505,735
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.250	10/02/23	EUR	3,000	3,725,663
Gtd. Notes	5.299	01/27/25		975	974,366
Gtd. Notes	5.750	02/01/29		1,275	1,250,520
Gtd. Notes	6.125	01/17/22		68	71,499
Gtd. Notes	7.375	01/17/27		560	607,516
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	1,500	1,632,596

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	5.350%	02/12/28		575	$ 503,125
Gtd. Notes	6.350	02/12/48		2,634	2,212,296
Gtd. Notes	6.500	03/13/27		1,550	1,487,225
Gtd. Notes, MTN	6.750	09/21/47		1,750	1,525,125

Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes(a)	9.750	08/14/19		1,915	1,809,675
Sinopec Group Overseas Development 2013 Ltd. (China),	4.375	10/17/23		2,900	2,988,485
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes	2.750	04/10/19		1,000	999,249
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes, 144A	2.250	09/13/20		4,350	4,275,176
					47,966,778
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	116,822
Packaging & Containers 0.8%
Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	5,050	5,772,411
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	02/15/22	EUR	825	961,998
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750	10/15/20		11,145	11,187,089
WestRock RKT LLC,
Gtd. Notes	4.450	03/01/19		35	35,035
Gtd. Notes	4.900	03/01/22		1,190	1,224,822
					19,181,355
Pharmaceuticals 1.0%
AbbVie, Inc., Sr. Unsec’d. Notes	4.500	05/14/35		4,085	3,857,754

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35		4,155	$ 3,996,301
Bausch Health Cos., Inc., Gtd. Notes, 144A(a)	6.125	04/15/25		1,075	1,015,875
Cigna Corp.,
Gtd. Notes, 144A(a)	3.400	09/17/21		6,700	6,729,813
Gtd. Notes, 144A	4.375	10/15/28		3,990	4,097,039
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38		140	140,136
Sr. Unsec’d. Notes	5.050	03/25/48		690	708,317
Sr. Unsec’d. Notes	5.125	07/20/45		1,315	1,358,760
Sr. Unsec’d. Notes	5.300	12/05/43		475	494,800

Mylan NV, Gtd. Notes	5.250	06/15/46		520	461,937
Rossini Sarl (Italy), Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	2,875	3,364,757
					26,225,489
Pipelines 0.7%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350	03/15/20		227	230,405
Energy Transfer Operating LP,
Gtd. Notes	5.150	03/15/45		55	49,977
Gtd. Notes	5.300	04/15/47		125	116,187
Gtd. Notes	6.000	06/15/48		55	56,426
Gtd. Notes	6.250	04/15/49		75	79,855

Enterprise Products Operating LLC, Gtd. Notes	4.950	10/15/54		2,700	2,689,474
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38		528	530,842
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42		125	111,129
Sr. Unsec’d. Notes(a)	4.250	02/01/21		1,950	1,982,786
Sr. Unsec’d. Notes	5.150	10/15/43		1,350	1,379,031

MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47		145	141,996
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.375	08/15/22		150	151,251
Sr. Unsec’d. Notes, 144A	4.875	08/15/27		500	495,000

ONEOK, Inc., Gtd. Notes	4.950	07/13/47		1,060	1,004,076

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	5.625%	04/15/20		3,700	$ 3,764,750
Sr. Unsec’d. Notes, 144A	6.875	04/15/40		1,850	1,979,500

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A(a)	5.500	01/15/28		1,875	1,827,469
Western Gas Partners LP,
Sr. Unsec’d. Notes	4.000	07/01/22		75	75,254
Sr. Unsec’d. Notes	5.300	03/01/48		910	811,147
					17,476,555
Real Estate 0.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25		2,475	2,376,000
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25		1,750	1,736,875
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		2,425	2,182,500
					6,295,375
Real Estate Investment Trusts (REITs) 0.5%
Globalworth Real Estate Investments Ltd. (Romania), Sr. Unsec’d. Notes, EMTN	3.000	03/29/25	EUR	3,750	4,141,474
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	09/01/26		675	639,562
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	3,775	4,395,259
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes	5.375	06/01/23		1,965	1,955,175
Gtd. Notes	5.500	02/01/21		1,500	1,515,000

Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250	12/15/24		1,200	1,201,500
					13,847,970
Retail 1.1%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		1,000	955,000

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/15/24		5,951	$ 5,951,000
Grupo Unicomer Co. Ltd. (El Salvador), Gtd. Notes, 144A	7.875	04/01/24		1,797	1,891,343
L Brands, Inc.,
Gtd. Notes	5.625	02/15/22		6,205	6,305,831
Gtd. Notes	5.625	10/15/23		1,225	1,216,682

Macy’s Retail Holdings, Inc., Gtd. Notes	4.300	02/15/43		705	493,724
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875	06/01/25		1,775	1,393,908
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23		2,675	2,257,031
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23		1,500	1,494,375
Gtd. Notes(a)	5.625	12/01/25		5,000	4,872,500
					26,831,394
Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22		325	323,737
Semiconductors 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27		2,905	2,669,240
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500	02/01/25		2,100	2,129,584
					4,798,824
Software 0.7%
Infor US, Inc., Gtd. Notes	5.750	05/15/22	EUR	5,114	6,014,849
InterXion Holding NV (Netherlands), Gtd. Notes, 144A	4.750	06/15/25	EUR	9,600	11,505,671
					17,520,520
Telecommunications 1.0%
CenturyLink, Inc., Sr. Unsec’d. Notes, Series V	5.625	04/01/20		3,000	3,027,150

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000%	06/15/25		1,225	$ 1,154,563
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21		2,275	2,260,781
Digicel Group One Ltd. (Jamaica), Sr. Unsec’d. Notes	8.250	12/30/22		772	636,900
Digicel Group Two Ltd. (Jamaica), Sr. Unsec’d. Notes	8.250	09/30/22		728	389,480
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		2,050	1,675,260
Level 3 Financing, Inc., Gtd. Notes	6.125	01/15/21		3,500	3,508,750
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		5,525	6,063,687
Wind Tre SpA (Italy),
Sr. Sec’d. Notes	3.125	01/20/25	EUR	1,600	1,613,882
Sr. Sec’d. Notes, 144A	2.625	01/20/23	EUR	1,375	1,417,975
Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	3,000	3,026,028
					24,774,456
Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		104	104,482
Transportation 0.1%
Moby SpA (Italy), Sr. Sec’d. Notes, 144A(a)	7.750	02/15/23	EUR	3,000	1,236,165
Trucking & Leasing 0.1%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23		3,000	3,057,150
Water 0.1%
Aegea Finance Sarl (Brazil), Gtd. Notes, 144A	5.750	10/10/24		3,015	2,924,550
Total Corporate Bonds (cost $811,902,098)					802,418,029

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.5%
California 0.3%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%	04/01/49	550	$ 752,208
Los Angeles Department of Water & Power,
BABs, Revenue Bonds,	6.574	07/01/45	585	811,038
BABs, Taxable, Revenue Bonds, Series SY	6.008	07/01/39	3,610	4,384,562
University of California,
BABs, Revenue Bonds,	5.770	05/15/43	390	480,815
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	625	622,081
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	685,010
				7,735,714
Colorado 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010-B	5.844	11/01/50	1,190	1,548,059
Illinois 0.0%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395	01/01/40	360	461,236
New Jersey 0.1%
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series F	7.414	01/01/40	2,000	2,892,080
Rutgers State University, BABs, Revenue Bonds	5.665	05/01/40	200	236,620
				3,128,700
New York 0.0%
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882	06/15/44	400	520,584
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	192,236
Texas 0.0%
City Public Service Board of San Antonio, Taxable, Revenue Bonds	4.427	02/01/42	120	128,812
Total Municipal Bonds (cost $13,665,282)				13,715,341

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 5.6%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	2.700%(c)	03/27/36	8,521	$ 8,288,731
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170%	2.680(c)	05/27/36	1,777	1,751,924
Banc of America Funding Trust,
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210%	2.712(c)	05/26/37	1,440	1,429,327
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500%	4.408(c)	09/26/45	2,354	2,409,245
Series 2015-R04, Class 4A1, 144A	3.500(cc)	01/27/30	1,601	1,585,689
Bellemeade Re Ltd.,
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.210(c)	10/25/27	842	845,236
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.110(c)	04/25/28	2,147	2,146,996
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%	3.860(c)	08/25/28	1,200	1,196,533
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%	4.110(c)	08/25/28	1,200	1,198,574
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	4.360(c)	10/25/27	3,290	3,284,887

Central Park Funding Trust, Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)^	3.780(c)	11/01/23	17,200	17,200,000
Chase Mortgage Finance Trust Series, Series 2007-A1, Class 1A3	4.511(cc)	02/25/37	146	148,174
CHL Mortgage Pass-Through Trust, Series 2007-17, Class 2A1	6.500	10/25/37	3,434	2,401,676
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.520(c)	12/25/57	4,641	4,667,346
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.520(c)	01/25/57	6,221	6,315,426
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	2,002	1,948,595
Series 2017-08, Class A1, 144A	3.000(cc)	12/25/65	4,380	4,313,494

Eagle RE Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.210(c)	11/25/28	5,500	5,499,989
Freddie Mac STACR Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%^	5.160(c)	01/25/49	3,440	3,440,000

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.810%(c)	10/25/27	2,000	$ 2,191,114
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	2.650(c)	01/26/37	1,598	1,577,634
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	2.650(c)	01/26/37	1,670	1,599,439
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140%	2.650(c)	10/26/36	2,905	2,847,731
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140%	2.650(c)	10/26/36	1,400	1,288,012

Home Re Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600%	4.110(c)	10/25/28	1,860	1,862,167
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	4.565(cc)	07/25/35	138	139,782
Series 2018-7FRB, Class A2, 144A, 1 Month LIBOR + 0.750%	3.256(c)	04/25/46	2,896	2,890,795

Lehman XS Trust, Series 2006-GP04, Class 1A1, 1 Month LIBOR + 0.205%	2.715(c)	08/25/46	1,658	1,628,413
LSTAR Securities Investment Ltd.,
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%	4.520(c)	05/01/22	1,726	1,719,615
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%	4.270(c)	09/01/22	1,473	1,476,381
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%	4.170(c)	11/01/22	1,337	1,339,839
Series 2017-09, Class A, 144A, 1 Month LIBOR + 1.550%	4.070(c)	12/01/22	420	419,705

LSTAR Securities Investment Trust, Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	4.020(c)	04/01/23	7,885	7,873,707
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.260(c)	01/25/48	5,258	5,230,629
Series 2018-RPL01, Class A1, 144A	3.500(cc)	12/25/57	32,883	32,780,616

Oaktown Re Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%	4.060(c)	07/25/28	1,500	1,495,929

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Radnor RE Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%	3.910%(c)	03/25/28		2,350	$ 2,345,269
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700%	5.210(c)	03/25/28		1,240	1,238,713

Structured Asset Securities Corp., Series 2003-37A, Class 3A7	4.368(cc)	12/25/33		586	580,471
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A1	4.532(cc)	12/25/34		108	110,414
Total Residential Mortgage-Backed Securities (cost $141,708,978)					142,708,217
Sovereign Bonds 12.0%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	4.625	01/11/23		2,800	2,401,000
Sr. Unsec’d. Notes	5.000	01/15/27	EUR	3,970	3,612,520
Sr. Unsec’d. Notes	5.625	01/26/22		2,000	1,815,000
Sr. Unsec’d. Notes	6.875	04/22/21		7,175	6,852,125
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	1,064	1,104,065
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	139	142,749

Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		3,396	3,489,640
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		7,070	7,174,282
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	3.875	08/05/20		2,000	2,025,580
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes	6.750	11/05/19		2,015	2,064,367
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	7.500	05/06/21		6,075	6,293,700
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		1,200	1,236,000
Sr. Unsec’d. Notes, 144A	7.500	05/06/21		1,300	1,346,800
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A	6.588	02/21/28		430	399,047
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	2,985	3,188,733

Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A(a)	8.250	01/24/24		3,825	3,951,929
Hellenic Republic Government Bond (Greece),
Bonds	0.000(cc)	10/15/42	EUR	940,000	3,313,837
Bonds	3.000(cc)	02/24/23	EUR	545	633,124
Bonds	3.000(cc)	02/24/24	EUR	1,170	1,348,800
Bonds	3.000(cc)	02/24/25	EUR	533	610,211

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.)
Bonds	3.000%(cc)	02/24/26	EUR	639	$ 723,963
Bonds	3.000(cc)	02/24/27	EUR	571	646,237
Bonds	3.000(cc)	02/24/28	EUR	2,752	3,091,725
Bonds	3.000(cc)	02/24/29	EUR	1,658	1,855,266
Bonds	3.000(cc)	02/24/30	EUR	637	700,634
Bonds	3.000(cc)	02/24/31	EUR	1,831	1,988,058
Bonds	3.000(cc)	02/24/32	EUR	2,271	2,433,637
Bonds	3.000(cc)	02/24/33	EUR	539	573,614
Bonds	3.000(cc)	02/24/34	EUR	1,687	1,758,049
Bonds	3.000(cc)	02/24/35	EUR	2,383	2,450,742
Bonds	3.000(cc)	02/24/36	EUR	506	513,953
Bonds	3.000(cc)	02/24/37	EUR	601	604,158
Bonds	3.000(cc)	02/24/38	EUR	793	791,859
Bonds	3.000(cc)	02/24/39	EUR	1,830	1,825,243
Bonds	3.000(cc)	02/24/40	EUR	503	506,105
Bonds	3.000(cc)	02/24/41	EUR	555	553,153
Bonds	3.000(cc)	02/24/42	EUR	512	511,894
Bonds(a)	3.500	01/30/23	EUR	3,385	3,970,807
Bonds	3.750	01/30/28	EUR	3,600	4,084,037
Bonds	4.000	01/30/37	EUR	2,500	2,605,592
Bonds	4.200	01/30/42	EUR	1,515	1,577,792
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	5,485	6,362,178
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	2,000	2,589,325
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	6.250	01/29/20		17,151	17,649,477
Sr. Unsec’d. Notes	6.375	03/29/21		14,470	15,339,531
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,910	3,349,356
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	2,975	3,719,423
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	775	999,740

Iraq International Bond (Iraq), Sr. Unsec’d. Notes	6.752	03/09/23		4,715	4,700,666
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	500	565,145
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	2,250	2,543,151

Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	3.375	10/31/23		2,400	2,454,006
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		1,800	1,828,278

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Japan Finance Organization for Municipalities (Japan), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	3.250%	04/24/23		800	$ 808,478
Sr. Unsec’d. Notes, EMTN	2.125	04/13/21		600	589,969
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		4,800	4,617,187

Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes	1.875	11/13/19		4,000	3,966,768
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875	06/24/24		3,005	2,998,689
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.125	03/09/21		3,000	3,175,542
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		65,228	69,136,462
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	1,515	2,105,404
Province of Quebec (Canada), Debentures	7.125	02/09/24		5,000	5,948,205
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23		600	519,000
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		1,650	1,611,242

Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	6.875	09/27/23		12,083	13,279,217
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		3,120	3,198,624
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		1,325	1,339,575
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		5,966	5,798,952
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	1,600	1,751,874
Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	900	985,429

Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.850	05/10/23		3,960	4,336,588
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		4,500	4,399,339
Sr. Unsec’d. Notes	2.125	05/19/20		2,500	2,474,500
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		1,000	981,840
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		1,000	1,009,775
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625	03/30/21		1,450	1,464,500
Sr. Unsec’d. Notes	6.250	09/26/22		3,425	3,476,375
Sr. Unsec’d. Notes	7.000	03/11/19		2,500	2,506,250
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/20		315	311,834

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes	7.750%	09/01/21	350	$ 343,763
Sr. Unsec’d. Notes	7.750	09/01/22	1,000	964,620
Sr. Unsec’d. Notes	7.750	09/01/26	4,760	4,324,222
Sr. Unsec’d. Notes	8.994	02/01/24	350	343,875
Sr. Unsec’d. Notes, 144A	7.750	09/01/21	3,650	3,584,957
Sr. Unsec’d. Notes, 144A	7.750	09/01/22	2,060	1,987,117
Sr. Unsec’d. Notes, 144A	8.994	02/01/24	800	786,000

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55	605	606,513
ZAR Sovereign Capital Fund Pty Ltd. (South Africa), Sr. Unsec’d. Notes	3.903	06/24/20	3,000	2,984,424
Total Sovereign Bonds (cost $307,581,981)				307,587,412
U.S. Treasury Obligations 0.7%
U.S. Treasury Bonds(h)(k)	2.500	02/15/45	3,760	3,418,516
U.S. Treasury Notes(h)	2.000	11/15/26	250	239,951
U.S. Treasury Notes(k)	2.250	11/15/24	4,000	3,948,750
U.S. Treasury Strips Coupon(k)	2.174(s)	05/15/29	4,420	3,328,038
U.S. Treasury Strips Coupon(k)	2.783(s)	08/15/29	2,100	1,570,770
U.S. Treasury Strips Coupon(k)	2.878(s)	05/15/31	2,100	1,486,043
U.S. Treasury Strips Coupon(k)	3.042(s)	11/15/35	4,200	2,586,400
U.S. Treasury Strips Coupon(k)	3.202(s)	08/15/40	4,200	2,196,347
Total U.S. Treasury Obligations (cost $18,702,339)				18,774,815

	Shares
Common Stock 0.1%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)(a) (cost $2,719,465)	132,434	1,186,516

Total Long-Term Investments (cost $2,466,330,743)		2,446,611,627

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 5.4%
Affiliated Mutual Funds 3.3%
PGIM Core Ultra Short Bond Fund(w)	10,125,732	$ 10,125,732
PGIM Institutional Money Market Fund (cost $75,443,380; includes $75,265,043 of cash collateral for securities on loan)(b)(w)	75,447,779	75,462,869
Total Affiliated Mutual Funds (cost $85,569,112)		85,588,601
Options Purchased*~ 2.1%
(cost $87,968,677)		53,446,789

Total Short-Term Investments (cost $173,537,789)		139,035,390
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.8% (cost $2,639,868,532)		2,585,647,017
Options Written*~ (1.9)%
(premiums received $74,406,954)		(50,261,778)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.9% (cost $2,565,461,578)		2,535,385,239
Other assets in excess of liabilities(z) 1.1%		28,535,374

Net Assets 100.0%		$ 2,563,920,613

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $49,666,526 and 1.9% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,501,044; cash collateral of $75,265,043 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of January 31, 2019.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—		11,200	$ 48,903
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—		16,800	78,052
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		9,409	78,667
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		22,870	184,027
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		46,333	410,724
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		46,980	431,279
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		10,000	98,554
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	10/27/23	85.00	—	AUD	55,000	1,047,403
Currency Option AUD vs USD	Call	Morgan Stanley & Co. International PLC	08/27/19	0.78	—	AUD	79,000	298,692
Currency Option EUR vs TRY	Call	BNP Paribas	04/28/20	10.00	—	EUR	30,000	828,504
Currency Option EUR vs TRY	Call	Morgan Stanley & Co. International PLC	07/28/20	12.00	—	EUR	30,000	642,855
Currency Option EUR vs ZAR	Call	Goldman Sachs International	07/26/19	29.00	—	EUR	33,500	5,618
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	24.00	—	EUR	25,000	114,154
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00	—	EUR	34,000	317,049
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00	—	EUR	33,500	1,502,315
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/14/19	8.50	—		37,000	—
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	06/11/19	5.25	—		74,000	25,101
Currency Option USD vs BRL	Call	Deutsche Bank AG	12/20/19	5.00	—		30,000	158,274
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.65	—		30,000	420,391

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	07/27/20	6.50	—	74,000	$ 285,064
Currency Option USD vs CAD	Call	Bank of America, N.A.	07/30/19	1.30	—	30,000	657,482
Currency Option USD vs CAD	Call	Citibank, N.A.	07/30/19	1.40	—	60,000	182,500
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00	—	39,000	538,111
Currency Option USD vs CNH	Call	Morgan Stanley & Co. International PLC	03/27/19	8.25	—	36,000	161
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	05/23/19	90.00	—	39,000	3,455
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	08/27/19	82.50	—	37,000	131,195
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	01/27/21	110.00	—	7,000	122,316
Currency Option USD vs JPY	Call	Deutsche Bank AG	10/27/23	115.00	—	39,000	389,568
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,200.00	—	30,000	296,351
Currency Option USD vs KRW	Call	BNP Paribas	12/20/19	1,350.00	—	60,000	167,071
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/16/19	31.00	—	117,000	863
Currency Option USD vs MXN	Call	Deutsche Bank AG	08/27/19	25.00	—	23,000	71,878
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/28/20	26.00	—	51,000	597,583
Currency Option USD vs RUB	Call	BNP Paribas	04/12/19	95.00	—	39,000	3,653
Currency Option USD vs RUB	Call	Citibank, N.A.	12/23/19	85.00	—	30,000	288,066
Currency Option USD vs RUB	Call	BNP Paribas	03/30/20	95.00	—	33,000	291,018
Currency Option USD vs TRY	Call	Deutsche Bank AG	03/28/19	12.00	—	39,000	211
Currency Option USD vs TRY	Call	Goldman Sachs International	12/23/19	6.00	—	30,000	2,082,466
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	04/29/20	7.00	—	35,000	1,803,733
Currency Option USD vs TRY	Call	Deutsche Bank AG	06/29/20	9.00	—	36,000	870,561

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00	—		39,000	$ 1,422,384
Currency Option USD vs ZAR	Call	Goldman Sachs International	04/26/19	25.00	—		39,000	325
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/26/19	25.00	—		37,000	7,245
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	14.00	—		30,000	1,600,332
Currency Option USD vs ZAR	Call	BNP Paribas	12/24/19	17.00	—		60,000	870,563
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00	—		39,000	1,486,747
Currency Option AUD vs JPY	Put	BNP Paribas	03/22/19	60.00	—	AUD	180,000	1,774
Currency Option AUD vs JPY	Put	Deutsche Bank AG	06/06/19	52.00	—	AUD	232,000	17,491
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	82.00	—	AUD	180,000	10,568,650
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	73.00	—	AUD	360,000	6,913,855
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	68.00	—	AUD	232,000	5,368,171
Currency Option AUD vs USD	Put	Citibank, N.A.	01/29/20	0.69	—	AUD	38,000	488,650
Currency Option EUR vs TRY	Put	JPMorgan Chase Bank, N.A.	02/26/19	4.60	—	EUR	24,000	8
Currency Option EUR vs TRY	Put	Goldman Sachs International	04/28/20	6.00	—	EUR	30,000	293,597
Currency Option EUR vs TRY	Put	BNP Paribas	07/28/20	7.00	—	EUR	30,000	1,410,725
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	04/25/19	1.00	—	GBP	31,500	2,562
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28	—	GBP	31,500	1,362,631
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	03/27/20	3.10	—		30,000	138,229
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		36,000	1,008,543
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		1,000	28,015
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50	—		37,000	1,084,877

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25	—	37,000	$ 457,176
Currency Option USD vs CNH	Put	Morgan Stanley & Co. International PLC	06/26/19	6.00	—	36,000	11,671
Currency Option USD vs INR	Put	BNP Paribas	08/27/19	69.50	—	37,000	279,228
Currency Option USD vs INR	Put	BNP Paribas	12/21/20	69.00	—	19,500	188,220
Currency Option USD vs JPY	Put	Citibank, N.A.	04/16/19	91.00	—	37,000	2,471
Currency Option USD vs MXN	Put	BNP Paribas	08/27/19	17.00	—	23,000	44,622
Currency Option USD vs MXN	Put	Citibank, N.A.	04/28/20	17.00	—	51,000	258,844
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00	—	39,000	521,418
Currency Option USD vs RUB	Put	BNP Paribas	12/22/20	66.00	—	39,000	1,283,209
Currency Option USD vs TRY	Put	Goldman Sachs International	04/29/20	4.00	—	35,000	17,162
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	06/29/20	5.00	—	36,000	271,272
Currency Option USD vs ZAR	Put	BNP Paribas	07/27/20	12.00	—	37,000	531,455
Total OTC Traded (cost $87,858,530)							$53,415,990

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.31.V1, 12/20/23	Call	Bank of America, N.A.	03/20/19	$107.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)	22,870	$ 4,130
CDX.NA.HY.31.V1, 12/20/23	Call	Deutsche Bank AG	03/20/19	$107.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)	30,130	5,441
CDX.NA.HY.31.V1, 12/20/23	Call	Bank of America, N.A.	03/20/19	$106.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)	24,350	21,228
Total OTC Swaptions (cost $110,147)								$ 30,799
Total Options Purchased (cost $87,968,677)								$53,446,789

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	Goldman Sachs International	04/28/20	10.00	—	EUR	30,000	$ (828,504)
Currency Option EUR vs TRY	Call	BNP Paribas	07/28/20	12.00	—	EUR	30,000	(642,855)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	25,000	(114,154)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00	—	EUR	34,000	(317,049)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00	—	EUR	67,000	(1,451,276)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	12/20/19	5.00	—		30,000	(158,274)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	03/27/20	4.65	—		30,000	(420,391)
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	6.50	—		74,000	(285,064)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50	—		37,000	(61,638)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25	—		74,000	(1,211,217)
Currency Option USD vs CAD	Call	Bank of America, N.A.	07/30/19	1.40	—		60,000	(182,500)
Currency Option USD vs CAD	Call	Citibank, N.A.	07/30/19	1.30	—		30,000	(657,482)
Currency Option USD vs INR	Call	BNP Paribas	08/27/19	82.50	—		37,000	(131,195)
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00	—		39,000	(408,301)
Currency Option USD vs JPY	Call	Citibank, N.A.	01/27/21	110.00	—		7,000	(122,316)
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,350.00	—		60,000	(167,071)
Currency Option USD vs KRW	Call	BNP Paribas	12/20/19	1,200.00	—		30,000	(296,351)
Currency Option USD vs MXN	Call	BNP Paribas	08/27/19	25.00	—		23,000	(71,878)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/28/20	26.00	—		51,000	(597,583)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00	—		117,000	(1,053,194)
Currency Option USD vs RUB	Call	Goldman Sachs International	12/23/19	85.00	—		30,000	(288,066)
Currency Option USD vs RUB	Call	Citibank, N.A.	03/30/20	95.00	—		33,000	(291,018)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs RUB	Call	BNP Paribas	12/22/20	95.00	—		39,000	$ (787,725)
Currency Option USD vs TRY	Call	BNP Paribas	12/23/19	6.00	—		30,000	(2,082,465)
Currency Option USD vs TRY	Call	Goldman Sachs International	04/29/20	7.00	—		35,000	(1,803,733)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	06/29/20	9.00	—		36,000	(870,561)
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	12.00	—		78,000	(1,293,252)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	17.00	—		60,000	(870,563)
Currency Option USD vs ZAR	Call	BNP Paribas	12/24/19	14.00	—		30,000	(1,600,332)
Currency Option USD vs ZAR	Call	BNP Paribas	07/27/20	25.00	—		37,000	(223,918)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00	—		78,000	(1,228,482)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	73.00	—	AUD	360,000	(6,913,855)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	82.00	—	AUD	180,000	(10,568,650)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	60.00	—	AUD	464,000	(5,160,052)
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	01/29/20	0.69	—	AUD	38,000	(488,650)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	04/28/20	6.00	—	EUR	30,000	(293,597)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	07/28/20	7.00	—	EUR	30,000	(1,410,725)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16	—	GBP	63,000	(1,158,641)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/27/20	3.10	—		30,000	(138,229)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50	—		37,000	(1,084,877)
Currency Option USD vs INR	Put	BNP Paribas	07/29/19	69.00	—		19,500	(112,282)
Currency Option USD vs INR	Put	HSBC Bank USA, N.A.	08/27/19	69.50	—		37,000	(279,228)
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	91.00	—		37,000	(568,332)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs RUB	Put	BNP Paribas	04/29/19	66.00	—		39,000	$ (776,609)
Currency Option USD vs TRY	Put	Deutsche Bank AG	04/29/20	4.00	—		35,000	(17,162)
Currency Option USD vs TRY	Put	Deutsche Bank AG	06/29/20	5.00	—		36,000	(271,272)
Hellenic Republic, 3.75%, 01/30/28^	Put	Deutsche Bank AG	09/10/20	87.00	—	EUR	5,000	(3,078)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19	$ 66.00	—		9,170	(127,235)
Total OTC Traded (premiums received $73,172,003)								$(49,890,882)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.31.V1, 12/20/23	Put	Goldman Sachs International	02/20/19	$102.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		4,430	$ (3,011)
CDX.NA.HY.31.V1, 12/20/23	Put	Bank of America, N.A.	02/20/19	$ 97.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		144,280	(1,185)
CDX.NA.HY.31.V1, 12/20/23	Put	Goldman Sachs International	03/20/19	$ 99.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		11,070	(11,941)
CDX.NA.HY.31.V1, 12/20/23	Put	Barclays Bank PLC	03/20/19	$100.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		11,070	(14,746)
CDX.NA.HY.31.V1, 12/20/23	Put	Goldman Sachs International	03/20/19	$ 97.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		25,000	(19,224)
CDX.NA.HY.31.V1, 12/20/23	Put	Bank of America, N.A.	05/15/19	$ 99.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		20,000	(77,134)
iTraxx.EUR.30.V1, 12/20/23^	Put	Citibank, N.A.	12/18/19	2.25%	1.00%(Q)	iTraxx.EUR. 30.V1(Q)	EUR	100,000	(139,895)
iTraxx.XO.30.V1, 12/20/23	Put	Citibank, N.A.	03/20/19	4.00%	5.00%(Q)	iTraxx.XO. 30.V1(Q)	EUR	14,100	(37,417)
iTraxx.XO.30.V1, 12/20/23	Put	Citibank, N.A.	03/20/19	4.00%	5.00%(Q)	iTraxx.XO. 30.V1(Q)	EUR	25,000	(66,343)
Total OTC Swaptions (premiums received $1,234,951)									$ (370,896)
Total Options Written (premiums received $74,406,954)									$(50,261,778)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Futures contracts outstanding at January 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,814	5 Year U.S. Treasury Notes	Mar. 2019	$ 552,933,031	$ 6,267,697
9,120	10 Year U.S. Treasury Notes	Mar. 2019	1,116,915,000	22,180,069
3,249	10 Year U.S. Ultra Treasury Notes	Mar. 2019	424,603,687	3,819,340
674	30 Year U.S. Ultra Treasury Bonds	Mar. 2019	108,598,250	181,222
				32,448,328
Short Positions:
206	2 Year U.S. Treasury Notes	Mar. 2019	43,739,594	(81,844)
588	10 Year Euro-Bund	Mar. 2019	111,499,720	(891,335)
801	20 Year U.S. Treasury Bonds	Mar. 2019	117,496,688	(5,532,793)
				(6,505,972)
				$25,942,356
Forward foreign currency exchange contracts outstanding at January 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 02/28/19	BNP Paribas	ARS	41,073	$ 1,055,853	$ 1,071,424	$ 15,571	$ —
Australian Dollar,
Expiring 04/18/19	BNP Paribas	AUD	4,283	3,060,100	3,116,634	56,534	—
Expiring 04/18/19	Citibank, N.A.	AUD	4,016	2,860,250	2,922,654	62,404	—
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	3,025	2,178,000	2,201,363	23,363	—
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	1,633	1,171,000	1,188,593	17,593	—
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	1,465	1,053,000	1,065,743	12,743	—
Expiring 04/30/19	Bank of America, N.A.	AUD	1,216	865,000	884,867	19,867	—
Expiring 04/30/19	Morgan Stanley & Co. International PLC	AUD	3,222	2,303,000	2,344,760	41,760	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	8,920	6,333,800	6,502,920	169,120	—
Expiring 01/31/20	Citibank, N.A.	AUD	7,067	5,269,724	5,163,323	—	(106,401)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 01/31/20	Citibank, N.A.	AUD	5,351	$ 4,288,398	$ 3,909,674	$ —	$ (378,724)
Expiring 02/28/20	Bank of America, N.A.	AUD	10,799	7,753,494	7,894,344	140,850	—
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	3,823	2,744,881	2,809,764	64,883	—
Brazilian Real,
Expiring 02/04/19	Barclays Bank PLC	BRL	12,513	3,226,125	3,430,121	203,996	—
Expiring 02/04/19	Barclays Bank PLC	BRL	4,474	1,172,000	1,226,302	54,302	—
Expiring 02/04/19	Barclays Bank PLC	BRL	4,268	1,089,000	1,170,055	81,055	—
Expiring 02/04/19	Barclays Bank PLC	BRL	4,051	1,034,000	1,110,508	76,508	—
Expiring 02/04/19	Citibank, N.A.	BRL	16,168	4,208,691	4,431,957	223,266	—
Expiring 02/04/19	Citibank, N.A.	BRL	4,969	1,330,000	1,362,164	32,164	—
Expiring 02/04/19	Citibank, N.A.	BRL	3,974	1,035,000	1,089,338	54,338	—
Expiring 02/04/19	Goldman Sachs International	BRL	3,500	948,000	959,310	11,310	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	9,962	2,571,300	2,730,894	159,594	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	5,925	1,540,657	1,624,288	83,631	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	3,632	936,000	995,635	59,635	—
Expiring 02/04/19	UBS AG	BRL	3,932	1,066,000	1,077,841	11,841	—
Expiring 02/25/19	Citibank, N.A.	BRL	9,857	2,917,999	2,699,015	—	(218,984)
Expiring 03/06/19	JPMorgan Chase Bank, N.A.	BRL	33,582	8,907,880	9,189,809	281,929	—
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	10,454	2,980,000	2,815,747	—	(164,253)
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	1,958	481,439	527,457	46,018	—
Expiring 12/24/19	Citibank, N.A.	BRL	7,836	2,004,000	2,097,314	93,314	—
Expiring 12/24/19	Deutsche Bank AG	BRL	22,576	5,602,000	6,042,785	440,785	—
Expiring 03/31/20	Deutsche Bank AG	BRL	42,866	10,500,000	11,370,312	870,312	—
Expiring 06/30/20	Deutsche Bank AG	BRL	47,619	10,804,000	12,513,717	1,709,717	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	3,245	$ 796,000	$ 852,831	$ 56,831	$ —
Expiring 07/29/20	Deutsche Bank AG	BRL	13,339	3,349,389	3,494,886	145,497	—
Expiring 07/29/20	Morgan Stanley & Co. International PLC	BRL	8,705	2,232,000	2,280,712	48,712	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	14,942	3,669,000	3,901,470	232,470	—
Canadian Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	3,710	2,802,999	2,828,510	25,511	—
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	2,470	1,862,000	1,882,973	20,973	—
Expiring 07/31/19	Bank of America, N.A.	CAD	2,377	1,918,000	1,816,668	—	(101,332)
Expiring 07/31/19	HSBC Bank USA, N.A.	CAD	5,923	4,483,370	4,526,613	43,243	—
Expiring 07/31/19	JPMorgan Chase Bank, N.A.	CAD	2,483	1,904,400	1,897,717	—	(6,683)
Chilean Peso,
Expiring 03/20/19	Citibank, N.A.	CLP	680,408	1,002,000	1,037,588	35,588	—
Expiring 03/20/19	Citibank, N.A.	CLP	657,578	986,000	1,002,773	16,773	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	1,722,948	2,588,681	2,627,410	38,729	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	961,367	1,437,000	1,466,037	29,037	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	915,460	1,400,000	1,396,031	—	(3,969)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	658,349	981,000	1,003,949	22,949	—
Chinese Renminbi,
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	13,758	2,046,000	2,051,559	5,559	—
Expiring 06/28/19	Citibank, N.A.	CNH	7,363	1,051,103	1,097,727	46,624	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/28/20	Citibank, N.A.	CNH	10,395	$ 1,476,013	$ 1,547,874	$ 71,861	$ —
Expiring 02/28/20	HSBC Bank USA, N.A.	CNH	8,958	1,322,502	1,333,874	11,372	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	52,459	8,078,000	7,811,613	—	(266,387)
Colombian Peso,
Expiring 02/20/19	BNP Paribas	COP	16,372,092	5,147,356	5,268,703	121,347	—
Czech Koruna,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CZK	27,830	1,233,804	1,239,491	5,687	—
Expiring 04/17/19	UBS AG	CZK	221,349	9,896,023	9,858,471	—	(37,552)
Expiring 04/17/19	UBS AG	CZK	221,349	9,906,542	9,858,471	—	(48,071)
Euro,
Expiring 02/25/19	Citibank, N.A.	EUR	575	681,145	659,439	—	(21,706)
Expiring 04/17/19	Citibank, N.A.	EUR	5,003	5,709,700	5,764,323	54,623	—
Expiring 04/17/19	Citibank, N.A.	EUR	2,200	2,526,568	2,534,736	8,168	—
Expiring 04/17/19	Citibank, N.A.	EUR	963	1,104,000	1,109,631	5,631	—
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	1,339	1,540,000	1,542,851	2,851	—
Expiring 01/31/20	Morgan Stanley & Co. International PLC	EUR	4,298	5,216,482	5,077,143	—	(139,339)
Expiring 02/28/20	Bank of America, N.A.	EUR	5,226	6,837,176	6,188,515	—	(648,661)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	4,622	5,622,447	5,473,061	—	(149,386)
Indian Rupee,
Expiring 03/20/19	Barclays Bank PLC	INR	165,316	2,339,400	2,312,168	—	(27,232)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	226,341	3,161,579	3,165,678	4,099	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	754,931	10,680,211	10,558,724	—	(121,487)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	754,931	10,667,384	10,558,724	—	(108,660)
Expiring 04/30/19	Citibank, N.A.	INR	20,104	278,667	279,741	1,074	—
Expiring 07/31/19	BNP Paribas	INR	264,974	3,637,000	3,650,142	13,142	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 08/29/19	HSBC Bank USA, N.A.	INR	874,772	$ 11,926,000	$ 12,013,351	$ 87,351	$ —
Indonesian Rupiah,
Expiring 03/20/19	Citibank, N.A.	IDR	14,349,335	1,001,000	1,021,285	20,285	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	38,954,843	2,632,084	2,772,533	140,449	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	29,892,966	2,109,000	2,127,572	18,572	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	28,165,631	1,933,125	2,004,632	71,507	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	24,946,020	1,758,000	1,775,483	17,483	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	20,651,112	1,458,000	1,469,802	11,802	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	16,235,626	1,112,639	1,155,538	42,899	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	IDR	26,228,065	1,849,000	1,866,730	17,730	—
Expiring 03/20/19	UBS AG	IDR	24,319,620	1,710,000	1,730,900	20,900	—
Israeli Shekel,
Expiring 04/25/19	Bank of America, N.A.	ILS	3,442	943,000	952,234	9,234	—
Expiring 04/25/19	Citibank, N.A.	ILS	3,879	1,062,000	1,073,072	11,072	—
Expiring 04/25/19	UBS AG	ILS	4,004	1,109,000	1,107,679	—	(1,321)
Japanese Yen,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	JPY	684,684	6,274,765	6,325,751	50,986	—
Expiring 04/17/19	Morgan Stanley & Co. International PLC	JPY	219,216	2,019,000	2,025,321	6,321	—
Expiring 04/17/19	The Toronto-Dominion Bank	JPY	684,684	6,305,850	6,325,751	19,901	—
Expiring 05/31/19	Deutsche Bank AG	JPY	75,138	697,000	696,765	—	(235)
Expiring 01/29/21	Citibank, N.A.	JPY	748,513	7,462,000	7,312,589	—	(149,411)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	992,486	9,655,000	9,696,075	41,075	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/31/23	Deutsche Bank AG	JPY	498,249	$ 5,220,000	$ 5,312,869	$ 92,869	$ —
Mexican Peso,
Expiring 03/20/19	Citibank, N.A.	MXN	40,852	2,139,070	2,121,245	—	(17,825)
Expiring 03/20/19	Citibank, N.A.	MXN	10,360	526,300	537,942	11,642	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	41,975	2,117,074	2,179,570	62,496	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	19,767	982,000	1,026,379	44,379	—
Expiring 03/20/19	UBS AG	MXN	46,041	2,355,000	2,390,678	35,678	—
Expiring 03/20/19	UBS AG	MXN	23,733	1,151,000	1,232,330	81,330	—
Expiring 04/30/19	Bank of America, N.A.	MXN	14,218	733,000	733,501	501	—
Expiring 04/30/19	Deutsche Bank AG	MXN	16,624	861,000	857,649	—	(3,351)
Expiring 04/30/19	Morgan Stanley & Co. International PLC	MXN	12,863	662,000	663,634	1,634	—
Expiring 08/29/19	Deutsche Bank AG	MXN	83,214	3,899,000	4,213,635	314,635	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	62,161	3,063,738	3,147,567	83,829	—
Expiring 12/24/19	Goldman Sachs International	MXN	23,280	1,139,332	1,157,299	17,967	—
Expiring 04/30/20	Citibank, N.A.	MXN	42,285	2,048,669	2,064,632	15,963	—
Expiring 04/30/20	Deutsche Bank AG	MXN	252,381	11,379,000	12,323,014	944,014	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	MXN	13,553	665,000	661,739	—	(3,261)
New Taiwanese Dollar,
Expiring 03/20/19	Barclays Bank PLC	TWD	88,027	2,872,000	2,874,179	2,179	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	237,257	7,741,361	7,746,729	5,368	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	90,451	2,933,000	2,953,325	20,325	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	60,768	1,982,000	1,984,151	2,151	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	122,187	3,995,011	3,989,564	—	(5,447)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	95,124	$ 3,091,000	$ 3,105,910	$ 14,910	$ —
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	91,273	2,964,000	2,980,185	16,185	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	82,934	2,699,000	2,707,878	8,878	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	81,347	2,646,000	2,656,086	10,086	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	80,668	2,618,000	2,633,920	15,920	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	66,113	2,147,000	2,158,654	11,654	—
Norwegian Krone,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	NOK	35,292	4,146,114	4,198,527	52,413	—
Expiring 04/17/19	UBS AG	NOK	11,345	1,326,000	1,349,715	23,715	—
Expiring 04/17/19	UBS AG	NOK	8,539	1,007,000	1,015,840	8,840	—
Peruvian Nuevo Sol,
Expiring 03/20/19	Barclays Bank PLC	PEN	3,946	1,164,000	1,184,049	20,049	—
Expiring 03/20/19	Barclays Bank PLC	PEN	3,535	1,053,000	1,060,868	7,868	—
Expiring 03/20/19	BNP Paribas	PEN	15,439	4,547,587	4,632,738	85,151	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PEN	2,736	817,000	820,898	3,898	—
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	226,298	4,260,217	4,327,482	67,265	—
Expiring 03/20/19	Barclays Bank PLC	PHP	176,291	3,307,000	3,371,198	64,198	—
Expiring 03/20/19	Barclays Bank PLC	PHP	110,893	2,074,000	2,120,588	46,588	—
Expiring 03/20/19	Barclays Bank PLC	PHP	89,625	1,704,000	1,713,895	9,895	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/20/19	Barclays Bank PLC	PHP	81,753	$ 1,551,000	$ 1,563,358	$ 12,358	$ —
Expiring 03/20/19	Barclays Bank PLC	PHP	74,850	1,412,000	1,431,351	19,351	—
Expiring 03/20/19	Citibank, N.A.	PHP	170,160	3,198,195	3,253,951	55,756	—
Expiring 03/20/19	Citibank, N.A.	PHP	58,203	1,104,000	1,113,008	9,008	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	189,406	3,582,999	3,621,997	38,998	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	171,469	3,242,000	3,278,991	36,991	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	163,732	3,065,000	3,131,036	66,036	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	113,039	2,121,000	2,161,627	40,627	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	109,249	2,075,000	2,089,152	14,152	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	86,842	1,642,000	1,660,672	18,672	—
Russian Ruble,
Expiring 03/20/19	Barclays Bank PLC	RUB	267,123	3,971,939	4,060,701	88,762	—
Expiring 03/20/19	Barclays Bank PLC	RUB	220,820	3,259,095	3,356,823	97,728	—
Expiring 03/20/19	Barclays Bank PLC	RUB	211,178	3,155,133	3,210,255	55,122	—
Expiring 03/20/19	Barclays Bank PLC	RUB	209,792	3,167,560	3,189,183	21,623	—
Expiring 03/20/19	Barclays Bank PLC	RUB	206,571	3,106,417	3,140,222	33,805	—
Expiring 03/20/19	Barclays Bank PLC	RUB	99,110	1,488,000	1,506,634	18,634	—
Expiring 03/20/19	Barclays Bank PLC	RUB	96,999	1,433,000	1,474,546	41,546	—
Expiring 03/20/19	Barclays Bank PLC	RUB	94,056	1,404,000	1,429,797	25,797	—
Expiring 03/20/19	Barclays Bank PLC	RUB	89,606	1,348,000	1,362,163	14,163	—
Expiring 03/20/19	Barclays Bank PLC	RUB	85,119	1,260,000	1,293,952	33,952	—
Expiring 03/20/19	Barclays Bank PLC	RUB	81,582	1,229,000	1,240,183	11,183	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 03/20/19	Barclays Bank PLC	RUB	73,681	$ 1,061,000	$ 1,120,073	$ 59,073	$ —
Expiring 03/20/19	Barclays Bank PLC	RUB	66,859	1,016,000	1,016,362	362	—
Expiring 03/20/19	Barclays Bank PLC	RUB	65,808	987,000	1,000,392	13,392	—
Expiring 03/20/19	Barclays Bank PLC	RUB	64,828	934,000	985,491	51,491	—
Expiring 03/20/19	Barclays Bank PLC	RUB	58,138	860,000	883,794	23,794	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	RUB	215,516	3,155,195	3,276,187	120,992	—
Expiring 04/30/19	Barclays Bank PLC	RUB	174,923	2,607,810	2,642,804	34,994	—
Expiring 04/30/19	Barclays Bank PLC	RUB	132,127	1,984,000	1,996,235	12,235	—
Expiring 04/30/19	BNP Paribas	RUB	876,935	12,898,000	13,249,091	351,091	—
Expiring 04/30/19	Deutsche Bank AG	RUB	158,253	2,388,000	2,390,947	2,947	—
Expiring 12/24/19	Citibank, N.A.	RUB	382,303	5,577,000	5,599,890	22,890	—
Expiring 03/31/20	Barclays Bank PLC	RUB	303,739	4,366,582	4,391,952	25,370	—
Expiring 03/31/20	BNP Paribas	RUB	262,318	3,692,000	3,793,021	101,021	—
Saudi Arabian Riyal,
Expiring 11/12/19	Morgan Stanley & Co. International PLC	SAR	113,400	30,157,169	30,205,247	48,078	—
Singapore Dollar,
Expiring 02/08/19	Deutsche Bank AG	SGD	2,647	1,923,000	1,966,456	43,456	—
Expiring 02/08/19	Deutsche Bank AG	SGD	1,999	1,461,000	1,485,154	24,154	—
Expiring 02/08/19	Deutsche Bank AG	SGD	1,723	1,261,000	1,279,879	18,879	—
Expiring 02/08/19	Deutsche Bank AG	SGD	1,419	1,037,000	1,054,555	17,555	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	2,623	1,941,000	1,948,779	7,779	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	2,565	1,897,000	1,905,589	8,589	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	2,344	1,717,000	1,741,197	24,197	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	1,880	$ 1,398,000	$ 1,396,404	$ —	$ (1,596)
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	1,847	1,344,000	1,372,590	28,590	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	1,441	1,051,000	1,070,899	19,899	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	1,378	1,019,000	1,024,062	5,062	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	1,326	968,000	985,477	17,477	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	1,193	869,000	886,236	17,236	—
Expiring 02/08/19	Morgan Stanley & Co. International PLC	SGD	1,621	1,188,000	1,204,701	16,701	—
South African Rand,
Expiring 03/08/19	Bank of America, N.A.	ZAR	19,579	1,348,000	1,470,301	122,301	—
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	38,521	2,688,437	2,892,858	204,421	—
Expiring 04/30/19	Morgan Stanley & Co. International PLC	ZAR	11,477	816,000	856,189	40,189	—
Expiring 12/30/19	Barclays Bank PLC	ZAR	38,671	3,005,230	2,798,435	—	(206,795)
Expiring 12/30/19	BNP Paribas	ZAR	68,785	4,346,000	4,977,603	631,603	—
Expiring 03/31/20	Morgan Stanley & Co. International PLC	ZAR	33,179	2,285,934	2,372,354	86,420	—
Expiring 03/31/20	UBS AG	ZAR	29,283	2,052,800	2,093,785	40,985	—
Expiring 03/31/20	UBS AG	ZAR	27,854	1,806,000	1,991,587	185,587	—
Expiring 07/29/20	Morgan Stanley & Co. International PLC	ZAR	50,366	3,417,759	3,543,879	126,120	—
Expiring 08/31/20	BNP Paribas	ZAR	43,370	2,909,206	3,038,087	128,881	—
Swedish Krona,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	SEK	102,564	11,514,406	11,404,418	—	(109,988)
Expiring 04/17/19	The Toronto-Dominion Bank	SEK	9,409	1,052,000	1,046,253	—	(5,747)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/17/19	UBS AG	SEK	13,710	$ 1,520,000	$ 1,524,451	$ 4,451	$ —
Swiss Franc,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	CHF	2,859	2,912,000	2,896,210	—	(15,790)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	CHF	1,388	1,411,000	1,406,471	—	(4,529)
Expiring 04/17/19	The Toronto-Dominion Bank	CHF	2,181	2,204,000	2,209,518	5,518	—
Expiring 04/30/19	Bank of America, N.A.	CHF	858	867,000	870,488	3,488	—
Expiring 04/30/19	Bank of America, N.A.	CHF	802	811,949	813,905	1,956	—
Expiring 04/30/19	Morgan Stanley & Co. International PLC	CHF	310	314,000	314,824	824	—
Expiring 10/30/20	Goldman Sachs International	CHF	8,063	8,721,000	8,628,852	—	(92,148)
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	727,741	22,154,793	23,297,369	1,142,576	—
Expiring 02/08/19	Citibank, N.A.	THB	99,615	3,148,000	3,189,013	41,013	—
Expiring 02/08/19	Citibank, N.A.	THB	83,207	2,624,000	2,663,731	39,731	—
Expiring 02/08/19	Citibank, N.A.	THB	72,009	2,191,000	2,305,258	114,258	—
Expiring 02/08/19	Citibank, N.A.	THB	71,046	2,241,000	2,274,429	33,429	—
Expiring 02/08/19	Citibank, N.A.	THB	69,781	2,118,000	2,233,909	115,909	—
Expiring 02/08/19	Citibank, N.A.	THB	52,383	1,638,000	1,676,960	38,960	—
Expiring 02/08/19	Citibank, N.A.	THB	49,945	1,531,000	1,598,915	67,915	—
Expiring 02/08/19	Citibank, N.A.	THB	44,840	1,409,000	1,435,476	26,476	—
Expiring 02/08/19	Citibank, N.A.	THB	42,354	1,299,000	1,355,887	56,887	—
Expiring 02/08/19	Citibank, N.A.	THB	42,290	1,295,000	1,353,856	58,856	—
Expiring 02/08/19	Citibank, N.A.	THB	40,913	1,271,000	1,309,755	38,755	—
Expiring 02/08/19	Citibank, N.A.	THB	39,671	1,228,000	1,269,984	41,984	—
Expiring 02/08/19	Citibank, N.A.	THB	35,686	1,123,000	1,142,416	19,416	—
Expiring 02/08/19	Citibank, N.A.	THB	34,770	1,090,000	1,113,099	23,099	—
Expiring 02/08/19	Citibank, N.A.	THB	30,897	938,000	989,123	51,123	—
Expiring 02/08/19	HSBC Bank USA, N.A.	THB	126,114	3,837,930	4,037,336	199,406	—
Expiring 05/10/19	Citibank, N.A.	THB	397,216	12,623,658	12,749,814	126,156	—
Expiring 05/10/19	Citibank, N.A.	THB	88,004	2,822,000	2,824,749	2,749	—
Expiring 05/10/19	Citibank, N.A.	THB	26,255	835,000	842,728	7,728	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	147,616	$ 4,698,598	$ 4,738,164	$ 39,566	$ —
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	78,117	2,497,000	2,507,391	10,391	—
Expiring 05/10/19	UBS AG	THB	58,162	1,848,000	1,866,872	18,872	—
Turkish Lira,
Expiring 02/28/19	Barclays Bank PLC	TRY	3,103	688,984	591,765	—	(97,219)
Expiring 02/28/19	JPMorgan Chase Bank, N.A.	TRY	10,043	1,982,906	1,915,539	—	(67,367)
Expiring 03/08/19	Barclays Bank PLC	TRY	11,830	2,162,371	2,246,408	84,037	—
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	67,723	12,023,554	12,859,549	835,995	—
Expiring 04/30/19	BNP Paribas	TRY	3,480	628,000	641,740	13,740	—
Expiring 04/30/19	Citibank, N.A.	TRY	7,746	1,388,805	1,428,556	39,751	—
Expiring 12/24/19	Goldman Sachs International	TRY	55,080	9,962,000	9,143,073	—	(818,927)
Expiring 04/30/20	Citibank, N.A.	TRY	4,397	748,000	699,351	—	(48,649)
Expiring 04/30/20	Deutsche Bank AG	TRY	3,185	318,000	506,597	188,597	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	TRY	77,540	12,091,000	12,334,122	243,122	—
Expiring 06/30/20	Bank of America, N.A.	TRY	6,776	1,017,000	1,057,631	40,631	—
Expiring 06/30/20	Deutsche Bank AG	TRY	157,506	15,218,000	24,585,544	9,367,544	—
				$729,178,882	$750,542,227	25,561,778	(4,198,433)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/18/19	Citibank, N.A.	AUD	3,666	$ 2,629,278	$ 2,668,032	$ —	$ (38,754)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	17,156	$ 12,353,857	$ 12,484,328	$ —	$ (130,471)
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	1,573	1,124,000	1,144,514	—	(20,514)
Expiring 04/30/19	Bank of America, N.A.	AUD	1,015	731,000	738,934	—	(7,934)
Expiring 04/30/19	BNP Paribas	AUD	1,870	1,342,000	1,361,073	—	(19,073)
Expiring 04/30/19	Deutsche Bank AG	AUD	3,590	2,621,000	2,613,186	7,814	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	15,457	11,139,087	11,268,454	—	(129,367)
Expiring 01/31/20	Morgan Stanley & Co. International PLC	AUD	13,184	9,526,099	9,632,805	—	(106,706)
Brazilian Real,
Expiring 02/04/19	Citibank, N.A.	BRL	3,673	983,000	1,006,751	—	(23,751)
Expiring 02/04/19	Goldman Sachs International	BRL	35,987	9,207,532	9,864,837	—	(657,305)
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	33,582	8,924,332	9,205,717	—	(281,385)
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	4,126	1,085,000	1,131,107	—	(46,107)
Expiring 02/25/19	Citibank, N.A.	BRL	2,677	681,240	733,008	—	(51,768)
Expiring 03/06/19	Barclays Bank PLC	BRL	3,746	992,000	1,025,039	—	(33,039)
Expiring 04/30/19	Deutsche Bank AG	BRL	3,175	846,000	865,352	—	(19,352)
Expiring 04/30/19	UBS AG	BRL	5,392	1,470,000	1,469,571	429	—
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	12,412	3,549,000	3,343,204	205,796	—
Expiring 12/24/19	BNP Paribas	BRL	3,641	900,000	974,597	—	(74,597)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 12/24/19	Citibank, N.A.	BRL	6,946	$ 1,675,000	$ 1,859,250	$ —	$ (184,250)
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	BRL	11,825	3,331,000	3,165,133	165,867	—
Expiring 12/24/19	UBS AG	BRL	2,906	725,000	777,776	—	(52,776)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	38,335	10,714,000	10,168,312	545,688	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	13,430	3,231,950	3,562,417	—	(330,467)
Expiring 06/30/20	Deutsche Bank AG	BRL	80,093	19,440,000	21,047,616	—	(1,607,616)
Expiring 07/29/20	Deutsche Bank AG	BRL	27,045	6,116,000	7,085,946	—	(969,946)
Expiring 08/31/20	Deutsche Bank AG	BRL	26,630	5,810,000	6,953,500	—	(1,143,500)
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	42,608	10,702,000	10,994,174	—	(292,174)
British Pound,
Expiring 04/17/19	Citibank, N.A.	GBP	1,827	2,369,000	2,406,298	—	(37,298)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	GBP	13,414	17,406,336	17,663,584	—	(257,248)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	GBP	1,730	2,285,000	2,278,105	6,895	—
Expiring 04/17/19	Morgan Stanley & Co. International PLC	GBP	1,300	1,703,000	1,712,352	—	(9,352)
Expiring 04/17/19	The Toronto-Dominion Bank	GBP	2,105	2,779,000	2,771,667	7,333	—
Expiring 04/17/19	The Toronto-Dominion Bank	GBP	1,180	1,548,000	1,553,650	—	(5,650)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/17/19	UBS AG	GBP	1,258	$ 1,660,000	$ 1,656,298	$ 3,702	$ —
Canadian Dollar,
Expiring 04/18/19	Goldman Sachs International	CAD	6,032	4,562,021	4,598,807	—	(36,786)
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	1,698	1,276,000	1,294,938	—	(18,938)
Expiring 07/31/19	Citibank, N.A.	CAD	10,784	8,168,000	8,240,998	—	(72,998)
Chilean Peso,
Expiring 03/20/19	Citibank, N.A.	CLP	5,222,739	7,704,290	7,964,415	—	(260,125)
Expiring 03/20/19	Citibank, N.A.	CLP	1,792,580	2,634,373	2,733,595	—	(99,222)
Expiring 03/20/19	Citibank, N.A.	CLP	1,330,713	1,962,501	2,029,271	—	(66,770)
Expiring 03/20/19	Goldman Sachs International	CLP	1,842,212	2,681,727	2,809,282	—	(127,555)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	1,767,217	2,629,278	2,694,917	—	(65,639)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	2,320,910	3,330,000	3,539,272	—	(209,272)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	1,208,711	1,757,000	1,843,223	—	(86,223)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	1,085,460	1,580,000	1,655,272	—	(75,272)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	935,397	1,354,000	1,426,434	—	(72,434)
Chinese Renminbi,
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	27,784	4,087,000	4,143,022	—	(56,022)
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	10,036	1,476,000	1,496,519	—	(20,519)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CNH	122,090	$ 17,944,125	$ 18,205,573	$ —	$ (261,448)
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CNH	20,066	2,970,000	2,992,104	—	(22,104)
Expiring 06/28/19	Morgan Stanley & Co. International PLC	CNH	7,363	1,100,000	1,097,727	2,273	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	71,811	10,656,000	10,693,362	—	(37,362)
Colombian Peso,
Expiring 02/20/19	Barclays Bank PLC	COP	2,981,495	933,000	959,475	—	(26,475)
Expiring 02/20/19	BNP Paribas	COP	6,675,106	2,111,707	2,148,116	—	(36,409)
Expiring 02/20/19	BNP Paribas	COP	4,726,754	1,505,000	1,521,117	—	(16,117)
Expiring 02/20/19	Citibank, N.A.	COP	10,179,297	3,085,056	3,275,799	—	(190,743)
Expiring 02/20/19	Citibank, N.A.	COP	9,107,258	2,790,000	2,930,807	—	(140,807)
Expiring 02/20/19	Morgan Stanley & Co. International PLC	COP	3,384,291	1,041,000	1,089,099	—	(48,099)
Expiring 02/20/19	The Toronto-Dominion Bank	COP	3,348,782	1,058,000	1,077,671	—	(19,671)
Czech Koruna,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CZK	23,055	1,026,000	1,026,813	—	(813)
Expiring 04/17/19	UBS AG	CZK	55,447	2,461,000	2,469,506	—	(8,506)
Expiring 04/17/19	UBS AG	CZK	41,379	1,840,000	1,842,934	—	(2,934)
Expiring 04/17/19	UBS AG	CZK	40,936	1,820,000	1,823,231	—	(3,231)
Expiring 04/17/19	UBS AG	CZK	35,073	1,551,000	1,562,063	—	(11,063)
Expiring 04/17/19	UBS AG	CZK	28,720	1,274,000	1,279,141	—	(5,141)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 02/25/19	Citibank, N.A.	EUR	2,300	$ 2,917,890	$ 2,637,757	$ 280,133	$ —
Expiring 02/28/19	Deutsche Bank AG	EUR	2,458	3,084,372	2,819,625	264,747	—
Expiring 04/17/19	Bank of America, N.A.	EUR	256,072	292,609,230	295,033,666	—	(2,424,436)
Expiring 04/17/19	BNP Paribas	EUR	786	902,000	905,730	—	(3,730)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	5,018	5,712,962	5,781,217	—	(68,255)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	2,719	3,111,850	3,133,000	—	(21,150)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	2,320	2,639,634	2,673,284	—	(33,650)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	EUR	1,552	1,788,000	1,788,070	—	(70)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	EUR	939	1,078,000	1,081,831	—	(3,831)
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	1,277	1,461,000	1,471,776	—	(10,776)
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	1,087	1,245,000	1,252,950	—	(7,950)
Expiring 04/30/19	Barclays Bank PLC	EUR	408	470,504	471,147	—	(643)
Expiring 04/30/19	Deutsche Bank AG	EUR	417	482,000	481,018	982	—
Expiring 04/30/19	Morgan Stanley & Co. International PLC	EUR	489	560,000	564,161	—	(4,161)
Expiring 12/30/19	Deutsche Bank AG	EUR	1,231	1,587,473	1,450,153	137,320	—
Expiring 02/28/20	Bank of America, N.A.	EUR	11,032	13,441,389	13,063,854	377,535	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	2,476	$ 2,949,148	$ 2,971,442	$ —	$ (22,294)
Expiring 07/29/20	UBS AG	EUR	1,857	2,262,267	2,227,750	34,517	—
Hungarian Forint,
Expiring 04/17/19	Deutsche Bank AG	HUF	344,357	1,226,000	1,254,643	—	(28,643)
Expiring 04/17/19	Deutsche Bank AG	HUF	279,277	996,000	1,017,529	—	(21,529)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	HUF	2,164,511	7,752,962	7,886,263	—	(133,301)
Expiring 04/17/19	The Toronto-Dominion Bank	HUF	2,164,511	7,718,542	7,886,263	—	(167,721)
Expiring 04/17/19	UBS AG	HUF	414,453	1,488,000	1,510,033	—	(22,033)
Indian Rupee,
Expiring 03/20/19	Bank of America, N.A.	INR	60,475	852,000	845,824	6,176	—
Expiring 03/20/19	Citibank, N.A.	INR	118,871	1,674,000	1,662,568	11,432	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	122,432	1,704,000	1,712,382	—	(8,382)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	86,680	1,214,000	1,212,331	1,669	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	74,266	1,036,000	1,038,705	—	(2,705)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	61,136	856,000	855,063	937	—
Expiring 08/29/19	BNP Paribas	INR	861,995	11,620,000	11,837,879	—	(217,879)
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	439,464	5,742,000	5,751,789	—	(9,789)
Expiring 12/23/20	BNP Paribas	INR	250,803	3,250,000	3,261,809	—	(11,809)
Indonesian Rupiah,
Expiring 03/20/19	Barclays Bank PLC	IDR	38,481,068	2,632,084	2,738,813	—	(106,729)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/20/19	Citibank, N.A.	IDR	17,830,710	$ 1,206,000	$ 1,269,065	$ —	$ (63,065)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	60,905,232	4,267,164	4,334,808	—	(67,644)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	37,342,990	2,571,300	2,657,813	—	(86,513)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	25,218,990	1,802,000	1,794,911	7,089	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	17,441,468	1,178,000	1,241,362	—	(63,362)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	13,210,200	900,000	940,210	—	(40,210)
Expiring 03/20/19	UBS AG	IDR	31,090,878	2,109,000	2,212,831	—	(103,831)
Expiring 03/20/19	UBS AG	IDR	17,188,872	1,168,000	1,223,384	—	(55,384)
Israeli Shekel,
Expiring 04/25/19	Citibank, N.A.	ILS	23,724	6,483,103	6,563,353	—	(80,250)
Japanese Yen,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	JPY	120,921	1,119,000	1,117,182	1,818	—
Expiring 05/31/19	Morgan Stanley & Co. International PLC	JPY	60,765	561,000	563,483	—	(2,483)
Expiring 02/28/20	Citibank, N.A.	JPY	880,638	8,296,087	8,358,831	—	(62,744)
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	819,678	7,848,316	7,967,314	—	(118,998)
Expiring 01/29/21	Citibank, N.A.	JPY	934,242	9,144,000	9,127,069	16,931	—
Mexican Peso,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	68,391	3,306,307	3,551,212	—	(244,905)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	54,770	$ 2,844,800	$ 2,843,931	$ 869	$ —
Expiring 04/30/19	Bank of America, N.A.	MXN	11,536	599,000	595,169	3,831	—
Expiring 04/30/19	HSBC Bank USA, N.A.	MXN	9,368	482,591	483,305	—	(714)
Expiring 08/29/19	BNP Paribas	MXN	100,179	5,049,000	5,072,664	—	(23,664)
Expiring 12/24/19	Citibank, N.A.	MXN	32,954	1,606,000	1,638,232	—	(32,232)
Expiring 12/24/19	Citibank, N.A.	MXN	3,596	169,000	178,781	—	(9,781)
Expiring 04/30/20	Citibank, N.A.	MXN	298,979	14,344,000	14,598,292	—	(254,292)
Expiring 04/30/20	UBS AG	MXN	27,628	1,218,000	1,349,000	—	(131,000)
Expiring 10/30/20	Deutsche Bank AG	MXN	447,899	19,592,000	21,330,711	—	(1,738,711)
New Taiwanese Dollar,
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	70,836	2,305,000	2,312,890	—	(7,890)
New Zealand Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	NZD	15,954	10,904,933	11,044,689	—	(139,756)
Peruvian Nuevo Sol,
Expiring 03/20/19	Barclays Bank PLC	PEN	3,985	1,178,000	1,195,816	—	(17,816)
Expiring 03/20/19	Citibank, N.A.	PEN	4,008	1,196,000	1,202,783	—	(6,783)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PEN	6,473	1,925,000	1,942,329	—	(17,329)
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	168,039	3,167,560	3,213,393	—	(45,833)
Expiring 03/20/19	Barclays Bank PLC	PHP	159,851	3,050,000	3,056,804	—	(6,804)
Expiring 03/20/19	Barclays Bank PLC	PHP	150,756	2,885,000	2,882,885	2,115	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/20/19	Barclays Bank PLC	PHP	132,344	$ 2,530,000	$ 2,530,806	$ —	$ (806)
Expiring 03/20/19	Barclays Bank PLC	PHP	91,560	1,744,000	1,750,892	—	(6,892)
Expiring 03/20/19	Barclays Bank PLC	PHP	80,678	1,528,000	1,542,805	—	(14,805)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	123,514	2,312,125	2,361,940	—	(49,815)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	109,872	2,096,000	2,101,077	—	(5,077)
Polish Zloty,
Expiring 04/17/19	Deutsche Bank AG	PLN	4,827	1,282,000	1,299,616	—	(17,616)
Expiring 04/17/19	Deutsche Bank AG	PLN	3,685	983,000	992,140	—	(9,140)
Expiring 04/17/19	Goldman Sachs International	PLN	50,389	13,414,198	13,566,985	—	(152,787)
Expiring 04/17/19	UBS AG	PLN	4,079	1,084,000	1,098,317	—	(14,317)
Russian Ruble,
Expiring 03/20/19	Barclays Bank PLC	RUB	62,092	926,000	943,897	—	(17,897)
Expiring 04/30/19	Morgan Stanley & Co. International PLC	RUB	51,457	770,000	777,430	—	(7,430)
Expiring 12/24/19	Barclays Bank PLC	RUB	114,712	1,758,315	1,680,282	78,033	—
Expiring 12/24/19	Goldman Sachs International	RUB	207,704	3,385,000	3,042,394	342,606	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	RUB	59,887	804,126	877,215	—	(73,089)
Expiring 03/31/20	Citibank, N.A.	RUB	305,303	4,444,000	4,414,558	29,442	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	RUB	311,865	4,119,743	4,509,438	—	(389,695)
Expiring 12/23/20	BNP Paribas	RUB	1,267,728	17,197,000	17,688,393	—	(491,393)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Saudi Arabian Riyal,
Expiring 11/12/19	Morgan Stanley & Co. International PLC	SAR	113,400	$ 30,000,000	$ 30,205,247	$ —	$ (205,247)
Singapore Dollar,
Expiring 02/08/19	Barclays Bank PLC	SGD	5,712	4,159,067	4,244,116	—	(85,049)
Expiring 02/08/19	Deutsche Bank AG	SGD	1,642	1,212,000	1,220,190	—	(8,190)
Expiring 02/08/19	Goldman Sachs International	SGD	1,493	1,105,000	1,109,262	—	(4,262)
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	4,182	3,076,000	3,106,848	—	(30,848)
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	1,617	1,185,000	1,201,054	—	(16,054)
Expiring 02/08/19	Morgan Stanley & Co. International PLC	SGD	2,374	1,735,000	1,763,413	—	(28,413)
Expiring 02/08/19	Morgan Stanley & Co. International PLC	SGD	1,835	1,339,000	1,363,422	—	(24,422)
Expiring 02/08/19	UBS AG	SGD	1,751	1,273,000	1,300,937	—	(27,937)
South African Rand,
Expiring 03/08/19	Bank of America, N.A.	ZAR	17,005	1,167,000	1,277,008	—	(110,008)
Expiring 03/08/19	Citibank, N.A.	ZAR	213,149	15,509,879	16,007,008	—	(497,129)
Expiring 03/08/19	Citibank, N.A.	ZAR	19,932	1,444,000	1,496,875	—	(52,875)
Expiring 03/08/19	Citibank, N.A.	ZAR	11,396	828,000	855,779	—	(27,779)
Expiring 03/08/19	Deutsche Bank AG	ZAR	16,341	1,169,000	1,227,167	—	(58,167)
Expiring 03/08/19	Goldman Sachs International	ZAR	13,256	932,000	995,514	—	(63,514)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	36,844	$ 2,632,084	$ 2,766,912	$ —	$ (134,828)
Expiring 03/08/19	Morgan Stanley & Co. International PLC	ZAR	16,216	1,178,000	1,217,818	—	(39,818)
Expiring 03/08/19	Morgan Stanley & Co. International PLC	ZAR	15,932	1,149,000	1,196,421	—	(47,421)
Expiring 03/08/19	Morgan Stanley & Co. International PLC	ZAR	15,236	1,064,000	1,144,157	—	(80,157)
Expiring 12/30/19	Goldman Sachs International	ZAR	36,889	2,328,000	2,669,452	—	(341,452)
Expiring 12/30/19	JPMorgan Chase Bank, N.A.	ZAR	15,685	1,039,428	1,135,037	—	(95,609)
Expiring 03/31/20	Barclays Bank PLC	ZAR	25,650	1,706,000	1,833,986	—	(127,986)
Expiring 03/31/20	Goldman Sachs International	ZAR	25,843	1,633,000	1,847,812	—	(214,812)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	ZAR	57,893	3,787,558	4,139,409	—	(351,851)
Expiring 07/29/20	BNP Paribas	ZAR	134,737	8,256,000	9,480,479	—	(1,224,479)
Expiring 09/30/20	Goldman Sachs International	ZAR	26,420	1,651,000	1,843,203	—	(192,203)
South Korean Won,
Expiring 03/20/19	Barclays Bank PLC	KRW	1,186,292	1,059,000	1,067,722	—	(8,722)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	12,577,568	11,274,465	11,320,440	—	(45,975)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	2,453,392	2,186,000	2,208,175	—	(22,175)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/20/19	Morgan Stanley & Co. International PLC	KRW	1,231,739	$ 1,091,000	$ 1,108,627	$ —	$ (17,627)
Expiring 12/24/19	Goldman Sachs International	KRW	130,134	123,000	118,460	4,540	—
Swedish Krona,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	SEK	9,505	1,070,000	1,056,868	13,132	—
Expiring 04/17/19	The Toronto-Dominion Bank	SEK	11,600	1,291,000	1,289,831	1,169	—
Swiss Franc,
Expiring 04/17/19	Goldman Sachs International	CHF	31,156	31,500,064	31,562,522	—	(62,458)
Expiring 04/17/19	The Toronto-Dominion Bank	CHF	2,871	2,907,000	2,908,338	—	(1,338)
Expiring 04/17/19	The Toronto-Dominion Bank	CHF	997	1,006,000	1,010,060	—	(4,060)
Expiring 04/30/19	Deutsche Bank AG	CHF	963	980,000	977,042	2,958	—
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	397,216	12,590,047	12,716,189	—	(126,142)
Expiring 02/08/19	Citibank, N.A.	THB	154,324	4,715,000	4,940,428	—	(225,428)
Expiring 02/08/19	Citibank, N.A.	THB	134,113	4,079,000	4,293,412	—	(214,412)
Expiring 02/08/19	Citibank, N.A.	THB	123,906	3,793,000	3,966,636	—	(173,636)
Expiring 02/08/19	Citibank, N.A.	THB	115,447	3,502,000	3,695,836	—	(193,836)
Expiring 02/08/19	Citibank, N.A.	THB	111,049	3,369,000	3,555,043	—	(186,043)
Expiring 02/08/19	Citibank, N.A.	THB	105,938	3,239,000	3,391,423	—	(152,423)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 02/08/19	Citibank, N.A.	THB	98,743	$ 3,011,000	$ 3,161,079	$ —	$ (150,079)
Expiring 02/08/19	Citibank, N.A.	THB	91,802	2,799,000	2,938,871	—	(139,871)
Expiring 02/08/19	Citibank, N.A.	THB	35,493	1,081,000	1,136,261	—	(55,261)
Expiring 02/08/19	HSBC Bank USA, N.A.	THB	147,616	4,687,706	4,725,669	—	(37,963)
Turkish Lira,
Expiring 03/08/19	Barclays Bank PLC	TRY	6,003	1,055,481	1,139,821	—	(84,340)
Expiring 03/08/19	Deutsche Bank AG	TRY	6,476	1,155,000	1,229,700	—	(74,700)
Expiring 03/08/19	Deutsche Bank AG	TRY	4,948	877,000	939,524	—	(62,524)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	8,819	1,566,444	1,674,555	—	(108,111)
Expiring 03/08/19	UBS AG	TRY	6,822	1,230,000	1,295,445	—	(65,445)
Expiring 12/24/19	BNP Paribas	TRY	23,277	5,000,000	3,863,819	1,136,181	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	TRY	31,803	5,614,016	5,279,255	334,761	—
Expiring 01/31/20	JPMorgan Chase Bank, N.A.	TRY	41,748	7,293,523	6,824,146	469,377	—
Expiring 04/30/20	Citibank, N.A.	TRY	36,508	4,824,900	5,807,218	—	(982,318)
Expiring 04/30/20	Citibank, N.A.	TRY	14,821	2,294,125	2,357,588	—	(63,463)
Expiring 04/30/20	Citibank, N.A.	TRY	5,288	736,000	841,181	—	(105,181)
Expiring 04/30/20	Goldman Sachs International	TRY	53,577	9,291,000	8,522,353	768,647	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	TRY	10,122	1,566,000	1,610,123	—	(44,123)
Expiring 06/30/20	Citibank, N.A.	TRY	16,668	1,734,392	2,601,672	—	(867,280)
Expiring 06/30/20	Citibank, N.A.	TRY	10,788	1,120,000	1,683,900	—	(563,900)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/30/20	JPMorgan Chase Bank, N.A.	TRY	15,609	$ 2,128,000	$ 2,436,438	$ —	$ (308,438)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	TRY	72,659	11,029,000	11,341,529	—	(312,529)
Expiring 10/30/20	Deutsche Bank AG	TRY	6,298	829,000	945,568	—	(116,568)
				$1,088,139,943	$1,109,165,395	5,274,744	(26,300,196)
						$30,836,522	$(30,498,629)
Cross currency exchange contracts outstanding at January 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
02/28/19	Buy	EUR	2,458	TRY	13,146	$ 312,321	$ —	JPMorgan Chase Bank, N.A.
04/17/19	Buy	HUF	141,255	EUR	443	3,721	—	Citibank, N.A.
04/17/19	Buy	HUF	321,962	EUR	1,011	8,363	—	Citibank, N.A.
04/17/19	Buy	HUF	643,714	EUR	2,021	16,657	—	Citibank, N.A.
04/17/19	Buy	CHF	3,224	EUR	2,862	—	(31,230)	Citibank, N.A.
04/17/19	Buy	CZK	70,062	EUR	2,719	—	(12,588)	JPMorgan Chase Bank, N.A.
12/30/19	Buy	EUR	3,269	ZAR	56,766	—	(256,889)	Deutsche Bank AG
12/30/19	Buy	ZAR	33,780	EUR	2,038	43,645	—	Morgan Stanley & Co. International PLC
01/31/20	Buy	AUD	6,894	JPY	536,215	—	(40,169)	Deutsche Bank AG
01/31/20	Buy	TRY	59,401	EUR	8,169	59,785	—	Goldman Sachs International
01/31/20	Buy	EUR	3,871	TRY	23,609	713,574	—	Goldman Sachs International
02/28/20	Buy	JPY	1,376,795	AUD	18,272	—	(289,369)	Deutsche Bank AG
03/31/20	Buy	ZAR	153,638	EUR	8,269	1,165,957	—	Morgan Stanley & Co. International PLC
03/31/20	Buy	EUR	7,965	ZAR	134,569	—	(163,472)	Morgan Stanley & Co. International PLC
04/30/20	Buy	TRY	102,842	EUR	11,170	3,060,034	—	BNP Paribas
04/30/20	Buy	EUR	10,404	TRY	78,477	—	(96,349)	Goldman Sachs International
07/29/20	Buy	EUR	12,064	TRY	116,743	—	(3,581,868)	BNP Paribas
07/29/20	Buy	TRY	85,432	EUR	7,021	4,789,776	—	Morgan Stanley & Co. International PLC

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Cross currency exchange contracts outstanding at January 31, 2019 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
08/31/20	Buy	ZAR	40,549	EUR	2,298	$ 75,233	$ —	Goldman Sachs International
08/31/20	Buy	EUR	4,722	ZAR	91,087	—	(698,551)	Morgan Stanley & Co. International PLC
11/27/20	Buy	AUD	5,929	JPY	441,711	65,103	—	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	1,016,141	AUD	12,805	465,493	—	Morgan Stanley & Co. International PLC
12/23/20	Buy	EUR	572	ZAR	10,356	—	(19,209)	Goldman Sachs International
12/30/20	Buy	JPY	154,422	AUD	2,095	—	(35,859)	Deutsche Bank AG
10/31/23	Buy	JPY	648,099	AUD	9,489	—	(83,740)	Morgan Stanley & Co. International PLC
						$10,779,662	$(5,309,293)
Credit default swap agreements outstanding at January 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Federation of Malaysia	06/20/23	1.000%(Q)	3,750	0.918%	$ 17,123	$ (3,646)	$ 20,769	Barclays Bank PLC
Federative Republic of Brazil	06/20/23	1.000%(Q)	18,750	1.502%	(359,383)	(18,229)	(341,154)	Barclays Bank PLC
People’s Republic of China	06/20/23	1.000%(Q)	13,750	0.623%	231,022	(13,368)	244,390	Barclays Bank PLC
Republic of Argentina	06/20/23	1.000%(Q)	3,750	6.503%	(722,124)	(3,646)	(718,478)	Barclays Bank PLC
Republic of Chile	06/20/23	1.000%(Q)	3,750	0.415%	95,705	(3,646)	99,351	Barclays Bank PLC
Republic of Colombia	06/20/23	1.000%(Q)	5,000	1.121%	(18,765)	(4,861)	(13,904)	Barclays Bank PLC
Republic of Indonesia	06/20/23	1.000%(Q)	5,000	1.280%	(51,219)	(4,861)	(46,358)	Barclays Bank PLC
Republic of Lebanon	06/20/23	1.000%(Q)	3,750	7.574%	(821,627)	(3,646)	(817,981)	Barclays Bank PLC
Republic of Panama	06/20/23	1.000%(Q)	3,750	0.590%	68,201	(3,646)	71,847	Barclays Bank PLC

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Peru	06/20/23	1.000%(Q)	3,750	0.665%	$ 56,488	$ (3,646)	$ 60,134	Barclays Bank PLC
Republic of Philippines	06/20/23	1.000%(Q)	3,750	0.824%	31,686	(3,646)	35,332	Barclays Bank PLC
Republic of South Africa	06/20/23	1.000%(Q)	11,250	1.634%	(274,955)	(10,938)	(264,017)	Barclays Bank PLC
Republic of Turkey	06/20/23	1.000%(Q)	17,500	2.889%	(1,270,984)	(17,014)	(1,253,970)	Barclays Bank PLC
Russian Federation	06/20/23	1.000%(Q)	11,250	1.221%	(87,982)	(10,938)	(77,044)	Barclays Bank PLC
United Mexican States	06/20/23	1.000%(Q)	16,250	1.234%	(135,588)	(15,799)	(119,789)	Barclays Bank PLC
					$(3,242,402)	$(121,530)	$(3,120,872)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)*:
CDX.EM.29.V1	06/20/23	1.000%(Q)	125,000	$2,722,453	$(35,417)	$2,757,870	Barclays Bank PLC
*	The Fund entered into multiple credit default swap agreements in a package trade consisting of two parts. The Fund bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the Index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
3i Debt Management	03/07/19	1.000%(M)	EUR	9,652	*	$ 15,351	$—	$ 15,351	Goldman Sachs International
3i Debt Management	03/07/19	1.000%(M)	EUR	227	0.650%	361	—	361	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Accunia European	03/07/19	1.000%(M)	EUR	3,333	*	$ 5,300	$—	$ 5,300	Goldman Sachs International
Adagio CLO	03/07/19	0.500%(M)	EUR	6,075	*	4,830	—	4,830	Goldman Sachs International
Adagio CLO	03/07/19	1.000%(M)	EUR	1,772	*	2,817	—	2,817	Goldman Sachs International
Ameriquest Home Equity	02/28/19	1.250%(M)		268	*	9	—	9	Goldman Sachs International
Anchorage Capital CLO Ltd.	03/07/19	1.000%(M)	EUR	4,182	0.650%	6,651	—	6,651	Goldman Sachs International
APIDOS	03/07/19	0.500%(M)	EUR	4,362	*	6,938	—	6,938	Goldman Sachs International
APIDOS	03/07/19	1.000%(M)	EUR	3,054	*	4,857	—	4,857	Goldman Sachs International
APIDOS	03/07/19	1.000%(M)	EUR	685	*	1,090	—	1,090	Goldman Sachs International
Avoca CLO XI Ltd.	03/07/19	0.500%(M)	EUR	4,151	0.650%	3,301	—	3,301	Goldman Sachs International
Avoca CLO XI Ltd.	03/07/19	1.000%(M)	EUR	344	0.650%	547	—	547	Goldman Sachs International
Babson	03/07/19	1.000%(M)	EUR	5,165	*	8,214	—	8,214	Goldman Sachs International
Banc of America Commercial Mortgage Trust	02/27/19	1.250%(M)		43	*	45	—	45	Goldman Sachs International
Banc of America Commercial Mortgage Trust	02/27/19	1.250%(M)		24	*	25	—	25	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Bear Stearns Asset-Backed Securities Trust	02/28/19	1.250%(M)		821	*	$ 29	$—	$ 29	Goldman Sachs International
Bear Stearns Asset-Backed Securities Trust	02/28/19	1.250%(M)		568	*	20	—	20	Goldman Sachs International
Bear Stearns Asset-Backed Securities Trust	02/28/19	1.250%(M)		263	*	9	—	9	Goldman Sachs International
Carlyle	03/07/19	0.500%(M)	EUR	6,402	0.650%	5,090	—	5,090	Goldman Sachs International
Carlyle	03/07/19	1.000%(M)	EUR	5,749	*	9,142	—	9,142	Goldman Sachs International
Chase Mortgage	02/28/19	1.250%(M)		1,113	*	39	—	39	Goldman Sachs International
Citigroup Commercial Mortgage Trust	02/27/19	1.250%(M)		142	*	148	—	148	Goldman Sachs International
Citigroup Commercial Mortgage Trust	02/27/19	1.250%(M)		133	*	138	—	138	Goldman Sachs International
Citigroup Commercial Mortgage Trust	02/27/19	1.250%(M)		28	6.780%	29	—	29	Goldman Sachs International
Citigroup Mortgage Loan Trust	02/28/19	1.250%(M)		286	*	10	—	10	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)		212	*	220	—	220	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)		198	19.740%	206	—	206	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)		167	*	174	—	174	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	02/27/19	1.250%(M)		154	*	$ 160	$—	$ 160	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)		100	2.480%	104	—	104	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)		94	*	98	—	98	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)		71	7.460%	74	—	74	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)		65	6.579%	68	—	68	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)		48	*	50	—	50	Goldman Sachs International
Cordatus	03/07/19	0.500%(M)	EUR	697	*	554	—	554	Goldman Sachs International
Countrywide Alternative	02/28/19	1.250%(M)		507	*	18	—	18	Goldman Sachs International
Countrywide Alternative	02/28/19	1.250%(M)		51	*	2	—	2	Goldman Sachs International
CSAM	03/07/19	0.500%(M)	EUR	1,491	0.650%	1,185	—	1,185	Goldman Sachs International
Deutsche Bank Alta Mortgages	02/28/19	1.250%(M)		751	*	26	—	26	Goldman Sachs International
Deutsche Bank Alta Mortgages	02/28/19	1.250%(M)		452	*	16	—	16	Goldman Sachs International
Equity One Home Equity	02/28/19	1.250%(M)		664	*	23	—	23	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Equity One Home Equity	02/28/19	1.250%(M)	167	*	$ 6	$—	$ 6	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/19	1.250%(M)	609	*	21	—	21	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/19	1.250%(M)	472	*	16	—	16	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/19	1.250%(M)	353	*	12	—	12	Goldman Sachs International
First Franklin Home Equity	02/28/19	1.250%(M)	271	*	9	—	9	Goldman Sachs International
First Franklin Home Equity	02/28/19	1.250%(M)	106	*	4	—	4	Goldman Sachs International
First Franklin Home Equity	02/28/19	1.250%(M)	78	*	3	—	3	Goldman Sachs International
GMAC Home Equity	02/28/19	1.250%(M)	104	*	4	—	4	Goldman Sachs International
GMAC Home Equity	02/28/19	1.250%(M)	98	*	3	—	3	Goldman Sachs International
GMAC Home Equity	02/28/19	1.250%(M)	81	*	3	—	3	Goldman Sachs International
GS Mortgage Securities Trust	02/27/19	1.250%(M)	275	4.180%	286	—	286	Goldman Sachs International
GS Mortgage Securities Trust	02/27/19	1.250%(M)	91	7.460%	95	—	95	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
GSO	03/07/19	1.000%(M)	EUR	10,106	*	$ 16,073	$—	$ 16,073	Goldman Sachs International
GSO	03/07/19	0.500%(M)	EUR	7,448	0.650%	5,921	—	5,921	Goldman Sachs International
GSO	03/07/19	1.000%(M)	EUR	929	*	1,477	—	1,477	Goldman Sachs International
GSO	03/07/19	1.000%(M)	EUR	79	0.650%	126	—	126	Goldman Sachs International
GSR Mortgage Loan Trust	02/28/19	1.250%(M)		203	*	7	—	7	Goldman Sachs International
HPS Investment Partners LLC	03/07/19	0.500%(M)	EUR	4,081	0.650%	3,245	—	3,245	Goldman Sachs International
ICG US CLO Ltd.	03/07/19	1.000%(M)	EUR	6,019	0.650%	9,572	—	9,572	Goldman Sachs International
ICG US CLO Ltd.	03/07/19	1.000%(M)	EUR	1,811	*	2,880	—	2,880	Goldman Sachs International
ICG US CLO Ltd.	03/07/19	0.500%(M)	EUR	734	*	583	—	583	Goldman Sachs International
ICG US CLO Ltd.	03/07/19	0.500%(M)	EUR	716	*	569	—	569	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	02/27/19	1.250%(M)		282	*	293	—	293	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	02/27/19	1.250%(M)		220	*	229	—	229	Goldman Sachs International
Lehman Home Equity	02/28/19	1.250%(M)		762	*	26	—	26	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Lehman Home Equity	02/28/19	1.250%(M)		101	*	$ 4	$—	$ 4	Goldman Sachs International
Morgan Stanley BAML Trust	02/27/19	1.250%(M)		130	*	135	—	135	Goldman Sachs International
Morgan Stanley BAML Trust	02/27/19	1.250%(M)		114	*	118	—	118	Goldman Sachs International
Morgan Stanley BAML Trust	02/27/19	1.250%(M)		87	2.612%	90	—	90	Goldman Sachs International
Morgan Stanley BAML Trust	02/27/19	1.250%(M)		37	*	38	—	38	Goldman Sachs International
Morgan Stanley Home Equity	02/28/19	1.250%(M)		309	*	11	—	11	Goldman Sachs International
Morgan Stanley Home Equity	02/28/19	1.250%(M)		93	*	3	—	3	Goldman Sachs International
New Century Home Equity	02/28/19	1.250%(M)		784	*	27	—	27	Goldman Sachs International
New Century Home Equity	02/28/19	1.250%(M)		328	*	11	—	11	Goldman Sachs International
New Century Home Equity	02/28/19	1.250%(M)		149	*	5	—	5	Goldman Sachs International
Nomura Home Equity	02/28/19	1.250%(M)		95	*	3	—	3	Goldman Sachs International
Oaktree CLO Ltd.	03/07/19	1.000%(M)	EUR	323	0.650%	513	—	513	Goldman Sachs International
Och Ziff Loan Management Funding Ltd.	03/07/19	1.000%(M)	EUR	2,465	*	3,920	—	3,920	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
ONEX	03/07/19	0.500%(M)	EUR	2,455	0.650%	$ 1,952	$—	$ 1,952	Goldman Sachs International
ONEX	03/07/19	1.000%(M)	EUR	278	0.650%	442	—	442	Goldman Sachs International
Shackleton I CLO Ltd.	03/07/19	1.000%(M)	EUR	3,471	0.650%	5,521	—	5,521	Goldman Sachs International
Shackleton I CLO Ltd.	03/07/19	1.000%(M)	EUR	147	0.650%	234	—	234	Goldman Sachs International
Spire Management Ltd.	03/07/19	0.500%(M)	EUR	5,215	*	4,147	—	4,147	Goldman Sachs International
Structured Agency Credit Risk	02/28/19	1.250%(M)		825	*	29	—	29	Goldman Sachs International
Tikehau Capital	03/07/19	0.500%(M)	EUR	1,804	*	1,435	—	1,435	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)		428	*	445	—	445	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)		49	*	51	—	51	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)		49	*	51	—	51	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)		46	*	48	—	48	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)		28	*	29	—	29	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)		19	6.780%	20	—	20	Goldman Sachs International
						$138,713	$—	$138,713

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Ford Motor Co.	06/20/21	5.000%(Q)	8,000	1.538%	$1,391,644	$683,386	$(708,258)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Hellenic Republic	06/20/23	1.000%(Q)	1,000	$ 94,079	$ 94,493	$ (414)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	4,400	(102,701)	(108,878)	6,177	Bank of America, N.A.
Republic of Italy	06/20/19	1.000%(Q)	5,360	(22,660)	(3,816)	(18,844)	Deutsche Bank AG
Republic of Italy	06/20/23	1.000%(Q)	10,000	54,043	223,706	(169,663)	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	4,000	21,617	61,473	(39,856)	Bank of America, N.A.
Republic of Italy	06/20/28	1.000%(Q)	4,455	438,512	451,501	(12,989)	Goldman Sachs International
United Mexican States	06/20/23	1.000%(Q)	1,400	11,681	8,710	2,971	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,385	11,556	21,836	(10,280)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	3,838	8,122	(4,284)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	3,838	7,457	(3,619)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	455	3,796	2,663	1,133	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	240	2,003	1,492	511	Citibank, N.A.
				$ 519,602	$ 768,759	$(249,157)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Arab Republic of Egypt	03/20/19	1.000%(Q)	1,450	2.321%	$ (802)	$ (5,644)	$ 4,842	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	1,000	3.867%	(106,773)	(106,874)	101	Bank of America, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	1,000	4.176%	(139,091)	(216,250)	77,159	Barclays Bank PLC
Hellenic Republic	12/20/25	1.000%(Q)	3,700	4.452%	(667,421)	(669,968)	2,547	Bank of America, N.A.
Kingdom of Spain	06/20/19	1.000%(Q)	10,000	0.197%	42,844	82,236	(39,392)	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Spain	06/20/19	1.000%(Q)	4,900	0.197%	$ 20,994	$ 15,969	$ 5,025	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	4,400	0.697%	60,150	66,653	(6,503)	Bank of America, N.A.
Kingdom of Spain	12/20/28	1.000%(Q)	9,583	1.112%	(76,797)	(61,857)	(14,940)	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	9,450	3.019%	(731,341)	(1,224,841)	493,500	BNP Paribas
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,165	3.019%	(90,160)	(64,405)	(25,755)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,155	3.019%	(89,386)	(76,647)	(12,739)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	3.019%	(29,795)	(26,182)	(3,613)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	3.019%	(29,795)	(25,708)	(4,087)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	380	3.019%	(29,408)	(21,107)	(8,301)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	195	3.019%	(15,091)	(10,774)	(4,317)	Citibank, N.A.
Republic of Brazil	03/20/19	1.000%(Q)	3,980	0.478%	7,503	3,916	3,587	HSBC Bank USA, N.A.
Republic of Indonesia	09/20/20	1.000%(Q)	8,000	0.437%	82,113	(322,295)	404,408	Barclays Bank PLC
Republic of Indonesia	06/20/21	1.000%(Q)	2,100	0.605%	21,708	(83,337)	105,045	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/20	1.000%(Q)	11,530	1.032%	8,783	(166,111)	174,894	Bank of America, N.A.
Republic of Italy	06/20/21	1.000%(Q)	7,090	1.420%	(59,676)	(146,421)	86,745	Goldman Sachs International
Republic of Italy	12/20/21	1.000%(Q)	5,360	1.564%	(76,133)	(199,150)	123,017	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	10,000	1.929%	(356,458)	(601,778)	245,320	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	4,000	1.929%	(142,583)	(210,871)	68,288	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	7,070	1.929%	(252,016)	(334,487)	82,471	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Portugal	12/20/23	1.000%(Q)	990	0.871%	$ 6,941	$ 459	$ 6,482	JPMorgan Chase Bank, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	2,070	0.871%	14,514	—	14,514	Morgan Stanley & Co. International PLC
Republic of Serbia	06/20/21	1.000%(Q)	5,000	0.567%	56,159	74,308	(18,149)	BNP Paribas
United Mexican States	12/20/20	1.000%(Q)	7,000	0.737%	42,319	(123,939)	166,258	Goldman Sachs International
					$(2,528,698)	$(4,455,105)	$1,926,407

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)	107,375	$1,357,941	$997,681	$(360,260)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	$ 28,602	$ (66,951)	$ 95,553	J.P. Morgan Securities LLC
CMBX.NA.6.AA	05/11/63	1.500%(M)	7,000	*	100,107	92,983	7,124	Credit Suisse International
CMBX.NA.6.AA	05/11/63	1.500%(M)	8,000	*	114,408	(489,693)	604,101	Credit Suisse International
CMBX.NA.6.AA	05/11/63	1.500%(M)	10,000	*	143,010	113,221	29,789	Deutsche Bank AG
					$386,127	$(350,440)	$736,567
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Inflation swap agreements outstanding at January 31, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
30,475	12/19/23	1.900%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$(29,250)	$(29,250)
15,300	01/09/29	1.995%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	82,683	82,683
				$—	$ 53,433	$ 53,433
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	16,515	01/04/27	12.095%(T)	1 Day BROIS(2)(T)	$ —	$ 1,472,332	$ 1,472,332
EUR	5,735	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(8,233)	1,039	9,272
EUR	79,640	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(190,612)	(198,569)	(7,957)
EUR	17,665	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(92,520)	(140,796)	(48,276)
EUR	20,545	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	43,876	(204,758)	(248,634)
EUR	53,410	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(1,175,307)	(1,906,767)	(731,460)
EUR	13,415	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	(42,304)	(244,546)	(202,242)
EUR	190	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	479	(6,312)	(6,791)
EUR	2,740	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(3,999)	(102,141)	(98,142)
EUR	95,424	02/15/28	0.758%(A)	6 Month EURIBOR(2)(S)	515,981	1,674,348	1,158,367
EUR	43,095	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	1,286,120	(991,907)	(2,278,027)
EUR	2,660	05/11/29	0.750%(A)	6 Month EURIBOR(1)(S)	54,446	(36,398)	(90,844)
EUR	1,290	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(308)	(77,887)	(77,579)
EUR	2,860	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	105,811	(48,288)	(154,099)
EUR	6,595	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	395,138	(79,205)	(474,343)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	3,985	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	$ 139,351	$ (133,096)	$ (272,447)
EUR	18,530	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	688,621	688,621
EUR	18,530	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(687,288)	(687,288)
EUR	2,955	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	109,595	(129,590)	(239,185)
EUR	475	05/11/43	1.350%(A)	6 Month EURIBOR(1)(S)	4,934	(20,618)	(25,552)
EUR	2,975	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	127,971	127,971
EUR	2,975	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(126,191)	(126,191)
EUR	11,050	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	231,102	231,102
EUR	11,050	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(228,548)	(228,548)
GBP	3,280	05/08/21	0.716%(S)	6 Month GBP LIBOR(1)(S)	39,091	40,449	1,358
JPY	17,215,740	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(54,893)	(54,893)
JPY	6,999,790	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(2,422)	(2,422)
	250,430	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	411,257	411,257
	762,460	05/11/19	1.613%(S)	3 Month LIBOR(1)(Q)	732,490	4,017,655	3,285,165
	44,680	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(10,717)	343,785	354,502
	99,170	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(67,560)	747,284	814,844
	61,890	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	654,365	654,365
	195,680	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	55,515	1,309,605	1,254,090
	442,890	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	1,459,074	2,504,178	1,045,104
	92,015	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	24,841	420,182	395,341
	70,240	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	1,006	258,000	256,994

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
135,665	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	$ (8,388)	$ 409,672	$ 418,060
238,735	02/05/20	2.350%(S)	3 Month LIBOR(1)(Q)	50,769	(456,136)	(506,905)
123,850	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	29,661	16,877	(12,784)
18,880	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(25,566)	(21,319)	4,247
87,960	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	(101,095)	(101,095)
2,367,600	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	41,681,183	30,910,436	(10,770,747)
201,270	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(4,615)	(335,249)	(330,634)
412,330	05/11/21	1.600%(S)	3 Month LIBOR(1)(Q)	10,053,341	9,813,885	(239,456)
263,500	05/15/21	2.202%(S)	3 Month LIBOR(1)(Q)	(3,255,762)	2,419,949	5,675,711
72,470	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	433	(1,291,942)	(1,292,375)
79,680	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	476	(1,228,204)	(1,228,680)
363,990	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	435,959	(5,568,743)	(6,004,702)
191,000	05/31/21	1.980%(S)	3 Month LIBOR(2)(Q)	931	(2,796,358)	(2,797,289)
2,570	07/31/21	2.290%(S)	3 Month LIBOR(1)(Q)	(42,741)	16,978	59,719
5,870	11/22/21	1.792%(S)	3 Month LIBOR(2)(Q)	38	(130,341)	(130,379)
133,150	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	(1,449,345)	(2,483,813)	(1,034,468)
16,120	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(86,675)	(86,675)
11,430	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	2,236	(140,879)	(143,115)
10,635	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(131,911)	(131,911)
10,550	09/28/22	2.177%(S)	3 Month LIBOR(1)(Q)	—	52,495	52,495
24,000	04/03/23	2.015%(S)	3 Month LIBOR(1)(Q)	387,010	379,493	(7,517)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
583,643	05/11/23	2.000%(S)	3 Month LIBOR(2)(Q)	$(25,275,818)	$(13,135,588)	$ 12,140,230
16,300	06/20/23	2.604%(S)	3 Month LIBOR(1)(Q)	(423,981)	(49,381)	374,600
40,810	08/28/23	2.842%(S)	3 Month LIBOR(1)(Q)	—	(860,231)	(860,231)
101,900	09/24/23	2.903%(S)	3 Month LIBOR(1)(Q)	(4,887,264)	(2,427,696)	2,459,568
124,000	11/15/23	2.230%(S)	3 Month LIBOR(1)(Q)	827	1,756,869	1,756,042
22,745	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	56,893	352,135	295,242
25,504	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(46,430)	347,280	393,710
47,110	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(362,554)	602,260	964,814
45,915	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(51,777)	549,283	601,060
51,151	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(840,371)	1,040,949	1,881,320
28,490	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	417,875	417,875
291,235	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	1,162,401	4,244,241	3,081,840
89,045	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	307,192	1,269,658	962,466
98,000	08/15/24	2.559%(S)	3 Month LIBOR(1)(Q)	(1,570,311)	(721,406)	848,905
20,260	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	(522,771)	(522,771)
56,550	09/09/24	2.558%(S)	3 Month LIBOR(1)(Q)	(904,581)	(402,831)	501,750
99,875	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	263,894	1,186,662	922,768
4,300	02/23/25	2.232%(S)	3 Month LIBOR(1)(Q)	181	56,946	56,765
44,450	02/25/25	2.208%(S)	3 Month LIBOR(1)(Q)	454	650,496	650,042
18,415	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	15,095	(258,169)	(273,264)
16,810	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(581,783)	(581,783)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
3,370	05/11/25	1.900%(S)	3 Month LIBOR(1)(Q)	$ 191,039	$ 133,243	$ (57,796)
330,667	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(228,936)	(8,795,895)	(8,566,959)
188,411	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	132,018	(6,245,329)	(6,377,347)
9,975	04/28/26	1.809%(S)	3 Month LIBOR(1)(Q)	136	465,931	465,795
52,572	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	667,355	1,885,442	1,218,087
53,535	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	38,163	1,585,206	1,547,043
12,575	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	303,216	303,216
23,100	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(15,258)	358,536	373,794
11,080	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	256,614	256,614
6,735	05/11/27	2.305%(S)	3 Month LIBOR(2)(Q)	(37,107)	(157,842)	(120,735)
9,360	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	354,702	354,702
6,290	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	153,007	153,007
8,955	05/11/28	2.000%(S)	3 Month LIBOR(1)(Q)	822,659	486,743	(335,916)
305,886	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(3,762,047)	(6,432,345)	(2,670,298)
104,670	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(333,232)	(1,663,023)	(1,329,791)
51,830	05/11/29	2.000%(S)	3 Month LIBOR(1)(Q)	3,704,469	3,213,999	(490,470)
7,770	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	2,075	2,075
42,995	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(284,412)	(2,415,573)	(2,131,161)
7,975	05/11/37	2.537%(S)	3 Month LIBOR(1)(Q)	(168,401)	301,253	469,654
37,960	05/11/38	2.200%(S)	3 Month LIBOR(1)(Q)	3,931,864	3,476,437	(455,427)
8,370	05/11/39	2.200%(S)	3 Month LIBOR(2)(Q)	(875,022)	(802,141)	72,881

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	8,500	02/15/40	3.192%(S)	3 Month LIBOR(1)(Q)	$ (567,614)	$ (626,292)	$ (58,678)
	14,000	02/15/41	2.647%(S)	3 Month LIBOR(1)(Q)	402	275,630	275,228
	5,520	11/15/41	1.869%(S)	3 Month LIBOR(1)(Q)	33,885	905,450	871,565
	31,400	05/11/42	2.562%(S)	3 Month LIBOR(2)(Q)	204,062	(1,340,610)	(1,544,672)
	1,300	12/12/42	2.590%(S)	3 Month LIBOR(1)(Q)	65,803	50,561	(15,242)
	1,890	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	50,937	50,937
	13,400	08/21/44	3.190%(S)	3 Month LIBOR(1)(Q)	(926,224)	(1,094,286)	(168,062)
	3,755	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	218	843,986	843,768
	1,365	05/11/47	2.570%(S)	3 Month LIBOR(1)(Q)	99,638	64,689	(34,949)
	2,410	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	113,797	113,797
	2,225	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	80,840	80,840
	12,540	05/11/48	2.300%(S)	3 Month LIBOR(1)(Q)	2,334,356	1,316,037	(1,018,319)
	9,500	08/28/48	2.915%(S)	3 Month LIBOR(2)(Q)	—	297,532	297,532
	3,280	05/11/49	2.300%(S)	3 Month LIBOR(1)(Q)	409,978	344,129	(65,849)
ZAR	71,037	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(13,701)	95,186	108,887
					$ 24,099,749	$ 20,085,713	$ (4,014,036)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	7,504	$(37,130)	$(22,915)	$(14,215)

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$84,631,000	$16,905,043
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$ —	$ 5,320,685	$ —
Collateralized Loan Obligations	—	609,431,032	—
Consumer Loans	—	47,485,519	—
Home Equity Loans	—	63,511,090	—
Other	—	6,772,747	—
Residential Mortgage-Backed Securities	—	112,947,651	25,282,604
Student Loans	—	33,800,777	—

Bank Loans	—	52,985,837	3,875,417
Commercial Mortgage-Backed Securities	—	192,668,468	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)

Convertible Bond	$ —	$ 6,139,470	$ —
Corporate Bonds	—	802,418,029	—
Municipal Bonds	—	13,715,341	—
Residential Mortgage-Backed Securities	—	122,068,217	20,640,000
Sovereign Bonds	—	307,587,412	—
U.S. Treasury Obligations	—	18,774,815	—
Common Stock	1,186,516	—	—
Affiliated Mutual Funds	85,588,601	—	—
Options Purchased	—	53,446,789	—
Options Written	—	(49,991,570)	(270,208)
Other Financial Instruments*
Futures Contracts	25,942,356	—	—
OTC Forward Foreign Currency Exchange Contracts	—	337,893	—
OTC Cross Currency Exchange Contracts	—	5,470,368	—
OTC Packaged Credit Default Swap Agreements	—	(519,949)	—
Centrally Cleared Credit Default Swap Agreements	—	(1,068,518)	—
OTC Credit Default Swap Agreements	—	(1,622,969)	138,713
Centrally Cleared Inflation Swap Agreements	—	53,433	—
Centrally Cleared Interest Rate Swap Agreements	—	(4,014,036)	—
OTC Total Return Swap Agreement	—	(37,130)	—
Total	$112,717,473	$2,397,681,401	$49,666,526
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
	Asset-Backed Securities — Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds	Residential Mortgage-Backed Securities
Balance as of 10/31/18	$20,813,302	$ 1,138,500	$ 1,567,956	$ —
Realized gain (loss)	2,376	35	—	—
Change in unrealized appreciation (depreciation)	(4,786)	(86,629)	—	—
Purchases/Exchanges/Issuances	5,500,000	—	—	20,640,000
Sales/Paydowns	(1,033,535)	(10,101)	—	—
Accrued discount/premium	5,247	604	—	—
Transfers into of Level 3	—	3,971,508	—	—
Transfers out of Level 3	—	(1,138,500)	(1,567,956	—
Balance as of 1/31/19	$25,282,604	$ 3,875,417	$ —	$20,640,000
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ (4,786)	$ (86,629)	$ —	$ —

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Options Written	Credit Default Swap Agreements
Balance as of 10/31/18	$ (41,572)	$ 38,374
Realized gain (loss)	—	37,192
Change in unrealized appreciation (depreciation)	(107,610)	100,339
Purchases/Exchanges/Issuances	—	—
Sales/Paydowns	(121,025)	(37,192)
Accrued discount/premium	—	—
Transfers into of Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 1/31/19	$(270,208)	$138,713
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(107,610)	$138,713

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:
Level 3 Securities	Fair Value as of January 31, 2019	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities - ResidentialMortgage-Backed Securities	$25,282,604	Market Approach	Single Broker Indicative Quote
Bank Loans	3,875,417	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	20,640,000	Market Approach	Single Broker Indicative Quote
Options Written	(270,208)	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	138,713	Market Approach	Single Broker Indicative Quote
	$49,666,526
It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:
Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$1,138,500	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$3,971,508	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote
Corporate Bonds	$1,567,956	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Long-Term Investments 89.6%
Asset-Backed Securities 4.9%
Cayman Islands 0.9%
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%	4.001%(c)	07/20/30		250	$ 248,903
Netherlands 3.0%
North Westerly CLO BV, Series IV-A, Class A2R, 144A	1.250	01/15/26	EUR	243	277,728
St Paul’s CLO DAC, Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	500	570,415
					848,143
United States 1.0%
Credit Suisse Mortgage Trust, Series 2018-11R, 144A, 1 Month LIBOR + 1.400%^	3.902(c)	08/25/37		97	96,768
OneMain Direct Auto Receivables Trust, Series 2017-01A, Class C, 144A	3.910	08/16/21		100	100,623
PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	5.160(c)	08/25/25		100	100,060
					297,451
Total Asset-Backed Securities (cost $1,408,541)					1,394,497
Commercial Mortgage-Backed Security 0.9%
United Kingdom
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 5.000%, Floor N/A) (cost $255,161)	2.456(c)	01/23/29	GBP	200	262,494
Corporate Bonds 22.1%
Australia 0.4%
Transurban Finance Co. Pty Ltd., Sr. Sec’d. Notes, EMTN	2.000	08/28/25	EUR	100	119,217

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
China 1.3%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750%	06/14/22	EUR	100	$ 113,550
State Grid Europe Development 2014 PLC, Gtd. Notes, Series A	1.500	01/26/22	EUR	200	233,690
					347,240
Germany 2.2%
Allianz SE, Sub. Notes	5.625(ff)	10/17/42	EUR	200	264,888
Commerzbank AG, Sub. Notes, EMTN	7.750	03/16/21	EUR	100	129,628
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes, 144A	3.500	09/30/24	EUR	100	111,551
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes	4.000	01/15/25	EUR	100	118,970
					625,037
Ireland 0.4%
Smurfit Kappa Acquisitions, Gtd. Notes	2.750	02/01/25	EUR	100	118,640
Italy 1.2%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375	07/20/22	EUR	100	109,174
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	122,836
Telecom Italia SpA, Sr. Unsec’d. Notes, EMTN	3.250	01/16/23	EUR	100	114,986
					346,996
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.638	06/20/22	CHF	50	51,375
Mexico 1.5%
Petroleos Mexicanos, Gtd. Notes	3.625	11/24/25	EUR	400	430,826

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Netherlands 1.0%
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, EMTN	5.200%	03/31/25	CAD	200	$ 174,071
UPCB Finance IV Ltd., Sr. Sec’d. Notes	4.000	01/15/27	EUR	90	106,098
					280,169
Peru 0.7%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.963(s)	06/02/25		228	199,578
Russia 0.4%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	3.389	03/20/20	EUR	100	118,028
Spain 0.4%
Merlin Properties Socimi SA, Sr. Unsec’d. Notes, EMTN	2.375	05/23/22	EUR	100	119,094
Supranational Bank 0.5%
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	408,000	27,685
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500	10/26/23	AUD	160	105,121
					132,806
United Kingdom 4.1%
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125	02/01/22	GBP	100	129,906
Barclays PLC, Sub. Notes, EMTN	2.000(ff)	02/07/28	EUR	100	107,421
CPUK Finance Ltd., Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	128,112
EI Group PLC, First Mortgage	6.375	02/15/22	GBP	100	133,535
FCE Bank PLC, Sr. Unsec’d. Notes, EMTN	1.615	05/11/23	EUR	150	163,129
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN	2.000(ff)	03/08/23	EUR	100	116,118

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%	7.173%(c)	03/15/22	GBP	100	$ 131,173
Tesco PLC, Sr. Unsec’d. Notes, EMTN	5.000	03/24/23	GBP	80	114,411
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.500	01/15/25	GBP	90	119,519
					1,143,324
United States 7.8%
Adient Global Holdings Ltd., Gtd. Notes	3.500	08/15/24	EUR	100	86,362
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	113,291
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	100	129,110
Becton, Dickinson and Co., Sr. Unsec’d. Notes	0.368	06/06/19	EUR	100	114,509
Belden, Inc., Gtd. Notes	4.125	10/15/26	EUR	100	116,577
Catalent Pharma Solutions, Inc., Gtd. Notes	4.750	12/15/24	EUR	100	118,886
Discovery Communications LLC, Gtd. Notes	2.500	09/20/24	GBP	100	128,267
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100	07/15/24	EUR	100	114,257
International Game Technology PLC, Sr. Sec’d. Notes	4.750	02/15/23	EUR	100	122,315
IQVIA, Inc., Gtd. Notes	3.500	10/15/24	EUR	100	117,406
Kraft Heinz Foods Co., Gtd. Notes	2.250	05/25/28	EUR	100	114,032
LKQ Italia Bondco SpA, Gtd. Notes	3.875	04/01/24	EUR	100	118,426
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	1.000	12/02/22	EUR	100	115,759
PerkinElmer, Inc., Sr. Unsec’d. Notes	0.600	04/09/21	EUR	100	114,373
Spectrum Brands, Inc., Gtd. Notes	4.000	10/01/26	EUR	100	112,865
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	122,722

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.400%	01/23/26	EUR	100	$ 114,507
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	1.414	12/13/22	EUR	100	116,291
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	100	117,967
					2,207,922
Total Corporate Bonds (cost $6,091,425)					6,240,252
Residential Mortgage-Backed Securities 3.4%
Bermuda 0.6%
Bellemeade Re Ltd., Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.110(c)	04/25/28		167	166,999
United Kingdom 2.2%
Alba PLC, Series 2007-01, Class B, 3 Month GBP LIBOR + 0.240%	1.146(c)	03/17/39	GBP	78	92,882
Newgate Funding PLC,
Series 2006-02, Class M, 3 Month GBP LIBOR + 0.220%	1.132(c)	12/01/50	GBP	143	173,341
Series 2007-02X, Class A3, 3 Month GBP LIBOR + 0.160%	1.066(c)	12/15/50	GBP	100	119,308
Paragon Mortgages PLC,
Series 10X, Class B1A, 3 Month GBP LIBOR + 0.540%	1.446(c)	06/15/41	GBP	102	122,721
Series 12X, Class B1A, 3 Month GBP LIBOR + 0.480%	1.367(c)	11/15/38	GBP	95	113,345
					621,597

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States 0.6%
CIM Trust, Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.520%(c)	01/25/57		67	$ 67,981
LSTAR Securities Investment Trust, Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	4.020(c)	04/01/23		93	92,504
					160,485
Total Residential Mortgage-Backed Securities (cost $946,470)					949,081
Sovereign Bonds 58.1%
Argentina 2.2%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.820	12/31/33	EUR	516	530,008
Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375	01/20/23	EUR	100	97,007
					627,015
Belgium 2.8%
Kingdom of Belgium Government Bond, Unsec’d. Notes	4.000	03/28/22	EUR	600	782,204
Brazil 3.1%
Brazil Letras do Tesouro Nacional, Bills	10.424(s)	01/01/22	BRL	50	11,056
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		93	95,085
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		400	405,900
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875	04/01/21	EUR	300	359,669
					871,710
Bulgaria 0.5%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	115	143,277

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Canada 0.7%
Province of British Columbia, Unsec’d. Notes	7.875%	11/30/23	CAD	200	$ 188,146
Colombia 1.8%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	400	519,876
Croatia 0.8%
Croatia Government International Bond, Sr. Unsec’d. Notes	2.700	06/15/28	EUR	200	237,357
Cyprus 2.7%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	100	118,132
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	500	647,660
					765,792
France 2.0%
French Republic Government Bond OAT, Bonds	2.750	10/25/27	EUR	400	551,630
Germany 0.4%
Bundesrepublik Deutschland Bundesanleihe, Bonds	0.500	02/15/28	EUR	95	113,240
Greece 3.8%
Hellenic Republic Government Bond,
Bonds	0.000(cc)	10/15/42	EUR	9,000	31,728
Bonds	3.000(cc)	02/24/23	EUR	50	58,065
Bonds	3.000(cc)	02/24/24	EUR	75	86,476
Bonds	3.000(cc)	02/24/25	EUR	85	97,300
Bonds	3.000(cc)	02/24/26	EUR	85	96,346
Bonds	3.000(cc)	02/24/27	EUR	195	220,821
Bonds	3.000(cc)	02/24/28	EUR	60	67,414
Bonds	3.000(cc)	02/24/29	EUR	50	55,944
Bonds	3.000(cc)	02/24/31	EUR	140	151,996
Bonds	3.000(cc)	02/24/42	EUR	5	4,998

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)
Hellenic Republic Government Bond, (cont’d.)
Bonds	4.200%	01/30/42	EUR	140	$145,803

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	60	69,595
					1,086,486
Indonesia 2.3%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	230,196
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	140	165,432
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	257,998
					653,626
Ireland 0.7%
Ireland Government Bond, Bonds	2.400	05/15/30	EUR	150	198,069
Israel 0.4%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	118,354
Italy 8.1%
Italy Buoni Poliennali del Tesoro,
Bonds	2.050	08/01/27	EUR	140	156,620
Sr. Unsec’d. Notes, 144A	4.750	09/01/28	EUR	455	620,784
Unsec’d. Notes, 144A	4.500	03/01/26	EUR	455	602,243

Republic of Italy Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125	07/31/24	EUR	675	898,012
					2,277,659
Japan 0.3%
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	0.500	06/20/38	JPY	8,000	74,370
Kazakhstan 0.5%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	115	132,953

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Lithuania 0.7%
Lithuania Government International Bond, Sr. Unsec’d. Notes	6.125%	03/09/21		200	$ 211,703
Mexico 0.8%
Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	185	213,868
Peru 1.0%
Peruvian Government International Bond, Sr. Unsec’d. Notes	3.750	03/01/30	EUR	200	272,007
Poland 1.2%
Republic of Poland Government International Bond, Sr. Unsec’d. Notes, EMTN	3.375	07/09/24	EUR	250	331,527
Portugal 3.4%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	560	778,235
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	130	187,360
					965,595
Romania 0.8%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	100	106,699
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	112,159
					218,858
Senegal 0.4%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	109,492
South Korea 1.3%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, EMTN	2.000	04/30/20	EUR	100	117,193
Sr. Unsec’d. Notes, EMTN^	4.460	09/26/19	NZD	200	139,526
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	150	104,901
					361,620

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Spain 8.4%
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	5.000%	03/31/20	CAD	160	$ 125,078
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	111,341
Spain Government Bond,
Bonds, 144A	5.150	10/31/28	EUR	120	186,884
Sr. Unsec’d. Notes, 144A	1.400	04/30/28	EUR	70	81,956
Sr. Unsec’d. Notes, 144A	1.450	10/31/27	EUR	265	313,055
Sr. Unsec’d. Notes, 144A	4.650	07/30/25	EUR	870	1,249,429

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	200	310,785
					2,378,528
Turkey 1.8%
Turkey Government Bond, Bonds	8.000	03/12/25	TRY	100	14,477
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.125	04/11/23	EUR	155	180,663
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	100	117,408
Sr. Unsec’d. Notes	7.000	03/11/19		100	100,250
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	100	107,153
					519,951
United Kingdom 5.2%
United Kingdom Gilt, Bonds(k)	4.250	03/07/36	GBP	800	1,466,903
Total Sovereign Bonds (cost $15,690,501)					16,391,816
U.S. Government Agency Obligation 0.0%
Indonesia Government USAID Bond Gov’t. Gtd. Notes (cost $13,545)	8.900	06/01/21		13	13,680
U.S. Treasury Obligation 0.2%
U.S. Treasury Notes (cost $60,189)	2.625	12/31/23		60	60,497

Total Long-Term Investments (cost $24,465,832)					25,312,317

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 7.4%
Affiliated Mutual Fund 7.2%
PGIM Core Ultra Short Bond Fund (cost $2,024,702)(w)	2,024,702	$ 2,024,702
Options Purchased*~ 0.2%
(cost $36,054)		66,119

Total Short-Term Investments (cost $2,060,756)		2,090,821
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 97.0% (cost $26,526,588)		27,403,138
Options Written*~ (0.2)%
(premiums received $38,444)		(61,873)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 96.8% (cost $26,488,144)		27,341,265
Other assets in excess of liabilities(z) 3.2%		891,113

Net Assets 100.0%		$28,232,378

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $231,512 and 0.8% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co International PLC	11/21/19	0.13%	—	100	$ 437
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	100	464

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		71	$ 593
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		172	1,384
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		342	3,032
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		340	3,121
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		69	680
Currency Option EUR vs TRY	Call	Citibank, N.A.	04/26/19	6.00	—	EUR	500	30,338
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	04/26/19	5.00	—		500	53
Total OTC Traded (cost $34,095)								$40,102

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 11/11/22	Call	Goldman Sachs International	11/09/20	3.88%	3.88%(A)	3 Month SAIBOR(Q)	SAR	5,252	$20,950
CDX.NA.HY.31.V1, 12/20/23	Call	Bank of America, N.A.	03/20/19	$107.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		205	37
CDX.NA.HY.31.V1, 12/20/23	Call	Deutsche Bank AG	03/20/19	$107.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		195	35
CDX.NA.HY.31.V1, 12/20/23	Call	Bank of America, N.A.	03/20/19	$106.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		180	157
iTraxx.XO.30.V1, 12/20/23	Call	JPMorgan Chase Bank, N.A.	03/20/19	2.63%	5.00%(Q)	iTraxx.XO. 30.V1(Q)	EUR	450	15
2- Year Interest Rate Swap, 11/11/22	Put	Goldman Sachs International	11/09/20	3.88%	3 Month SAIBOR(Q)	3.88%(A)	SAR	5,252	4,823
Total OTC Swaptions (cost $1,959)									$26,017
Total Options Purchased (cost $36,054)									$66,119
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	BNP Paribas	04/26/19	6.00	—	EUR	500	$(30,338)
Currency Option USD vs BRL	Call	HSBC Bank USA, N.A.	04/26/19	5.00	—		500	(53)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19	$66.00	—		80	(1,110)
Total OTC Traded (premiums received $28,007)								$(31,501)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 11/12/22	Call	Goldman Sachs International	11/09/20	3.23%	3 Month LIBOR(Q)	3.23%(S)		1,400	$(23,301)
2- Year Interest Rate Swap, 11/12/22	Put	Goldman Sachs International	11/09/20	3.23%	3.23%(S)	3 Month LIBOR(Q)		1,400	(2,612)
CDX.NA.HY.31.V1, 12/20/23	Put	Deutsche Bank AG	07/17/19	$ 95.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		400	(1,923)
iTraxx.XO.30.V2, 12/20/23	Put	BNP Paribas	06/19/19	4.50%	5.00%(Q)	iTraxx.XO. 30.V2(Q)	EUR	450	(2,536)
Total OTC Swaptions (premiums received $10,437)									$(30,372)
Total Options Written (premiums received $38,444)									$(61,873)
Futures contracts outstanding at January 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
95	5 Year U.S. Treasury Notes	Mar. 2019	$10,911,641	$ 169,934
1	10 Year U.K. Gilt	Mar. 2019	162,021	1,692
56	10 Year U.S. Treasury Notes	Mar. 2019	6,858,250	131,477
2	30 Year Euro Buxl	Mar. 2019	425,470	24,632
7	30 Year U.S. Ultra Treasury Bonds	Mar. 2019	1,127,875	23,726
11	Euro-OAT	Mar. 2019	1,925,349	27,642
				379,103
Short Positions:
33	2 Year U.S. Treasury Notes	Mar. 2019	7,006,828	(36,500)
32	5 Year Euro-Bobl	Mar. 2019	4,868,841	(24,586)
26	10 Year Euro-Bund	Mar. 2019	4,930,260	(88,478)
2	20 Year U.S. Treasury Bonds	Mar. 2019	293,375	(15,031)
44	Euro Schatz. DUA Index	Mar. 2019	5,634,278	1,282
				(163,313)
				$ 215,790

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 02/11/19	BNP Paribas	ARS	2,010	$ 51,198	$ 53,284	$ 2,086	$ —
Expiring 02/11/19	Morgan Stanley & Co International PLC	ARS	1,313	33,793	34,803	1,010	—
Expiring 02/28/19	BNP Paribas	ARS	988	25,392	25,765	373	—
Australian Dollar,
Expiring 04/18/19	BNP Paribas	AUD	79	56,100	57,136	1,036	—
Expiring 04/18/19	Citibank, N.A.	AUD	82	58,650	59,929	1,279	—
Expiring 04/18/19	Morgan Stanley & Co International PLC	AUD	56	40,801	40,675	—	(126)
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	97	70,000	70,847	847	—
Brazilian Real,
Expiring 02/04/19	Barclays Bank PLC	BRL	294	75,000	80,549	5,549	—
Expiring 02/04/19	Barclays Bank PLC	BRL	290	74,784	79,513	4,729	—
Expiring 02/04/19	Citibank, N.A.	BRL	381	99,292	104,559	5,267	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	253	65,200	69,247	4,047	—
Expiring 02/04/19	UBS AG	BRL	317	86,000	86,955	955	—
Expiring 02/25/19	Citibank, N.A.	BRL	429	126,998	117,467	—	(9,531)
Expiring 03/06/19	JPMorgan Chase Bank, N.A.	BRL	830	220,182	227,150	6,968	—
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	BRL	98	28,206	26,722	—	(1,484)
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	BRL	95	28,001	25,970	—	(2,031)
Canadian Dollar,
Expiring 04/18/19	Barclays Bank PLC	CAD	33	25,538	25,524	—	(14)
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	74	56,100	56,611	511	—
Chilean Peso,
Expiring 03/20/19	Citibank, N.A.	CLP	48,018	72,000	73,225	1,225	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	42,411	63,722	64,675	953	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	CLP	77,553	118,600	118,264	—	(336)
Chinese Renminbi,
Expiring 04/25/19	BNP Paribas	CNH	1,045	155,813	155,763	—	(50)
Colombian Peso,
Expiring 02/20/19	BNP Paribas	COP	391,211	122,996	125,896	2,900	—

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 02/20/19	JPMorgan Chase Bank, N.A.	COP	92,810	$ 29,878	$ 29,867	$ —	$ (11)
Czech Koruna,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CZK	1,662	73,674	74,014	340	—
Expiring 04/17/19	UBS AG	CZK	5,334	238,479	237,574	—	(905)
Expiring 04/17/19	UBS AG	CZK	5,334	238,732	237,574	—	(1,158)
Egyptian Pound,
Expiring 07/15/19	Citibank, N.A.	EGP	740	39,394	39,867	473	—
Expiring 07/15/19	Citibank, N.A.	EGP	457	24,301	24,600	299	—
Expiring 07/29/19	Citibank, N.A.	EGP	202	10,754	10,839	85	—
Euro,
Expiring 02/04/19	UBS AG	EUR	16,106	18,424,350	18,440,230	15,880	—
Expiring 02/25/19	Citibank, N.A.	EUR	25	29,615	28,671	—	(944)
Expiring 04/17/19	Citibank, N.A.	EUR	470	540,680	541,510	830	—
Expiring 04/17/19	Citibank, N.A.	EUR	24	27,900	28,167	267	—
Expiring 04/30/19	Citibank, N.A.	EUR	23	29,590	26,531	—	(3,059)
Hungarian Forint,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	HUF	23,165	84,536	84,401	—	(135)
Indian Rupee,
Expiring 03/20/19	Barclays Bank PLC	INR	784	11,100	10,971	—	(129)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	5,446	76,069	76,167	98	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	INR	21,742	307,597	304,097	—	(3,500)
Expiring 03/20/19	Morgan Stanley & Co International PLC	INR	21,742	307,227	304,097	—	(3,130)
Indonesian Rupiah,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,346,530	95,000	95,837	837	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,177,770	83,000	83,826	826	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,089,603	74,784	77,551	2,767	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	918,976	62,093	65,407	3,314	—
Israeli Shekel,
Expiring 04/25/19	UBS AG	ILS	121	33,381	33,341	—	(40)
Expiring 11/29/19	Citibank, N.A.	ILS	2,543	700,000	714,799	14,799	—
Malaysian Ringgit,
Expiring 03/05/19	Barclays Bank PLC	MYR	192	45,878	46,885	1,007	—

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 03/20/19	Citibank, N.A.	MXN	2,095	$ 109,722	$ 108,807	$ —	$ (915)
Expiring 03/20/19	Citibank, N.A.	MXN	248	12,588	12,866	278	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	999	50,362	51,848	1,486	—
Expiring 03/20/19	UBS AG	MXN	1,588	77,000	82,440	5,440	—
Expiring 03/20/19	UBS AG	MXN	1,564	80,000	81,212	1,212	—
New Taiwanese Dollar,
Expiring 03/20/19	Barclays Bank PLC	TWD	2,850	93,000	93,070	70	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	7,798	254,444	254,620	176	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	3,762	122,000	122,845	845	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	TWD	3,966	129,000	129,492	492	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	TWD	3,884	126,996	126,823	—	(173)
Expiring 03/20/19	Morgan Stanley & Co International PLC	TWD	2,277	74,000	74,357	357	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	TWD	2,186	71,000	71,388	388	—
New Zealand Dollar,
Expiring 04/18/19	Barclays Bank PLC	NZD	85	59,139	58,934	—	(205)
Norwegian Krone,
Expiring 04/17/19	Morgan Stanley & Co International PLC	NOK	1,382	162,365	164,418	2,053	—
Peruvian Nuevo Sol,
Expiring 03/20/19	Barclays Bank PLC	PEN	288	85,000	86,464	1,464	—
Expiring 03/20/19	BNP Paribas	PEN	164	48,238	49,141	903	—
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	5,074	95,531	97,039	1,508	—
Expiring 03/20/19	Barclays Bank PLC	PHP	4,105	77,000	78,495	1,495	—
Expiring 03/20/19	Barclays Bank PLC	PHP	3,689	69,000	70,550	1,550	—
Expiring 03/20/19	Citibank, N.A.	PHP	3,816	71,716	72,966	1,250	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	4,654	88,000	89,001	1,001	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	4,475	85,000	85,580	580	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	4,388	83,000	83,903	903	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	4,020	76,000	76,867	867	—

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	3,739	$ 70,000	$ 71,508	$ 1,508	$ —
Polish Zloty,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	PLN	332	89,562	89,352	—	(210)
Russian Ruble,
Expiring 03/20/19	Barclays Bank PLC	RUB	8,901	132,354	135,311	2,957	—
Expiring 03/20/19	Barclays Bank PLC	RUB	6,194	93,000	94,164	1,164	—
Expiring 03/20/19	Barclays Bank PLC	RUB	5,860	86,493	89,086	2,593	—
Expiring 03/20/19	Barclays Bank PLC	RUB	5,085	76,466	77,298	832	—
Expiring 03/20/19	Barclays Bank PLC	RUB	5,082	75,923	77,249	1,326	—
Expiring 03/20/19	Barclays Bank PLC	RUB	5,045	76,175	76,695	520	—
Expiring 03/20/19	Barclays Bank PLC	RUB	4,594	68,000	69,832	1,832	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	RUB	5,155	75,463	78,356	2,893	—
Singapore Dollar,
Expiring 02/08/19	Deutsche Bank AG	SGD	102	74,000	75,672	1,672	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	121	89,000	90,254	1,254	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	114	83,001	84,499	1,498	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	99	74,000	73,915	—	(85)
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	49	36,000	36,286	286	—
South African Rand,
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	893	62,321	67,059	4,738	—
Expiring 03/08/19	UBS AG	ZAR	1,569	117,878	117,811	—	(67)
South Korean Won,
Expiring 03/20/19	Bank of America, N.A.	KRW	89,791	80,805	80,816	11	—
Swedish Krona,
Expiring 04/17/19	Morgan Stanley & Co International PLC	SEK	1,303	146,253	144,856	—	(1,397)
Swiss Franc,
Expiring 04/17/19	Barclays Bank PLC	CHF	151	153,338	153,027	—	(311)
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	15,761	479,815	504,560	24,745	—
Expiring 02/08/19	Citibank, N.A.	THB	3,614	114,000	115,701	1,701	—
Expiring 02/08/19	Citibank, N.A.	THB	3,166	99,000	101,355	2,355	—
Expiring 02/08/19	Citibank, N.A.	THB	3,130	96,000	100,204	4,204	—

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 02/08/19	Citibank, N.A.	THB	2,854	$ 90,000	$ 91,363	$ 1,363	$ —
Expiring 02/08/19	Citibank, N.A.	THB	2,465	75,000	78,911	3,911	—
Expiring 02/08/19	Citibank, N.A.	THB	2,405	76,000	76,990	990	—
Expiring 02/08/19	Hong Kong & Shanghai Bank	THB	2,731	83,119	87,438	4,319	—
Expiring 05/10/19	Citibank, N.A.	THB	9,175	291,570	294,484	2,914	—
Expiring 05/10/19	Hong Kong & Shanghai Bank	THB	3,410	108,524	109,438	914	—
Expiring 05/10/19	Morgan Stanley & Co International PLC	THB	4,036	129,000	129,537	537	—
Turkish Lira,
Expiring 03/08/19	Barclays Bank PLC	TRY	277	51,027	52,519	1,492	—
Expiring 03/08/19	Barclays Bank PLC	TRY	273	49,958	51,897	1,939	—
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	1,549	274,957	294,062	19,105	—
				$29,320,481	$29,491,983	201,448	(29,946)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/18/19	Citibank, N.A.	AUD	88	$ 63,269	$ 64,201	$ —	$ (932)
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	583	420,030	424,464	—	(4,434)
Brazilian Real,
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	830	220,589	227,544	—	(6,955)
Expiring 02/04/19	Morgan Stanley & Co International PLC	BRL	705	180,517	193,280	—	(12,763)
Expiring 02/25/19	Citibank, N.A.	BRL	116	29,520	31,763	—	(2,243)
Expiring 03/06/19	Barclays Bank PLC	BRL	346	94,928	94,772	156	—
Expiring 04/30/19	Hong Kong & Shanghai Bank	BRL	211	58,000	57,422	578	—
British Pound,
Expiring 03/04/19	Goldman Sachs International	GBP	2,596	3,358,835	3,409,737	—	(50,902)
Expiring 04/17/19	Morgan Stanley & Co International PLC	GBP	60	78,000	78,428	—	(428)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/17/19	The Toronto-Dominion Bank	GBP	61	$ 80,000	$ 79,789	$ 211	$ —
Expiring 04/17/19	UBS AG	GBP	74	97,000	96,783	217	—
Expiring 04/17/19	UBS AG	GBP	20	26,477	26,406	71	—
Canadian Dollar,
Expiring 04/18/19	Goldman Sachs International	CAD	855	646,518	651,731	—	(5,213)
Chilean Peso,
Expiring 03/20/19	Citibank, N.A.	CLP	121,661	179,468	185,528	—	(6,060)
Expiring 03/20/19	Citibank, N.A.	CLP	50,524	74,512	77,047	—	(2,535)
Expiring 03/20/19	Citibank, N.A.	CLP	42,248	62,088	64,427	—	(2,339)
Expiring 03/20/19	Goldman Sachs International	CLP	42,792	62,293	65,256	—	(2,963)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	42,525	63,269	64,849	—	(1,580)
Expiring 03/20/19	Morgan Stanley & Co International PLC	CLP	55,061	79,000	83,965	—	(4,965)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	55,267	80,000	84,280	—	(4,280)
Chinese Renminbi,
Expiring 04/25/19	Hong Kong & Shanghai Bank	CNH	483	71,000	71,987	—	(987)
Expiring 04/25/19	Morgan Stanley & Co International PLC	CNH	3,231	474,891	481,810	—	(6,919)
Expiring 04/25/19	Morgan Stanley & Co International PLC	CNH	493	73,000	73,543	—	(543)
Colombian Peso,
Expiring 02/20/19	BNP Paribas	COP	160,525	50,783	51,659	—	(876)
Expiring 02/20/19	Citibank, N.A.	COP	323,161	99,000	103,997	—	(4,997)
Expiring 02/20/19	Citibank, N.A.	COP	243,876	73,912	78,482	—	(4,570)
Expiring 02/20/19	Citibank, N.A.	COP	26,314	8,200	8,468	—	(268)
Expiring 02/20/19	The Toronto-Dominion Bank	COP	29,625	9,292	9,534	—	(242)
Czech Koruna,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CZK	2,036	90,891	90,682	209	—
Expiring 04/17/19	UBS AG	CZK	2,024	90,000	90,144	—	(144)
Expiring 04/17/19	UBS AG	CZK	1,893	84,000	84,290	—	(290)
Expiring 04/17/19	UBS AG	CZK	1,854	82,000	82,585	—	(585)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 02/04/19	UBS AG	EUR	16,106	$18,399,708	$18,440,230	$ —	$ (40,522)
Expiring 02/25/19	Citibank, N.A.	EUR	100	126,865	114,685	12,180	—
Expiring 03/04/19	UBS AG	EUR	16,106	18,468,076	18,481,331	—	(13,255)
Expiring 04/17/19	Bank of America, N.A.	EUR	91	104,028	104,890	—	(862)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	65	74,224	74,728	—	(504)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	56	63,479	64,288	—	(809)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	25	27,916	28,249	—	(333)
Expiring 04/17/19	Morgan Stanley & Co International PLC	EUR	60	69,000	69,245	—	(245)
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	125	143,909	143,613	296	—
Expiring 04/17/19	UBS AG	EUR	99	113,872	113,632	240	—
Hungarian Forint,
Expiring 04/17/19	Deutsche Bank AG	HUF	21,310	76,000	77,643	—	(1,643)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	HUF	55,769	199,756	203,190	—	(3,434)
Expiring 04/17/19	The Toronto-Dominion Bank	HUF	55,769	198,869	203,190	—	(4,321)
Indian Rupee,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	8,684	121,630	121,462	168	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	INR	5,142	72,000	71,921	79	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	INR	4,875	68,000	68,177	—	(177)
Expiring 03/20/19	Morgan Stanley & Co International PLC	INR	4,807	68,000	67,226	774	—
Indonesian Rupiah,
Expiring 03/20/19	Barclays Bank PLC	IDR	1,809,888	124,007	128,815	—	(4,808)
Expiring 03/20/19	Barclays Bank PLC	IDR	907,800	62,093	64,611	—	(2,518)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,701,285	119,196	121,086	—	(1,890)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,159,562	79,000	82,530	—	(3,530)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,095,644	74,000	77,981	—	(3,981)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	946,900	$ 65,200	$ 67,394	$ —	$ (2,194)
Israeli Shekel,
Expiring 04/25/19	Citibank, N.A.	ILS	523	142,833	144,601	—	(1,768)
Expiring 11/29/19	Goldman Sachs International	ILS	2,538	700,000	713,225	—	(13,225)
Japanese Yen,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	JPY	6,848	63,292	63,264	28	—
Expiring 04/17/19	UBS AG	JPY	5,451	50,380	50,358	22	—
Malaysian Ringgit,
Expiring 03/05/19	Barclays Bank PLC	MYR	196	46,700	47,759	—	(1,059)
Mexican Peso,
Expiring 03/20/19	Citibank, N.A.	MXN	369	19,288	19,184	104	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	2,987	144,418	155,114	—	(10,696)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	1,444	75,000	74,977	23	—
New Taiwanese Dollar,
Expiring 03/20/19	Morgan Stanley & Co International PLC	TWD	6,658	217,298	217,377	—	(79)
New Zealand Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	NZD	777	530,938	537,741	—	(6,803)
Norwegian Krone,
Expiring 04/17/19	BNP Paribas	NOK	292	34,782	34,747	35	—
Peruvian Nuevo Sol,
Expiring 03/20/19	BNP Paribas	PEN	50	15,107	15,129	—	(22)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PEN	249	74,000	74,666	—	(666)
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	5,859	112,000	112,036	—	(36)
Expiring 03/20/19	Barclays Bank PLC	PHP	4,841	92,649	92,581	68	—
Expiring 03/20/19	Barclays Bank PLC	PHP	4,594	87,000	87,843	—	(843)
Expiring 03/20/19	Barclays Bank PLC	PHP	4,041	76,175	77,277	—	(1,102)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	3,995	74,784	76,395	—	(1,611)
Polish Zloty,
Expiring 04/17/19	Deutsche Bank AG	PLN	316	84,000	85,154	—	(1,154)
Expiring 04/17/19	Goldman Sachs International	PLN	1,100	292,834	296,170	—	(3,336)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	RUB	7,032	$ 106,671	$ 106,900	$ —	$ (229)
Singapore Dollar,
Expiring 02/08/19	Barclays Bank PLC	SGD	150	109,308	111,543	—	(2,235)
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	148	109,000	110,093	—	(1,093)
Expiring 02/08/19	UBS AG	SGD	98	71,000	72,558	—	(1,558)
South African Rand,
Expiring 03/08/19	Citibank, N.A.	ZAR	5,335	388,180	400,621	—	(12,441)
Expiring 03/08/19	Deutsche Bank AG	ZAR	1,286	92,000	96,578	—	(4,578)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	869	62,093	65,274	—	(3,181)
South Korean Won,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	275,422	246,886	247,893	—	(1,007)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	87,541	78,000	78,791	—	(791)
Swedish Krona,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	SEK	626	69,636	69,650	—	(14)
Swiss Franc,
Expiring 04/17/19	Goldman Sachs International	CHF	735	742,635	744,106	—	(1,471)
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	9,175	290,794	293,708	—	(2,914)
Expiring 02/08/19	Citibank, N.A.	THB	5,171	158,000	165,554	—	(7,554)
Expiring 02/08/19	Citibank, N.A.	THB	4,219	128,000	135,068	—	(7,068)
Expiring 02/08/19	Citibank, N.A.	THB	3,021	92,000	96,703	—	(4,703)
Expiring 02/08/19	Citibank, N.A.	THB	2,907	89,000	93,074	—	(4,074)
Expiring 02/08/19	Citibank, N.A.	THB	2,486	76,000	79,576	—	(3,576)
Expiring 02/08/19	Citibank, N.A.	THB	2,328	71,000	74,539	—	(3,539)
Expiring 02/08/19	Hong Kong & Shanghai Bank	THB	3,410	108,273	109,150	—	(877)
Expiring 05/10/19	Citibank, N.A.	THB	5,029	161,265	161,422	—	(157)
Turkish Lira,
Expiring 03/08/19	Barclays Bank PLC	TRY	143	25,207	27,220	—	(2,013)
Expiring 03/08/19	BNP Paribas	TRY	338	64,048	64,207	—	(159)
Expiring 03/08/19	Deutsche Bank AG	TRY	432	77,000	81,976	—	(4,976)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	223	39,699	42,437	—	(2,738)
Expiring 04/30/19	BNP Paribas	TRY	108	24,932	19,974	4,958	—

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 04/30/19	BNP Paribas	TRY	23	$ 5,330	$ 4,271	$ 1,059	$ —
Expiring 04/30/19	Morgan Stanley & Co International PLC	TRY	75	16,325	13,894	2,431	—
				$52,515,870	$52,821,348	23,907	(329,385)
						$225,355	$(359,331)
Cross currency exchange contracts outstanding at January 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/17/19	Buy	HUF	3,396	EUR	11	$ 89	$ —	Citibank, N.A.
04/17/19	Buy	HUF	7,822	EUR	25	203	—	Citibank, N.A.
04/17/19	Buy	HUF	15,639	EUR	49	405	—	Citibank, N.A.
04/17/19	Buy	CHF	58	EUR	52	—	(563)	Citibank, N.A.
04/17/19	Buy	CZK	1,671	EUR	65	—	(300)	JPMorgan Chase Bank, N.A.
04/30/19	Buy	EUR	107	TRY	520	27,521	—	BNP Paribas
04/30/19	Buy	TRY	726	EUR	130	—	(16,139)	Citibank, N.A.
						$28,218	$(17,002)
Credit default swap agreements outstanding at January 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$ 3,931	$ 6,597	$(2,666)	Barclays Bank PLC
Hellenic Republic	06/20/19	1.000%(Q)		330	3	1,797	(1,794)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		100	(2,334)	(2,474)	140	Bank of America, N.A.
Republic of Argentina	03/20/19	5.000%(Q)		200	(2,178)	(1,119)	(1,059)	HSBC Bank USA, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	210	5,111	3,023	2,088	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		230	1,243	3,309	(2,066)	Citibank, N.A.
Republic of Italy	06/20/28	1.000%(Q)	EUR	105	8,714	6,523	2,191	Barclays Bank PLC

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of Turkey	06/20/19	1.000%(Q)	80	$ 36	$ 2,315	$(2,279)	BNP Paribas
Republic of Turkey	06/20/19	1.000%(Q)	40	18	932	(914)	BNP Paribas
				$14,544	$20,903	$(6,359)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Arab Republic of Egypt	06/20/19	1.000%(Q)	70	2.407%	$ (293)	$ (209)	$ (84)	Citibank, N.A.
Commonwealth of Australia	12/20/23	1.000%(Q)	25	0.206%	947	847	100	Citibank, N.A.
Generalitat de Cataluna	12/20/22	1.000%(Q)	110	2.508%	(5,620)	(16,415)	10,795	Citibank, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	830	0.697%	11,346	8,739	2,607	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.697%	1,367	1,515	(148)	Bank of America, N.A.
Republic of France	12/20/23	0.250%(Q)	100	0.362%	(515)	(274)	(241)	Barclays Bank PLC
Republic of Hungary	06/20/22	1.000%(Q)	450	0.563%	6,920	(2,888)	9,808	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	220	1.024%	47	(1,391)	1,438	Citibank, N.A.
Republic of Ireland	06/20/27	1.000%(Q)	100	0.578%	3,246	2,524	722	Morgan Stanley & Co International PLC
Republic of Italy	06/20/23	1.000%(Q)	350	1.929%	(12,476)	(19,820)	7,344	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	230	1.929%	(8,198)	(12,007)	3,809	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	375	1.929%	(13,367)	(15,251)	1,884	Morgan Stanley & Co International PLC
Republic of Kazakhstan	06/20/23	1.000%(Q)	115	0.680%	1,663	—	1,663	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	100	0.435%	1,958	852	1,106	Citibank, N.A.

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Portugal	06/20/23	1.000%(Q)	640	0.809%	$ 5,783	$ (2,428)	$ 8,211	Goldman Sachs International
Republic of Portugal	12/20/23	1.000%(Q)	100	0.871%	701	(57)	758	Morgan Stanley & Co International PLC
Republic of South Africa	12/20/23	1.000%(Q)	400	1.766%	(13,142)	(22,056)	8,914	Bank of America, N.A.
Republic of Turkey	06/20/23	1.000%(Q)	80	2.889%	(5,810)	(10,983)	5,173	BNP Paribas
Republic of Turkey	06/20/23	1.000%(Q)	40	2.889%	(2,905)	(5,231)	2,326	BNP Paribas
Russian Federation	12/20/22	1.000%(Q)	50	1.117%	(153)	(125)	(28)	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	60	1.221%	(469)	(1,176)	707	BNP Paribas
Russian Federation	06/20/23	1.000%(Q)	200	1.221%	(1,564)	(3,983)	2,419	Morgan Stanley & Co International PLC
Russian Federation	06/20/23	1.000%(Q)	150	1.221%	(1,173)	(2,497)	1,324	Morgan Stanley & Co International PLC
Russian Federation	12/20/26	1.000%(Q)	100	1.694%	(4,559)	(10,974)	6,415	Barclays Bank PLC
State of Illinois	12/20/22	1.000%(Q)	100	1.561%	(1,869)	(4,071)	2,202	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	100	2.128%	(5,463)	(6,999)	1,536	Goldman Sachs International
United Kingdom	12/20/23	1.000%(Q)	25	0.358%	767	712	55	Goldman Sachs International
					$(42,831)	$(123,646)	$80,815

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at January 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)		190	$ 3,509	$1,761	$(1,748)
iTraxx.EUR.28.V1	12/20/27	1.000%(Q)	EUR	163	(1,886)	454	2,340
					$ 1,623	$2,215	$ 592

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.30.V3	06/20/23	5.000%(Q)	67	*	$ 4,839	$ 4,829	$ (10)
CDX.NA.HY.31.V3	12/20/23	5.000%(Q)	1,395	*	23,258	90,876	67,618
					$28,097	$95,705	$67,608

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.27.V2	06/20/22	1.000%(Q)	485	1.232%	$(3,011)	$(20,957)	$17,946	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	200	*	2,860	(1,136)	3,996	JPMorgan Securities LLC
					$ (151)	$(22,093)	$21,942
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at January 31, 2019:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	2,000,000	8.22%(S)	138	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$9,077	$—	$9,077

Forward rate agreements outstanding at January 31, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
275	07/16/19	2.180%(T)	CM MUNI 5 Year(1)(T)	$(3,157)	$—	$(3,157)	Citibank, N.A.
275	07/16/19	3.145%(T)	CM MUNI 30 Year(2)(T)	(515)	—	(515)	Citibank, N.A.
				$(3,672)	$—	$(3,672)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Inflation swap agreements outstanding at January 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(4,589)	$(4,589)
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	3,382	3,382

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Inflation swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
GBP	20	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	$—	$ 538	$ 538
GBP	15	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(591)	(591)
	240	12/19/23	1.900%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(230)	(230)
	100	01/09/29	1.995%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	540	540
					$—	$ (950)	$ (950)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	560	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	$ —	$ 6,873	$ 6,873
AUD	530	01/31/24	2.180%(S)	6 Month BBSW(1)(S)	—	—	—
AUD	380	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	(6)	9,682	9,688
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)	(4)	6,848	6,852
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(5)	7,129	7,134
BRL	657	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	16,104	16,104
BRL	724	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	27,420	27,420
BRL	305	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	16,505	16,505
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	6,995	6,995
CAD	195	06/20/19	1.265%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	(712)	(712)
CAD	2,935	07/26/19	1.605%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(2,306)	(6,148)	(3,842)
CAD	615	01/09/20	1.716%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(667)	(2,298)	(1,631)
CAD	620	04/05/22	1.445%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(18,076)	(12,062)	6,014
CAD	500	12/10/23	2.480%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	(4,233)	(4,582)	(349)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	320	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$(16,025)	$ (14,333)	$ 1,692
CAD	50	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	547	547
CAD	150	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(8,007)	(9,717)	(1,710)
CAD	40	01/09/48	2.640%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	13	13
CHF	700	12/13/23	(0.185)%(A)	6 Month CHF LIBOR(2)(S)	1,544	4,648	3,104
CHF	160	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	523	4,670	4,147
CHF	140	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	677	677
CHF	40	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	1,253	1,253
CHF	160	10/05/37	—(3)	—(3)	—	478	478
COP	559,000	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	330	3,633	3,303
CZK	6,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	(16)	(3,610)	(3,594)
CZK	6,700	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(1,558)	(1,558)
CZK	2,200	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	5,359	3,866	(1,493)
EUR	624	09/08/19	(0.195)%(A)	6 Month EURIBOR(2)(S)	—	1,080	1,080
EUR	1,810	05/11/21	0.100%(A)	6 Month EURIBOR(2)(S)	8,698	12,747	4,049
EUR	1,165	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	(1,093)	(10,852)	(9,759)
EUR	500	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	(3,690)	(3,690)
EUR	390	05/15/23	0.221%(A)	6 Month EURIBOR(2)(S)	—	3,679	3,679
EUR	500	05/15/23	0.266%(A)	6 Month EURIBOR(2)(S)	—	5,931	5,931
EUR	510	08/15/23	0.390%(A)	6 Month EURIBOR(2)(S)	(678)	8,624	9,302

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	100	11/23/23	0.320%(A)	6 Month EURIBOR(1)(S)	$ (24)	$ (1,225)	$ (1,201)
EUR	127	09/08/27	0.770%(A)	6 Month EURIBOR(2)(S)	—	3,449	3,449
EUR	1,335	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(89,832)	(20,234)	69,598
EUR	160	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	3,735	3,735
EUR	160	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(3,681)	(3,681)
EUR	305	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	17,498	17,498
EUR	50	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(2,308)	570	2,878
EUR	550	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	20,207	20,207
EUR	550	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(137)	(19,495)	(19,358)
EUR	170	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	6,318	6,318
EUR	170	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(6,305)	(6,305)
EUR	45	12/05/47	1.442%(A)	6 Month EURIBOR(1)(S)	—	(2,776)	(2,776)
EUR	160	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	6,882	6,882
EUR	160	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(6,787)	(6,787)
EUR	100	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	2,091	2,091
EUR	100	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(2,068)	(2,068)
EUR	320	01/07/49	1.475%(A)	3 Month EURIBOR(2)(Q)	—	2,649	2,649
EUR	320	01/07/49	1.484%(A)	6 Month EURIBOR(1)(S)	—	(2,596)	(2,596)
EUR	60	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	1,732	4,544	2,812
GBP	580	12/18/23	1.334%(S)	6 Month GBP LIBOR(2)(S)	2,149	3,486	1,337
GBP	65	03/09/46	1.648%(S)	6 Month GBP LIBOR(2)(S)	(1,470)	1,987	3,457
HUF	177,300	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(301)	7,757	8,058

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	95,000	01/12/27	4.150%(A)	6 Month BUBOR(2)(S)	$ —	$ 24,102	$ 24,102
HUF	99,345	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	13,570	13,570
JPY	309,920	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(988)	(988)
JPY	76,810	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(27)	(27)
JPY	301,250	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(6,292)	18,603	24,895
JPY	16,500	07/04/28	0.282%(S)	6 Month JPY LIBOR(2)(S)	—	2,221	2,221
JPY	180,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	—	57,458	57,458
JPY	18,500	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	7,362	7,362
JPY	95,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	33,456	33,456
JPY	9,150	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	4,384	4,384
JPY	45,000	12/22/41	0.731%(S)	6 Month JPY LIBOR(2)(S)	—	14,622	14,622
JPY	6,200	04/07/42	0.803%(S)	6 Month JPY LIBOR(2)(S)	—	2,972	2,972
JPY	7,400	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	2,584	2,584
JPY	25,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	14,408	14,408
KRW	700,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	(45)	(45)
KRW	294,200	01/07/24	1.685%(Q)	3 Month KWCDC(1)(Q)	—	28	28
KRW	310,000	09/10/28	2.043%(Q)	3 Month KWCDC(1)(Q)	(416)	(5,959)	(5,543)
MXN	2,080	06/11/27	7.210%(M)	28 Day Mexican Interbank Rate(2)(M)	506	(8,010)	(8,516)
MXN	4,000	06/30/28	8.065%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(5,730)	(5,730)
NOK	6,400	11/28/23	1.915%(A)	6 Month NIBOR(2)(S)	2,640	4,974	2,334

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	1,500	12/11/28	2.177%(A)	6 Month NIBOR(2)(S)	$ —	$ 2,633	$ 2,633
NZD	300	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	8,462	5,252	(3,210)
NZD	470	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	—	25,207	25,207
PLN	1,120	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	6,558	6,558
PLN	935	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	7,153	7,153
PLN	1,000	01/10/27	3.030%(A)	6 Month WIBOR(2)(S)	—	16,293	16,293
PLN	620	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(13,747)	(13,747)
PLN	508	11/13/28	2.998%(A)	6 Month WIBOR(1)(S)	—	(8,408)	(8,408)
SEK	3,300	09/12/23	0.497%(A)	3 Month STIBOR(2)(Q)	(2,496)	2,717	5,213
SEK	2,500	12/30/26	1.106%(A)	3 Month STIBOR(2)(Q)	—	7,109	7,109
SEK	990	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	—	2,403	2,403
SGD	380	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(603)	(603)
SGD	200	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	2,596	2,596
	2,190	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	4,008	4,008
	215	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(311)	1,332	1,643
	11,900	08/04/19	1.372%(A)	1 Day USOIS(1)(A)	(1,915)	111,149	113,064
	1,495	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	448	10,037	9,589
	3,885	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	10,938	21,948	11,010
	1,695	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	618	7,727	7,109
	845	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	8	3,097	3,089
	855	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(3)	2,572	2,575
	3,315	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	—	(3,650)	(3,650)
	720	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	(821)	(821)
	1,430	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(33)	(2,400)	(2,367)
	230	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(1,463)	(1,463)
	185	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	2	(981)	(983)
	280	05/21/23	2.215%(S)	3 Month LIBOR(2)(Q)	—	(3,745)	(3,745)
	1,850	11/23/23	3.016%(S)	3 Month LIBOR(1)(Q)	(10,243)	(42,391)	(32,148)
	300	07/17/24	2.926%(S)	3 Month LIBOR(2)(Q)	—	5,655	5,655

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	500	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	$ —	$ 7,348	$ 7,348
	4,435	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	16,556	64,756	48,200
	490	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	895	7,000	6,105
	1,230	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	4,442	14,649	10,207
	1,185	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	1,354	(16,578)	(17,932)
	480	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(319)	(12,768)	(12,449)
	830	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(28,086)	(28,086)
	1,190	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	939	(39,130)	(40,069)
	589	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	31	(19,524)	(19,555)
	130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	3,166	3,166
	150	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	—	2,789	2,789
	70	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(3,046)	(3,046)
	60	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	2,923	2,923
	65	07/17/49	2.914%(S)	3 Month LIBOR(1)(Q)	—	(1,502)	(1,502)
ZAR	2,035	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(13)	1,943	1,956
ZAR	1,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(34)	4,462	4,496
ZAR	3,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	6	4,721	4,715
					$(99,083)	$436,191	$535,274

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	85,000	11/15/27	4.130%(S)	1 Day CLOIS(2)(S)	$ 1,510	$ —	$ 1,510	Morgan Stanley & Co International PLC
CLP	55,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	1,535	—	1,535	Morgan Stanley & Co International PLC
CLP	19,100	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	582	—	582	Morgan Stanley & Co International PLC

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CLP	33,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	$ 872	$ —	$ 872	Morgan Stanley & Co International PLC
CLP	23,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	850	—	850	Citibank, N.A.
CNH	800	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,939	(2)	1,941	UBS AG
COP	123,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	573	—	573	Morgan Stanley & Co International PLC
COP	336,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	1,245	—	1,245	Morgan Stanley & Co International PLC
COP	263,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	1,489	—	1,489	Morgan Stanley & Co International PLC
COP	350,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	1,360	—	1,360	Citibank, N.A.
ILS	1,150	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	7,990	—	7,990	Citibank, N.A.
ILS	390	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	2,885	—	2,885	JPMorgan Chase Bank, N.A.
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)	1,211	(19)	1,230	Citibank, N.A.
MYR	1,000	11/27/23	3.900%(Q)	3 Month KLIBOR(2)(Q)	1,534	(2)	1,536	Citibank, N.A.
SAR	700	01/20/22	3.155%(A)	3 Month SAIBOR(1)(Q)	(421)	2	(423)	Morgan Stanley & Co International PLC
SAR	950	11/08/22	3.090%(A)	3 Month SAIBOR(1)(Q)	652	—	652	BNP Paribas
THB	20,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	1,364	—	1,364	Citibank, N.A.
ZAR	3,300	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(4,649)	(33)	(4,616)	Deutsche Bank AG
ZAR	3,100	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	4,720	26	4,694	Deutsche Bank AG
					$27,241	$(28)	$27,269

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month CHF LIBOR plus 1.75 bps quarterly and receives the floating rate of 6 Month CHF LIBOR semiannually.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$ —	$751,788
J.P. Morgan Securities LLC	339,835	—

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Broker	Cash and/or Foreign Currency	Securities Market Value
Total	$339,835	$751,788
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Cayman Islands	$ —	$ 248,903	$ —
Netherlands	—	848,143	—
United States	—	200,683	96,768
Commercial Mortgage-Backed Security
United Kingdom	—	262,494	—
Corporate Bonds
Australia	—	119,217	—
China	—	347,240	—
Germany	—	625,037	—
Ireland	—	118,640	—
Italy	—	346,996	—
Kazakhstan	—	51,375	—
Mexico	—	430,826	—
Netherlands	—	280,169	—
Peru	—	199,578	—
Russia	—	118,028	—
Spain	—	119,094	—
Supranational Bank	—	132,806	—
United Kingdom	—	1,143,324	—
United States	—	2,207,922	—
Residential Mortgage-Backed Securities
Bermuda	—	166,999	—
United Kingdom	—	621,597	—
United States	—	160,485	—
Sovereign Bonds
Argentina	—	627,015	—
Belgium	—	782,204	—
Brazil	—	871,710	—
Bulgaria	—	143,277	—
Canada	—	188,146	—

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Colombia	$ —	$ 519,876	$ —
Croatia	—	237,357	—
Cyprus	—	765,792	—
France	—	551,630	—
Germany	—	113,240	—
Greece	—	1,086,486	—
Indonesia	—	653,626	—
Ireland	—	198,069	—
Israel	—	118,354	—
Italy	—	2,277,659	—
Japan	—	74,370	—
Kazakhstan	—	132,953	—
Lithuania	—	211,703	—
Mexico	—	213,868	—
Peru	—	272,007	—
Poland	—	331,527	—
Portugal	—	965,595	—
Romania	—	218,858	—
Senegal	—	109,492	—
South Korea	—	222,094	139,526
Spain	—	2,378,528	—
Turkey	—	519,951	—
United Kingdom	—	1,466,903	—

U.S. Government Agency Obligation	—	13,680	—
U.S. Treasury Obligation	—	60,497	—
Affiliated Mutual Fund	2,024,702	—	—
Options Purchased	—	66,119	—
Options Written	—	(60,763)	(1,110)
Other Financial Instruments*
Futures Contracts	215,790	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(133,976)	—
OTC Cross Currency Exchange Contracts	—	11,216	—
Centrally Cleared Credit Default Swap Agreements	—	68,200	—
OTC Credit Default Swap Agreements	—	(28,438)	—
OTC Currency Swap Agreement	—	9,077	—
OTC Forward Rate Agreements	—	—	(3,672)
Centrally Cleared Inflation Swap Agreements	—	(950)	—
Centrally Cleared Interest Rate Swap Agreements	—	535,274	—
OTC Interest Rate Swap Agreements	—	27,241	—
Total	$2,240,492	$25,569,023	$231,512

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

PGIM International Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2019 were as follows:
Sovereign Bonds	58.1%
Affiliated Mutual Fund	7.2
Collateralized Loan Obligations	3.9
Residential Mortgage-Backed Securities	3.7
Banks	2.3
Healthcare-Products	2.1
Oil & Gas	1.9
Insurance	1.7
Media	1.7
Retail	1.5
Diversified Financial Services	1.1
Commercial Mortgage-Backed Security	0.9
Electric	0.9
Entertainment	0.8
Software	0.8
Foods	0.8
Auto Parts & Equipment	0.7
Auto Manufacturers	0.6
Multi-National	0.5
Packaging & Containers	0.5
Commercial Services	0.4
Real Estate Investment Trusts (REITs)	0.4
Healthcare-Services	0.4
Forest Products & Paper	0.4%
Electrical Components & Equipment	0.4
Telecommunications	0.4
Electronics	0.4
Chemicals	0.4
Household Products/Wares	0.4
Pharmaceuticals	0.4
Automobiles	0.4
Consumer Loans	0.3
Options Purchased	0.2
U.S. Treasury Obligation	0.2
Transportation	0.2
U.S. Government Agency Obligation	0.0*
97.0
Options Written	(0.2)
Other assets in excess of liabilities	3.2
100.0%

*	Less than +/- 0.05%

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks 81.2%
Diversified Real Estate Activities 0.0%
Henderson Land Development Co. Ltd. (Hong Kong)	1	$ 6
Diversified REITs 10.0%
Stockland (Australia)	119,124	327,778
STORE Capital Corp.	6,340	204,909
Suntec Real Estate Investment Trust (Singapore)	233,770	335,678
		868,365
Health Care REITs 14.1%
CareTrust REIT, Inc.	4,750	104,405
Community Healthcare Trust, Inc.	10,265	338,950
MedEquities Realty Trust, Inc.	330	3,818
Medical Properties Trust, Inc.	26,427	480,972
Omega Healthcare Investors, Inc.	2,265	91,030
Welltower, Inc.	2,615	202,637
		1,221,812
Hotel & Resort REITs 17.2%
Apple Hospitality REIT, Inc.	28,062	460,497
DiamondRock Hospitality Co.	32,567	330,881
Japan Hotel REIT Investment Corp. (Japan)	98	75,159
MGM Growth Properties LLC (Class A Stock)	20,291	629,021
		1,495,558
Industrial REITs 12.5%
Americold Realty Trust	3,546	103,969
Frasers Logistics & Industrial Trust (Singapore)	103,220	82,936
LaSalle Logiport REIT (Japan)	78	77,905
Mitsui Fudosan Logistics Park, Inc. (Japan)	43	136,399
Prologis Property Mexico SA de CV (Mexico)	44,793	78,074
STAG Industrial, Inc.	12,033	331,750
Summit Industrial Income REIT (Canada)	10,290	80,350
Warehouse REIT PLC (United Kingdom)	148,524	197,515
		1,088,898
Office REITs 7.5%
alstria office REIT-AG (Germany)	5,306	79,859
Columbia Property Trust, Inc.	3,900	86,073

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Office REITs (cont’d.)
Easterly Government Properties, Inc.	18,585	$ 333,786
Keppel REIT (Singapore)	167,097	146,747
		646,465
Residential REITs 1.7%
American Campus Communities, Inc.	3,230	148,645
Retail REITs 10.6%
Kenedix Retail REIT Corp. (Japan)	62	147,510
Klepierre SA (France)	4,360	149,801
Macerich Co. (The)	9,223	425,733
Vicinity Centres (Australia)	101,393	192,648
		915,692
Specialized REITs 7.6%
CoreSite Realty Corp.	740	73,105
Crown Castle International Corp.	1,322	154,753
Digital Realty Trust, Inc.	780	84,505
Four Corners Property Trust, Inc.	5,406	152,665
VICI Properties, Inc.	9,211	198,313
		663,341
Total Common Stocks (cost $6,547,012)		7,048,782
Preferred Stocks 18.3%
Hotel & Resort REITs 1.4%
Pebblebrook Hotel Trust	4,648	118,896
Industrial REITs 1.9%
Monmouth Real Estate Investment Corp.	7,125	167,509
Office REITs 2.5%
Vornado Realty Trust	9,379	213,091
Residential REITs 5.6%
American Homes 4 Rent	8,830	193,465
Investors Real Estate Trust	5,300	128,260
UMH Properties, Inc.	6,710	167,079
		488,804

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Specialized REITs 6.9%
EPR Properties (Class G Stock)	9,000	$ 204,120
Public Storage (Class U Stock)	1,238	31,136
Public Storage (Class W Stock)	7,631	179,481
Public Storage (Class X Stock)	7,631	181,770
		596,507
Total Preferred Stocks (cost $1,623,844)		1,584,807

Total Long-Term Investments (cost $8,170,856)		8,633,589

Short-Term Investments 2.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	186,855	186,855
PGIM Institutional Money Market Fund(w)	3	3

Total Short-Term Investments (cost $186,858)		186,858

TOTAL INVESTMENTS 101.6% (cost $8,357,714)		8,820,447
Liabilities in excess of other assets (1.6)%		(140,508)

Net Assets 100.0%		$ 8,679,939

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Real Estate Activities	$ —	$ 6	$—
Diversified REITs	204,909	663,456	—
Health Care REITs	1,221,812	—	—
Hotel & Resort REITs	1,420,399	75,159	—
Industrial REITs	594,143	494,755	—
Office REITs	419,859	226,606	—
Residential REITs	148,645	—	—
Retail REITs	425,733	489,959	—
Specialized REITs	663,341	—	—
Preferred Stocks
Hotel & Resort REITs	118,896	—	—
Industrial REITs	167,509	—	—
Office REITs	213,091	—	—
Residential REITs	488,804	—	—
Specialized REITs	596,507	—	—

Affiliated Mutual Funds	186,858	—	—
Total	$6,870,506	$1,949,941	$—

PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.9%
Common Stocks
Diversified Real Estate Activities 8.8%
Mitsui Fudosan Co. Ltd. (Japan)	11,900	$ 289,221
Sumitomo Realty & Development Co. Ltd. (Japan)	3,759	143,393
Sun Hung Kai Properties Ltd. (Hong Kong)	24,500	411,234
		843,848
Diversified REITs 6.0%
American Assets Trust, Inc.	4,934	211,866
Covivio (France)	1,551	158,696
Suntec Real Estate Investment Trust (Singapore)	142,407	204,487
		575,049
Health Care REITs 8.5%
CareTrust REIT, Inc.	6,809	149,662
Medical Properties Trust, Inc.	12,529	228,028
Welltower, Inc.	5,684	440,453
		818,143
Hotel & Resort REITs 3.1%
MGM Growth Properties LLC(Class A Stock)	9,475	293,725
Industrial REITs 23.6%
Americold Realty Trust	18,444	540,778
Duke Realty Corp.	9,769	285,645
Goodman Group (Australia)	33,673	285,615
Mitsui Fudosan Logistics Park, Inc. (Japan)	58	183,980
Rexford Industrial Realty, Inc.	11,822	397,219
Segro PLC (United Kingdom)	27,890	237,047
STAG Industrial, Inc.	5,770	159,079
Summit Industrial Income REIT (Canada)	22,128	172,787
		2,262,150
Office REITs 22.8%
Allied Properties Real Estate Investment Trust (Canada)	3,303	118,651
Dexus (Australia)	27,978	233,693
Great Portland Estates PLC (United Kingdom)	14,949	143,455
Hibernia REIT PLC (Ireland)	104,040	156,996
Hudson Pacific Properties, Inc.	6,771	219,854
Inmobiliaria Colonial Socimi SA (Spain)	33,110	338,806
Japan Real Estate Investment Corp. (Japan)	55	322,333

PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Office REITs (cont’d.)
JBG SMITH Properties	5,722	$ 221,155
Nippon Building Fund, Inc. (Japan)	20	129,281
Tier REIT, Inc.	12,711	298,709
		2,182,933
Real Estate Operating Companies 5.6%
Vonovia SE (Germany)	10,602	532,395
Residential REITs 12.8%
AvalonBay Communities, Inc.	1,653	318,897
Camden Property Trust	2,443	236,849
Canadian Apartment Properties (Canada)	5,305	188,952
Equity LifeStyle Properties, Inc.	3,871	409,861
Essex Property Trust, Inc.	273	74,038
		1,228,597
Retail REITs 5.8%
Link REIT (Hong Kong)	29,847	327,775
Macerich Co. (The)	4,983	230,015
		557,790
Specialized REITs 2.9%
Crown Castle International Corp.	1,168	136,726
VICI Properties, Inc.	6,595	141,991
		278,717

Total Long-Term Investments (cost $8,736,751)		9,573,347

Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $205,264)(w)	205,264	205,264

TOTAL INVESTMENTS 102.0% (cost $8,942,015)		9,778,611
Liabilities in excess of other assets (2.0)%		(190,029)

Net Assets 100.0%		$ 9,588,582

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Real Estate Activities	$ —	$ 843,848	$—
Diversified REITs	211,866	363,183	—
Health Care REITs	818,143	—	—
Hotel & Resort REITs	293,725	—	—
Industrial REITs	1,555,508	706,642	—
Office REITs	858,369	1,324,564	—
Real Estate Operating Companies	—	532,395	—
Residential REITs	1,228,597	—	—
Retail REITs	230,015	327,775	—
Specialized REITs	278,717	—	—

Affiliated Mutual Fund	205,264	—	—
Total	$5,680,204	$4,098,407	$—

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks
Aerospace & Defense 2.1%
Arconic, Inc.	63,900	$ 1,202,598
Lockheed Martin Corp.	9,380	2,717,292
Northrop Grumman Corp.	5,670	1,562,369
Raytheon Co.	19,990	3,293,552
United Technologies Corp.	11,200	1,322,384
Vectrus, Inc.*	8,150	205,299
		10,303,494
Air Freight & Logistics 0.3%
Hub Group, Inc. (Class A Stock)*	14,900	663,199
United Parcel Service, Inc. (Class B Stock)	9,900	1,043,460
		1,706,659
Airlines 0.6%
Southwest Airlines Co.	52,900	3,002,604
Automobiles 0.3%
General Motors Co.	40,100	1,564,702
Banks 6.1%
Associated Banc-Corp.	16,200	350,730
Bank of America Corp.	282,168	8,033,323
BB&T Corp.	7,300	356,240
Citigroup, Inc.	92,600	5,968,996
Fifth Third Bancorp	55,700	1,493,874
JPMorgan Chase & Co.	79,040	8,180,640
SunTrust Banks, Inc.	21,700	1,289,414
Wells Fargo & Co.	84,600	4,137,786
		29,811,003
Beverages 2.5%
Coca-Cola Co. (The)	66,800	3,215,084
Constellation Brands, Inc. (Class A Stock)	7,260	1,260,772
Keurig Dr. Pepper, Inc.	73,700	2,006,114
PepsiCo, Inc.	51,914	5,849,150
		12,331,120
Biotechnology 3.0%
AbbVie, Inc.	1,400	112,406

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Alexion Pharmaceuticals, Inc.*	13,950	$ 1,715,292
Amgen, Inc.	700	130,977
Biogen, Inc.*	11,710	3,908,564
Celgene Corp.*	47,930	4,239,888
Gilead Sciences, Inc.	61,770	4,324,517
		14,431,644
Building Products 0.4%
Armstrong World Industries, Inc.	3,700	251,748
Continental Building Products, Inc.*	11,400	300,276
NCI Building Systems, Inc.*	15,600	127,296
Resideo Technologies, Inc.*	23,500	515,355
Universal Forest Products, Inc.	19,100	588,662
		1,783,337
Capital Markets 2.0%
Affiliated Managers Group, Inc.	3,230	338,989
Ameriprise Financial, Inc.	23,280	2,947,248
Goldman Sachs Group, Inc. (The)	15,450	3,059,254
Morgan Stanley	82,550	3,491,865
		9,837,356
Chemicals 1.5%
Celanese Corp.	2,000	191,520
Huntsman Corp.	64,550	1,418,164
LyondellBasell Industries NV (Class A Stock)	34,320	2,984,810
Mosaic Co. (The)	82,000	2,646,960
		7,241,454
Communications Equipment 1.9%
Arista Networks, Inc.*	2,000	429,560
Cisco Systems, Inc.	153,050	7,237,734
CommScope Holding Co., Inc.*	20,400	426,564
Juniper Networks, Inc.	35,300	915,682
		9,009,540

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 0.1%
EMCOR Group, Inc.	5,850	$ 381,596
Quanta Services, Inc.	7,400	261,516
		643,112
Consumer Finance 1.3%
American Express Co.	14,440	1,482,988
Capital One Financial Corp.	38,770	3,124,474
OneMain Holdings, Inc.*	51,450	1,537,841
		6,145,303
Containers & Packaging 0.1%
Greif, Inc. (Class A Stock)	3,400	132,600
Packaging Corp. of America	3,880	365,962
		498,562
Distributors 0.6%
Genuine Parts Co.	27,640	2,759,025
Diversified Consumer Services 0.0%
Adtalem Global Education, Inc.*	3,400	166,260
Diversified Financial Services 1.0%
Berkshire Hathaway, Inc. (Class B Stock)*	21,150	4,347,171
Jefferies Financial Group, Inc.	25,200	524,412
		4,871,583
Diversified Telecommunication Services 2.7%
AT&T, Inc.	210,621	6,331,267
ATN International, Inc.	1,700	126,786
Verizon Communications, Inc.	120,350	6,626,471
		13,084,524
Electric Utilities 1.2%
Eversource Energy	3,950	274,169
Exelon Corp.	78,650	3,756,324
FirstEnergy Corp.	2,800	109,760
Portland General Electric Co.	5,900	285,088
PPL Corp.	44,500	1,393,740
		5,819,081

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 0.3%
Atkore International Group, Inc.*	27,200	$ 630,768
Encore Wire Corp.	5,800	312,620
nVent Electric PLC (United Kingdom)	12,900	322,758
		1,266,146
Electronic Equipment, Instruments & Components 0.8%
Anixter International, Inc.*	5,300	321,763
CDW Corp.	17,550	1,461,389
Keysight Technologies, Inc.*	3,700	273,874
National Instruments Corp.	12,000	530,640
ScanSource, Inc.*	7,400	283,494
SYNNEX Corp.	7,600	735,376
Tech Data Corp.*	900	86,067
		3,692,603
Energy Equipment & Services 0.0%
Superior Energy Services, Inc.*	31,400	122,774
Entertainment 1.7%
Activision Blizzard, Inc.	20,950	989,678
Marcus Corp. (The)	10,900	485,813
Viacom, Inc. (Class B Stock)	22,350	657,537
Walt Disney Co. (The)	53,250	5,938,440
		8,071,468
Equity Real Estate Investment Trusts (REITs) 2.2%
American Tower Corp.	9,950	1,719,758
Apple Hospitality REIT, Inc.	18,350	301,124
Armada Hoffler Properties, Inc.	9,800	147,196
Brandywine Realty Trust	7,800	117,390
CoreCivic, Inc.	6,550	130,149
GEO Group, Inc. (The)	17,050	384,477
Host Hotels & Resorts, Inc.	140,600	2,539,236
Piedmont Office Realty Trust, Inc. (Class A Stock)	4,900	94,864
Ryman Hospitality Properties, Inc.	17,850	1,434,247
SBA Communications Corp.*	5,000	912,650
Spirit MTA REIT	1,260	9,853
Spirit Realty Capital, Inc.	50,840	2,019,365
Xenia Hotels & Resorts, Inc.	42,300	793,971
		10,604,280

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	1,700	$ 364,871
Walgreens Boots Alliance, Inc.	49,550	3,580,483
Walmart, Inc.	23,860	2,286,504
		6,231,858
Food Products 1.5%
Archer-Daniels-Midland Co.	65,250	2,929,725
Hershey Co. (The)	800	84,880
Kraft Heinz Co. (The)	33,100	1,590,786
Pilgrim’s Pride Corp.*	11,500	232,990
Tyson Foods, Inc. (Class A Stock)	38,800	2,402,496
		7,240,877
Gas Utilities 0.1%
UGI Corp.	11,450	652,994
Health Care Equipment & Supplies 2.6%
Baxter International, Inc.	4,300	311,707
Danaher Corp.	33,240	3,686,981
Medtronic PLC	55,388	4,895,745
Stryker Corp.	7,310	1,298,037
Zimmer Biomet Holdings, Inc.	23,120	2,533,027
		12,725,497
Health Care Providers & Services 3.9%
Cigna Corp.	20,900	4,176,029
CVS Health Corp.	58,066	3,806,226
HCA Healthcare, Inc.	20,650	2,879,230
UnitedHealth Group, Inc.	29,240	7,900,648
		18,762,133
Hotels, Restaurants & Leisure 1.7%
Biglari Holdings, Inc. (Class A Stock)*	20	13,000
Biglari Holdings, Inc. (Class B Stock)*	200	26,184
Bloomin’ Brands, Inc.	55,600	1,024,708
Carnival Corp.	51,400	2,959,612
Extended Stay America, Inc., UTS	53,300	911,430
Marriott International, Inc. (Class A Stock)	950	108,804

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Norwegian Cruise Line Holdings Ltd.*	26,700	$ 1,373,181
Royal Caribbean Cruises Ltd.	14,000	1,680,700
		8,097,619
Household Products 1.3%
Procter & Gamble Co. (The)	64,464	6,218,842
Independent Power & Renewable Electricity Producers 0.8%
AES Corp.	99,650	1,633,263
NRG Energy, Inc.	58,100	2,376,871
		4,010,134
Industrial Conglomerates 1.1%
General Electric Co.	258,120	2,622,499
Honeywell International, Inc.	18,600	2,671,518
		5,294,017
Insurance 2.0%
Aflac, Inc.	30,100	1,435,770
Allstate Corp. (The)	4,700	412,989
CNO Financial Group, Inc.	5,300	94,764
Lincoln National Corp.	17,200	1,006,028
MetLife, Inc.	77,350	3,532,574
Reinsurance Group of America, Inc.	5,200	751,140
Unum Group	74,050	2,573,978
		9,807,243
Interactive Media & Services 5.4%
Alphabet, Inc. (Class A Stock)*	6,260	7,048,071
Alphabet, Inc. (Class C Stock)*	8,618	9,620,877
Facebook, Inc. (Class A Stock)*	58,870	9,813,040
		26,481,988
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.*	5,600	9,624,888
Booking Holdings, Inc.*	2,290	4,197,135
eBay, Inc.*	101,350	3,410,427
Qurate Retail, Inc.*	91,500	1,990,125
		19,222,575

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services 4.4%
Accenture PLC (Class A Stock)	13,050	$ 2,003,827
Automatic Data Processing, Inc.	15,200	2,125,568
Cognizant Technology Solutions Corp. (Class A Stock)	46,720	3,255,450
DXC Technology Co.	38,339	2,458,297
International Business Machines Corp.	25,230	3,391,416
PayPal Holdings, Inc.*	9,900	878,724
Visa, Inc. (Class A Stock)	53,300	7,196,033
		21,309,315
Leisure Products 0.0%
Johnson Outdoors, Inc. (Class A Stock)	1,100	68,915
Life Sciences Tools & Services 1.6%
Illumina, Inc.*	12,060	3,374,267
Thermo Fisher Scientific, Inc.	17,210	4,227,981
		7,602,248
Machinery 1.2%
Caterpillar, Inc.	18,000	2,396,880
Cummins, Inc.	10,950	1,610,854
Mueller Industries, Inc.	9,500	246,145
PACCAR, Inc.	20,500	1,343,160
Pentair PLC	8,800	362,472
		5,959,511
Media 0.7%
Comcast Corp. (Class A Stock)	88,300	3,229,131
Metals & Mining 0.3%
Steel Dynamics, Inc.	42,700	1,562,393
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Ladder Capital Corp.	58,093	1,005,590
Two Harbors Investment Corp.	21,000	306,390
		1,311,980
Multiline Retail 0.6%
Kohl’s Corp.	12,850	882,667
Macy’s, Inc.	78,950	2,076,385
		2,959,052

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 0.5%
CenterPoint Energy, Inc.	63,250	$ 1,955,690
MDU Resources Group, Inc.	13,550	348,371
		2,304,061
Oil, Gas & Consumable Fuels 5.6%
Chevron Corp.	60,950	6,987,918
CNX Resources Corp.*	29,000	352,060
Exxon Mobil Corp.	123,794	9,071,624
Kinder Morgan, Inc.	54,100	979,210
Marathon Oil Corp.	4,500	71,055
Marathon Petroleum Corp.	51,671	3,423,720
Phillips 66	34,530	3,294,507
Pioneer Natural Resources Co.	6,490	923,657
Valero Energy Corp.	21,450	1,883,739
World Fuel Services Corp.	5,300	131,917
		27,119,407
Personal Products 0.0%
Nu Skin Enterprises, Inc. (Class A Stock)	600	39,390
USANA Health Sciences, Inc.*	1,550	181,505
		220,895
Pharmaceuticals 4.6%
Allergan PLC	21,818	3,141,356
Bristol-Myers Squibb Co.	5,650	278,941
Eli Lilly & Co.	31,990	3,834,321
Johnson & Johnson	42,129	5,606,527
Merck & Co., Inc.	77,650	5,779,489
Pfizer, Inc.	83,184	3,531,161
		22,171,795
Professional Services 0.4%
Heidrick & Struggles International, Inc.	8,300	274,315
Insperity, Inc.	3,350	357,378
Korn Ferry	26,100	1,190,160
TriNet Group, Inc.*	5,000	228,300
		2,050,153
Real Estate Management & Development 0.4%
CBRE Group, Inc. (Class A Stock)*	39,550	1,809,413

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 1.6%
CSX Corp.(a)	52,600	$ 3,455,820
Norfolk Southern Corp.	13,150	2,205,781
Union Pacific Corp.	13,500	2,147,445
		7,809,046
Semiconductors & Semiconductor Equipment 3.0%
Intel Corp.	149,200	7,030,304
KLA-Tencor Corp.	4,200	447,594
Lam Research Corp.	10,300	1,746,674
Micron Technology, Inc.*	41,650	1,591,863
NXP Semiconductors NV (Netherlands)	2,800	243,684
Qorvo, Inc.*	7,300	477,128
Versum Materials, Inc.	20,800	764,816
Xilinx, Inc.	19,900	2,227,606
		14,529,669
Software 6.6%
Adobe, Inc.*	10,230	2,535,199
Autodesk, Inc.*	9,350	1,376,320
Cadence Design Systems, Inc.*	22,800	1,095,084
Intuit, Inc.	7,290	1,573,328
Microsoft Corp.	185,310	19,351,923
Oracle Corp.	107,500	5,399,725
Synopsys, Inc.*	10,500	980,175
		32,311,754
Specialty Retail 1.5%
Advance Auto Parts, Inc.	8,700	1,385,040
Asbury Automotive Group, Inc.*(a)	16,400	1,158,660
AutoNation, Inc.*	3,650	141,437
CarMax, Inc.*	7,400	434,972
Foot Locker, Inc.	38,900	2,174,121
Group 1 Automotive, Inc.	1,500	91,545
Home Depot, Inc. (The)	1,660	304,660
J. Jill, Inc.*	16,800	99,960
Michaels Cos., Inc. (The)*	52,600	729,036
Urban Outfitters, Inc.*	22,200	717,060
		7,236,491
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	74,870	12,461,363

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Hewlett Packard Enterprise Co.	148,650	$ 2,317,453
HP, Inc.	141,300	3,112,839
		17,891,655
Textiles, Apparel & Luxury Goods 1.5%
NIKE, Inc. (Class B Stock)	52,920	4,333,090
PVH Corp.	6,300	687,393
Ralph Lauren Corp.	1,400	162,596
Tapestry, Inc.	52,000	2,012,920
		7,195,999
Thrifts & Mortgage Finance 0.4%
Radian Group, Inc.	107,500	2,068,300
Tobacco 0.4%
Philip Morris International, Inc.	25,190	1,932,577
Trading Companies & Distributors 0.3%
Veritiv Corp.*	2,500	85,375
WESCO International, Inc.*	29,300	1,535,320
		1,620,695
Water Utilities 0.1%
SJW Group	12,100	725,395
Wireless Telecommunication Services 0.4%
Shenandoah Telecommunications Co.	5,700	271,491
T-Mobile US, Inc.*	23,300	1,622,146
		1,893,637

Total Long-Term Investments (cost $408,067,125)		478,406,898

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description			Shares	Value

Short-Term Investments 2.5%
Affiliated Mutual Funds 2.3%
PGIM Core Ultra Short Bond Fund(w)			6,473,815	$ 6,473,815
PGIM Institutional Money Market Fund (cost $4,725,312; includes $4,723,716 of cash collateral for securities on loan)(b)(w)			4,724,368	4,725,312
Total Affiliated Mutual Funds (cost $11,199,127)				11,199,127
	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation 0.2%
U.S. Treasury Bills(k)(n) (cost $922,151)	2.349%	03/21/19	925	922,102

Total Short-Term Investments (cost $12,121,278)				12,121,229

TOTAL INVESTMENTS 101.0% (cost $420,188,403)				490,528,127
Liabilities in excess of other assets(z) (1.0)%				(4,789,168)

Net Assets 100.0%				$ 485,738,959

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,600,845; cash collateral of $4,723,716 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Futures contracts outstanding at January 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
55	S&P 500 E-Mini Index	Mar. 2019	$7,437,375	$623,267
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$922,102
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 10,303,494	$ —	$—
Air Freight & Logistics	1,706,659	—	—
Airlines	3,002,604	—	—
Automobiles	1,564,702	—	—
Banks	29,811,003	—	—
Beverages	12,331,120	—	—
Biotechnology	14,431,644	—	—
Building Products	1,783,337	—	—
Capital Markets	9,837,356	—	—
Chemicals	7,241,454	—	—
Communications Equipment	9,009,540	—	—
Construction & Engineering	643,112	—	—
Consumer Finance	6,145,303	—	—
Containers & Packaging	498,562	—	—
Distributors	2,759,025	—	—
Diversified Consumer Services	166,260	—	—

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Diversified Financial Services	$ 4,871,583	$ —	$—
Diversified Telecommunication Services	13,084,524	—	—
Electric Utilities	5,819,081	—	—
Electrical Equipment	1,266,146	—	—
Electronic Equipment, Instruments & Components	3,692,603	—	—
Energy Equipment & Services	122,774	—	—
Entertainment	8,071,468	—	—
Equity Real Estate Investment Trusts (REITs)	10,604,280	—	—
Food & Staples Retailing	6,231,858	—	—
Food Products	7,240,877	—	—
Gas Utilities	652,994	—	—
Health Care Equipment & Supplies	12,725,497	—	—
Health Care Providers & Services	18,762,133	—	—
Hotels, Restaurants & Leisure	8,097,619	—	—
Household Products	6,218,842	—	—
Independent Power & Renewable Electricity Producers	4,010,134	—	—
Industrial Conglomerates	5,294,017	—	—
Insurance	9,807,243	—	—
Interactive Media & Services	26,481,988	—	—
Internet & Direct Marketing Retail	19,222,575	—	—
IT Services	21,309,315	—	—
Leisure Products	68,915	—	—
Life Sciences Tools & Services	7,602,248	—	—
Machinery	5,959,511	—	—
Media	3,229,131	—	—
Metals & Mining	1,562,393	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,311,980	—	—
Multiline Retail	2,959,052	—	—
Multi-Utilities	2,304,061	—	—
Oil, Gas & Consumable Fuels	27,119,407	—	—
Personal Products	220,895	—	—
Pharmaceuticals	22,171,795	—	—
Professional Services	2,050,153	—	—
Real Estate Management & Development	1,809,413	—	—
Road & Rail	7,809,046	—	—
Semiconductors & Semiconductor Equipment	14,529,669	—	—
Software	32,311,754	—	—
Specialty Retail	7,236,491	—	—
Technology Hardware, Storage & Peripherals	17,891,655	—	—
Textiles, Apparel & Luxury Goods	7,195,999	—	—
Thrifts & Mortgage Finance	2,068,300	—	—
Tobacco	1,932,577	—	—
Trading Companies & Distributors	1,620,695	—	—
Water Utilities	725,395	—	—
Wireless Telecommunication Services	1,893,637	—	—

Affiliated Mutual Funds	11,199,127	—	—
U.S. Treasury Obligation	—	922,102	—

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$ 623,267	$ —	$—
Total	$490,229,292	$922,102	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Glossary
The following abbreviations are used in the preceding Fund’s descriptions:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.
ABS—Asset-Backed Security
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMS—Constant Maturity Swap
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMAC—General Motors Acceptance Corporation
GMTN—Global Medium Term Note
HICP—Harmonised Index of Consumer Prices
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
NSA—Non-Seasonally Adjusted
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REIT(s)—Real Estate Investment Trust(s)
S—Semiannual payment frequency for swaps
S&P—Standard & Poor’s
SAIBOR—Saudi Arabian Interbank Offered Rate
SIBOR—Singapore Interbank Offered Rate
STACR—Structured Agency Credit Risk
STIBOR—Stockholm Interbank Offered Rate
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap
UTS—Unit Trust Security
WIBOR—Warsaw Interbank Offered Rate

ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol

PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency

Notes to Schedules of Investments (unaudited)
fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.  Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    March 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    March 14, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date    March 14, 2019

*	Print the name and title of each signing officer under his or her signature.